SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-08553)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 74
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and
REGISTRATION STATEMENT
(NO. 811-04526)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 76
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VANGUARD QUANTITATIVE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on January 28, 2026, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

January 28, 2026
Prospectus

Vanguard Growth and Income Fund
Investor Shares & Admiral™ Shares
Vanguard Growth and Income Fund Investor Shares (VQNPX)
Vanguard Growth and Income Fund Admiral Shares (VGIAX)

This prospectus contains financial data for the Fund through the fiscal year ended September 30, 2025.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
Vanguard Growth and Income Fund (the “Fund”) seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the S&P 500 Index.
Fees and Expenses
The following tables describe the fees and expenses you may pay if you buy, hold, and sell Investor Shares or Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	$25	$25
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Fees	0.37%	0.27%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.01%
Total Annual Fund Operating Expenses	0.39%	0.28%

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$40	$125	$219	$493
Admiral Shares	$29	$90	$157	$356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an active management approach, investing in a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500 Index (which is primarily composed of large-capitalization U.S. stocks) but are expected to provide a higher total return than that of the S&P 500 Index. At least 65% (and typically more than 90%) of the Fund’s assets will be invested in stocks that are included in the S&P 500 Index. Most of the stocks held by the Fund provide dividend income as well as the potential for capital appreciation. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of stocks for the Fund.

Principal Risks
As with any investment, an investment in the Fund could lose money over any time period. The Fund’s share price and total return may fluctuate, potentially within a wide range. The principal risks of investing in the Fund are summarized below. Each of the following risks could affect the Fund’s performance:
• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
• Active Management. The Fund is actively managed. The advisors’ security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
• Information Technology Sector. From time to time, stocks of companies within the information technology sector may make up a significant portion of the Fund’s investment portfolio. As a result, the Fund’s performance may be impacted by the general condition of the information technology sector.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Annual Total Returns — Vanguard Growth and Income Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	21.40%	June 30, 2020
Lowest	-20.39%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2025
	1 Year	5 Years	10 Years
Vanguard Growth and Income Fund Investor Shares
Return Before Taxes	19.27%	14.91%	14.71%
Return After Taxes on Distributions	16.10	11.80	12.27
Return After Taxes on Distributions and Sale of Fund Shares	12.93	11.06	11.44
Vanguard Growth and Income Fund Admiral Shares
Return Before Taxes	19.40%	15.02%	14.83%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	17.05	13.07	14.21

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisors
D. E. Shaw Investment Management, L.L.C. (DESIM)

Los Angeles Capital Management LLC (Los Angeles Capital)

Wellington Management Company LLP (Wellington Management)
Portfolio Managers
Max Stone, Portfolio Manager at DESIM. He has co-managed a portion of the Fund since February 2025.

Konstantin Turitsyn, Portfolio Manager at DESIM. He has co-managed a portion of the Fund since February 2025.

Hal W. Reynolds, CFA, Vice Chairman of Los Angeles Capital.
Mr. Reynolds has co-managed a portion of the Fund since 2011.

Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director of Los Angeles Capital. She has co-managed a portion of the Fund since 2022.

Mary Pryshlak, CFA, Senior Managing Director and Head of Investment Research at Wellington Management. She has managed a portion of the Fund since 2023.
Purchase and Sale of Fund Shares
If you invest directly with Vanguard, you may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open a Fund account for Investor Shares or Admiral Shares is generally $3,000 or $50,000, respectively. The minimum investment amount required to add to an existing Fund account is generally $1.

Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. If you invest in Vanguard fund shares indirectly through an intermediary (including investing in shares through a brokerage account offered by Vanguard Brokerage Services®), please contact that firm directly for more information regarding your eligibility. If you invest in Vanguard fund shares through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
You should consult your own tax advisor with respect to any particular U.S. or non-U.S. tax consequences of your investment in the Fund.
Payments to Financial Intermediaries
The Fund and its advisors do not pay financial intermediaries for sales of Fund shares.

More on the Fund
This prospectus provides information about Vanguard Growth and Income Fund, a series of Vanguard Quantitative Funds (the “Trust”). Reading this prospectus will help you decide whether the Fund is the right investment for you.
As you consider an investment in the Fund, you should take into account your tolerance for fluctuations in the securities markets. The costs of investing are another important consideration. As a Fund shareholder, you will pay a proportionate share of the costs of operating the Fund and any transaction costs incurred when the Fund buys or sells securities, including costs generated by shareholders of other share classes to the extent the Fund offers more than one share class. These costs can erode a substantial portion of the gross income or the capital appreciation the Fund achieves. Even seemingly small differences can, over time, have a dramatic effect on the Fund’s performance.
Investment Objective and More on Principal Investment Strategies
In this section, you will find more information about the Fund’s investment objective and the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Trust’s board of trustees (the “Board”) oversees the Fund’s management. The Board may approve changes to the Fund’s strategies or policies in the interest of shareholders without shareholder approval unless the strategy or policy is designated as fundamental.
Investment Objective
The Fund seeks to provide a total return (capital appreciation plus dividend income) greater than the return of the S&P 500 Index.
The Fund’s investment objective is not fundamental and may be changed without shareholder approval.
Implementation of Investment Objective
The Fund’s advisors seek to achieve the Fund’s investment objective by investing mainly in common stocks of companies that are part of the Fund’s performance benchmark, the S&P 500 Index. The S&P 500 Index is made up mostly of large-cap companies and represents approximately 75% of the market value of all U.S. common stocks. At least 65% (and typically more than 90%) of the Fund’s assets will be invested in stocks that are included in the S&P 500 Index.

What is Active Management?
Actively managed funds typically seek to exceed the average returns of a particular financial market or market segment. The Fund’s advisors will select securities to buy and sell based on the advisors’ judgments about companies and their financial prospects, the prices of the securities, and the markets and the economy in general. In selecting securities, an advisor may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Security Selection
The Fund uses multiple investment advisors, each of which independently selects and maintains a portfolio of stocks for the Fund. Each advisor buys and sells securities according to its evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. An advisor will sell a security when, in the advisor’s view, it is no longer attractive as an alternative investment or if the advisor deems it to be in the best interest of the Fund. Each advisor uses a different process to select a broadly diversified group of stocks that, as a whole, have investment characteristics similar to those of the S&P 500 Index, but are expected to provide a higher total return than that of the S&P 500 Index. Different advisors may reach different conclusions on the same security.
DESIM employs quantitative models that seek to capture predominantly bottom-up stock-specific return opportunities while aiming to control the overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to the Index. The advisor continually seeks to enhance the diversified set of models used to identify market inefficiencies, given its belief that such inefficiencies typically are arbitraged away over time. The stock return forecasts generated by these models, along with estimates of various forms of risk and the costs of transacting, are considered by an optimizer in order to construct a portfolio with the highest expected risk-adjusted return, net of trading costs, relative to that of the S&P 500 Index.
Los Angeles Capital employs a quantitative model that seeks to emphasize stocks with characteristics that investors are currently seeking and to underweight stocks with characteristics that investors are currently avoiding. The advisor believes these investor risk preferences change over time, so its model dynamically adapts to reflect these changes. Although the advisor aims to keep its overall portfolio characteristics similar to those of the S&P 500 Index, certain factors, such as size, sector weights, and style, often may differ from the S&P 500 Index in a risk-controlled manner.

Wellington Management allocates assets in a predominantly sector neutral manner to a team of its Global Industry Analysts (GIAs). The advisor employs a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of industries. The advisor believes that the experience of covering the same industries over a period of many years provides the GIAs with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Each GIA has developed a philosophy and process that is tailored to their sector coverage. Thus, the portfolio combines a blend of investment disciplines, which the advisor believes diversifies investment style risk and can lead to differentiated insights within each sector.
Stocks of publicly traded companies are often classified according to market capitalization, which is the market value of a company’s outstanding shares. These classifications typically include small-cap, mid-cap, and large-cap. It is important to understand that there is no “official” definition of each type of small-cap, mid-cap, or large-cap and that market capitalization ranges can change over time.
A fund’s median market capitalization, which is the midpoint of the market capitalization of the fund’s stocks weighted by the proportion of the fund’s assets invested in each stock, can be used as an indicator of the size of the companies in which it invests. Stocks representing half of a fund’s assets will have market capitalizations above the median, and the rest will fall below it. As of September 30, 2025, the asset-weighted median market capitalization of the Fund’s stock holdings was $360 billion.
Additional Information Regarding the Fund’s Investments
The Fund’s investments are described in more detail below.
• Large-Cap Stocks represent the largest publicly traded companies, which are often well-established and widely recognized. These companies typically have significant market share, global reach, and a history of financial stability. While they may not offer as much growth potential as smaller companies, they are generally considered more resilient during economic downturns but still not immune from a decrease in price.
More on Fund Risks
Investing in the securities markets can result in a loss of principal. The Fund is subject to a variety of risks, including the principal risks listed below, that can impact its net asset value (NAV), performance, and ability to achieve its investment objective.

More on Principal Risks
General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. These periods of rising and falling values can occur for unpredictable timeframes over the short and long term. Market volatility also is unpredictable and can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization (Market Cap) — Large-Cap Companies. Large-cap companies are typically more well-established, well-known, and mature companies from an operational perspective than smaller cap companies. Because of this, they may not reach the same levels of growth or performance as smaller cap companies, and they may be slower to react to competitive challenges. The Fund’s focus on large-cap companies could affect its performance relative to a fund that is focused on a broader representation of the stock market.
Active Management. The Fund is actively managed. Active management permits the advisors to use reasonable discretion on how to invest the assets of the Fund in a manner that helps the advisors achieve the strategy of the Fund. The advisors’ security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective. All else being equal, actively managed funds can have higher fees and expenses than passively managed funds.
Information Technology Sector. From time to time, stocks of companies within the information technology sector may make up a significant portion of the Fund’s investment portfolio. As a result, the Fund’s performance may be impacted by the general condition of the information technology sector. Companies in the information technology sector can be negatively affected by products becoming obsolete due to increased competition or short product life cycles, changing consumer preference, and/or expiring intellectual property rights, government scrutiny, changing regulations, and legal actions.

Additional Risks
Geopolitical and Sanctions Risk. Due to growing dependencies between global economies, geopolitical events can negatively affect all securities, markets, and economies. It is possible that events which only impact one geographic area could have negative short- or long-term effects on markets, issuers, and/or exchanges in the United States and other countries.
At times, the United States, other governments, or other supranational bodies (e.g., the United Nations) may impose sanctions on countries and/or entities in response to geopolitical events or other priorities. Compliance with sanctions could impact the Fund, including the Fund’s ability to transact in or obtain exposure to certain foreign securities and assets. Sanctions also could cause significant losses to the Fund’s investments and its performance could be negatively impacted. In lieu of sanctions, companies or specific goods that the company produces could be subjected to trade embargoes or tariffs, which can also affect securities markets and create volatility. So long as sanctions do not prohibit investment in the company or issuer, the Fund typically also would not be prohibited from investing in the affected company or issuer.
Potential Redemption Activity Impacts. The Vanguard funds can be negatively impacted by certain large redemptions. These redemptions could occur due to a single shareholder or multiple shareholders deciding to sell a large quantity of shares of a fund or a share class of the fund. Large redemptions can occur for many reasons, either as a result of actions taken by the Vanguard funds or their advisors, or as a result of events unrelated to actions taken by the Vanguard funds or their advisors. Actions taken by the Vanguard funds or their advisors could include, but are not limited to, changes to a fund’s advisor(s), changes to a fund’s portfolio manager(s), changes to the composition of a fund’s portfolio, and/or other product changes or launches that, for example, result in shareholders redeeming shares of one fund to purchase shares of another fund or investment vehicle. For a fund of funds, actions taken by the Vanguard funds or their advisors could include a withdrawal from an underlying fund or a change in the allocation to underlying funds. Events unrelated to actions taken by the Vanguard funds or their advisors could include shareholders selling out of a fund in response to market movements or regulatory changes.
A large redemption could adversely affect a fund’s liquidity and NAV. For example, a large redemption could require a fund’s manager to sell portfolio holdings at unplanned or inopportune times. The manager’s sale of these holdings, which is a taxable event, could require the fund to distribute any corresponding capital gains or other taxable income to the fund’s remaining shareholders; see Dividends, Distributions, and Taxes in the Investing in Vanguard Funds section for additional information. The increased trading activity could also increase underlying costs for the fund due to commissions paid by the fund. When large redemptions occur, the Vanguard funds reserve the right to pay all or part of the redemptions in-kind and/or delay payment of the redemption proceeds for up to seven calendar days; see “Methods Used to Meet Redemption Requests” under Purchase, Redemption, and Exchange of Fund Shares in the Investing in Vanguard Funds section.
Investing in Derivatives. Investing in derivatives may present risks different from, and/or greater than, those associated with investing directly in stocks, bonds, or other types of investments. Derivatives could expose the Fund to increased volatility and/or significant loss. Certain derivatives have an inherent leverage component, providing the Fund exposure to a sizable position in an underlying asset with a relatively small upfront investment at the time the Fund enters into the derivatives position. For these derivatives, an adverse change in the value or price of the underlying asset could result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives require the Fund to enter into a contract with a counterparty. If the counterparty is unable or unwilling to fulfill its contractual obligation, the Fund may experience a loss. A liquid market may not always exist for the Fund’s derivatives positions. The Fund may be unable to sell or otherwise exit its derivatives position at desired times or prices, which could also result in a loss to the Fund. Some derivatives, particularly OTC derivatives, can be complex and often are valued subjectively. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.
Derivatives may not perform as intended, which may result in losses to the Fund. For example, derivatives used for hedging or as a substitute for a portfolio instrument may not provide the expected benefits, particularly during adverse market conditions. The use of derivatives is also subject to legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty, and operational risk, which includes documentation or settlement issues, system failures, inadequate controls, and human error.
Ownership Limitations Risk. As the Vanguard funds continue to grow, they may be increasingly impacted by ownership limitations that apply to certain securities held by the Vanguard funds (“limited securities”). An ownership limitation restricts the amount of a security that funds within the same fund complex or funds advised by the same investment advisor can own. These limitations may apply even where an external manager or different affiliate of Vanguard provides investment advisory services to a fund. Ownership limitations restrict the amount that funds can invest in certain securities, due to either regulatory limits that apply to certain industries (for example, banking and utilities) or mechanisms that some issuers have in place to deter takeover attempts (for example, poison pills). These restrictions can have negative impacts on funds, including the inability of an index fund to track its index, the inability of a fund to meet its investment objectives, negative performance impacts, and unanticipated tax consequences. The impact of a particular ownership limitation on a Vanguard fund will vary based on several factors, including, but not limited to, a fund’s investment strategy and its current and desired exposure to limited securities, the industry to which the limitation applies, the country or region of a particular issuer, and the regulatory body imposing the limitation. In addition to the impacts of specific ownership limitations, the Vanguard funds are also subject to the risk of multiple ownership limitations applying at one time, which could increase the likelihood of a fund experiencing the negative impacts listed above. The Vanguard funds attempt to mitigate the impacts of ownership limitations through the various methods discussed below in “Methods to address ownership limitations.” However, it is possible that these methods will be unsuccessful and could also expose the Vanguard funds to other potential risks and negative consequences.
Impacts of Ownership Limitations. When an ownership limitation applies, the Vanguard funds may need to allocate ownership of impacted securities across impacted Vanguard funds, and a Vanguard fund may not be able to buy additional securities or continue to hold existing securities above its allocated amounts. For index funds, this can result in tracking error if a fund cannot buy or hold the securities it needs in order to replicate or sample its target index. For active funds, this can result in a fund not being able to take advantage of favorable opportunities to invest in securities that are subject to limitations. For both index and active funds, the inability to buy or hold securities could prevent a fund from being able to meet its investment objective or invest in accordance with its investment strategy, and/or could negatively impact the fund’s performance. In addition, the steps taken to address ownership limitations could result in additional costs and/or unanticipated tax consequences to a fund that affect the amount, timing, and character of distributions to the fund’s shareholders. The more assets the Vanguard funds hold, the more likely it is that ownership limitations will negatively impact Vanguard funds because they will not be able to purchase additional shares of limited securities above their allocated amounts in order to fully invest their assets in accordance with their investment strategies.
Methods to Address Ownership Limitations. The Vanguard funds try to manage the negative impacts of these ownership limitations on the Vanguard funds by seeking permission (relief) from regulators and/or issuers to purchase or hold more securities than the amount allowed by ownership limitations. However, it is not always possible to secure relief and such relief could be revoked if the Vanguard funds are unable to satisfy the applicable conditions, or if the regulator or issuer changes its position or policy or if the applicable legal requirements become more restrictive. There is an increasing amount of uncertainty around how much ownership limitations relief regulators will grant to asset managers like Vanguard. Given this uncertainty, there is no guarantee that Vanguard or the Vanguard funds will be able to maintain their existing relief or obtain additional relief from ownership limitations in the future. A regulator may impose certain conditions on the Vanguard funds in connection with granting relief from an ownership limitation, including, for example, that the funds vote in a certain way with respect to shares of the limited security that the Vanguard funds hold in excess of the ownership limitation. Regulatory relief may also depend on the operational independence of certain Vanguard subsidiaries and/or business divisions.
In addition, the relief upon which Vanguard and the Vanguard funds currently rely, which has allowed Vanguard to exceed certain ownership limitations, could be reduced or revoked, forcing the Vanguard funds to sell down one or more securities to comply with the ownership limitations. If a fund has to sell securities, there could be negative impacts to fund performance as well as unanticipated tax consequences that could impact the amount, timing, and character of distributions to the fund’s shareholders.
When a Vanguard fund cannot buy or hold securities directly due to ownership limitations, the fund will typically try to get indirect exposure to impacted securities. The fund does this so that it can replicate as closely as possible the returns the fund would get if it directly owned the impacted securities. Indirect exposure can be accomplished through the use of derivatives, such as total return swaps, or by investing in wholly owned subsidiaries that hold the impacted securities. Both of these methods of obtaining indirect exposure increase fund costs, and, depending on the extent to which these alternatives are used by a fund to avoid exceeding ownership limits, the added costs could have a negative impact on the fund’s performance. With respect to an index fund, these added costs could also result in tracking error relative to the fund’s target index. The risks associated with derivatives use are discussed in more detail elsewhere in the prospectus.
There is no guarantee that laws and regulations always will allow that indirect exposure to limited securities may be omitted for purposes of determining the Vanguard funds’ exposure to limited securities and compliance with the applicable ownership limitations. In such circumstances, the Vanguard funds could not use these techniques and would be required to sell down the indirect and/or direct holdings in the applicable limited securities.
Other Investment Policies
In addition to employing its principal investment strategies, the Fund may use the following other investment strategies and types of investments in order to achieve its investment objective.

Foreign Securities
The Fund reserves the right to invest up to 25% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.
Other Types of Investments
The Fund may invest in derivatives such as total return swaps, equity futures, foreign currency exchange forward contracts, or other derivatives. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. The Fund may use derivatives to obtain exposure to a stock, a basket of stocks, or an index. Derivatives may also be used as an alternate means to obtain economic exposure if the Fund is required to limit its investment in a particular issuer or industry. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Advisors of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Fund’s securities from falling in value as a result of risks other than unfavorable currency exchange movements.
Administration of Assets
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management (VPM), administers a small portion of the Fund’s assets to facilitate cash flows to and from the Fund’s advisors. The Fund may invest these assets in equity futures, which are a type of derivative, and/or shares of ETFs, including Vanguard equity ETF shares. These equity futures and ETFs typically provide returns similar to those of common stocks. The Fund may also purchase futures or ETFs when doing so will reduce the Fund’s transaction costs or have the potential to add value because the instruments are favorably priced. Vanguard receives no additional revenue from Fund assets invested in ETF shares of other Vanguard funds. Fund assets invested in ETF shares of other Vanguard funds are excluded when allocating to the Fund its share of the costs of Vanguard operations.
Cash Management
The Fund’s daily cash balance may be invested in one or more Vanguard CMT Funds, which are used as cash management vehicles for the Vanguard funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.

Temporary Defensive Measures
The Fund may temporarily depart from its normal investment policies and strategies when an advisor believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund’s investment objective when those instruments are favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately. The Fund may also invest beyond its normal limits in derivatives as an alternate means to obtain economic exposure if the Fund is required to limit its investment in a particular issuer or industry.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.
Cash equivalent investments include cash deposits, short-term bank deposits, and money market instruments such as U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Portfolio Holdings
Please consult the Fund’s Statement of Additional Information or Vanguard’s website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
Management and Distribution of the Fund
The Fund is a member of The Vanguard Group, Inc. (Vanguard), a family of over 200 funds. All of the funds that are members of Vanguard (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

How is Vanguard’s Corporate Structure Unique?
Vanguard is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisors
The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund’s assets, subject to the supervision and oversight of Vanguard and the Board. The Board designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.
• D. E. Shaw Investment Management, L.L.C., Two Manhattan West, 375 Ninth Avenue, 52nd Floor, New York, NY 10001, is a privately-owned investment management firm founded in 2005. As of September 30, 2025, DESIM managed approximately $23.1 billion in assets.
• Los Angeles Capital Management LLC, 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, founded in 2002, is an investment advisory firm 100% employee-owned through its parent companies. As of September 30, 2025, Los Angeles Capital managed approximately $37 billion in assets.
• Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210, a Delaware limited liability partnership, is an investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2025, Wellington Management had investment management authority with respect to approximately $1.3 trillion in client assets.
The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (for DESIM and Wellington Management) or 60-month period (for Los Angeles Capital). When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.

For the fiscal year ended September 30, 2025, the aggregate advisory fees and expenses represented an effective annual rate of 0.13% of the Fund’s average net assets before a performance-based increase of 0.02%.
Under the terms of an SEC exemption, the Fund’s Board may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangement will be communicated to shareholders in writing. As Vanguard is the Fund’s sponsor and overall manager, Vanguard, through VPM, may provide investment advisory services to the Fund under certain circumstances. Vanguard may also recommend to the Board that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking an SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory arrangement is available in the Fund’s Form N-CSR filed with the SEC for the fiscal year ended September 30, and in the applicable Financial Statements and Other Information document available on the Fund’s website.

The managers primarily responsible for the day-to-day management of the Fund are:
Max Stone, Portfolio Manager at DESIM. He has worked in investment management since 1992, has managed investment portfolios since 1994, and has co-managed a portion of the Fund since February 2025. Education: B.A., Brown University.

Konstantin Turitsyn, Portfolio Manager at DESIM. He has worked in investment management since 2018 and has co-managed a portion of the Fund since February 2025. Education: B.S., Novosibirsk State University; M.Sc., Moscow Institute of Physics and Technology; Ph.D., L.D. Landau Institute for Theoretical Physics of the Russian Academy of Science.

Hal W. Reynolds, CFA, Vice Chairman of Los Angeles Capital. Mr. Reynolds has worked in investment management since 1982, has managed investment portfolios since 1998, has been with Los Angeles Capital since the firm’s inception in 2002, and has co-managed a portion of the Fund since 2011. Education: B.A., University of Virginia; M.B.A., University of Pittsburgh.

Kristin Ceglar, CFA, Senior Portfolio Manager and Group Managing Director at Los Angeles Capital. She has worked in investment management and managed investment portfolios since 2008, has been with Los Angeles Capital since 2005, and has co-managed a portion of the Fund since 2022. Education: B.A., Harvard College.

Mary Pryshlak, CFA, Senior Managing Director and Head of Investment Research at Wellington Management. She has worked in investment management since 1994, joined Wellington Management in 2004, has managed investment portfolios since 2007, and has managed a portion of the Fund since 2023. Education: B.A., Rutgers College.
The Fund’s Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

Investing in Vanguard Funds
In this section, you will find information regarding buying and selling Vanguard fund shares. Vanguard reserves the right to change the policies in this section without notice. Please call or visit our website for current information. See Contacting Vanguard.
The availability of certain Vanguard fund share classes and/or shareholder services described in this Prospectus will depend on the policies and procedures of the different accounts or investment products through which you hold your Vanguard fund shares. Vanguard fund shares can be held indirectly through financial intermediaries, or through investment products that use the funds as underlying investments such as employer-sponsored retirement or savings plans. In certain circumstances, Vanguard fund shares can be held directly with Vanguard.
If you hold Vanguard fund shares through accounts maintained by a financial intermediary, such as your securities dealer, broker, investment advisor, bank, other financial institution, including shares held in a brokerage account with Vanguard Brokerage Services®, or through an investment product such as an employer-sponsored retirement or savings plan, please consult your financial intermediary to determine which share classes are available to you and to learn about other rules that apply to your accounts. Your financial intermediary may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this Prospectus. Please consult your financial intermediary for details. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Vanguard fund as an investment option.
If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to investing directly with Vanguard. Vanguard reserves the right, upon reasonable notice, to discontinue the ability to hold Vanguard fund shares directly with Vanguard for any or all investors and/or to transfer such shares to an affiliate or other financial institution. For more information regarding your account and the shareholder services offered through your account, you may contact Vanguard by phone, by mail, or through our website. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this Prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Share Classes and Converting Shares
Share Class Overview
Each Vanguard fund may offer one or more share classes. If a Vanguard fund offers multiple share classes, each share class has the same investment objective, strategies, and policies. However, because different share classes can have different expenses, their investment returns may differ.
The following share classes are offered by the Fund:
• Investor Shares, which generally require a minimum initial investment of $3,000.
• Admiral Shares, which generally require a minimum initial investment of $50,000.
You generally need a minimum of $1 to add to an existing account.
Additional eligibility requirements other than investment minimums may also apply to each share class. Investment minimums may differ for certain categories of accounts or investors. If you request a certain share class when you open a new account, but the investment amount does not meet the investment minimum for that share class, your investment may be placed in another share class of the Fund, as appropriate. Certain types of accounts may meet the investment minimum for certain share classes by aggregating separate accounts within the same fund.
Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including changing the types of clients who are eligible to purchase each share class, increasing or decreasing the minimum amount required to open, convert shares to, or maintain a fund account, or increasing or decreasing the minimum amount required to add to an existing fund account.
Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them.
Accounts Held Through Financial Intermediaries. If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), your financial intermediary may have different policies regarding the availability of certain share classes from those described above. You should consult your financial intermediary to consider your options, including your eligibility for the share classes described above.

Share Class Conversions
When a share class conversion occurs, you receive shares of one share class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the total dollar value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values (NAVs) of the two share classes. A conversion between share classes of the same fund is a nontaxable event.
Conversions among Conventional Shares. You may be eligible for a self-directed conversion from one conventional (not exchange-traded) share class to another conventional share class (if available) of the Fund if your account meets all eligibility requirements for that share class. If you hold shares directly with Vanguard, you may request a conversion through our website (if you are registered for online access) or by telephone. Your conversion will be executed using the NAVs of the different share classes on the trade date after your conversion request is received in “good order.” For additional information on the requirements of “good order” and how the trade date is determined for a conversion request, please see “Good Order” and “Trade Date.” Vanguard will not accept your request to cancel any self-directed conversion request once processing has begun.
Automatic Conversion. If your account balance exceeds the investment minimum for Admiral Shares, Vanguard may automatically convert your Investor Shares to Admiral Shares provided that your account meets the eligibility requirements for Admiral Shares. You will be notified before an automatic conversion of Investor Shares to Admiral Shares occurs and will have an opportunity to instruct Vanguard not to effect the conversion. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. If you are investing through a financial intermediary, please contact that firm directly for more information regarding your eligibility.
Mandatory Conversions to Another Share Class. If, for any reason, an account no longer meets the eligibility requirements for a share class, your shares in that account may be automatically converted to a share class for which the account is eligible. A decline in the account balance because of market movement may result in such a conversion. You will be notified before such mandatory conversion occurs.

Accounts Held Through Financial Intermediaries. If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), your financial intermediary may have different rules regarding conversion. You should consult with your financial intermediary to learn about the rules and to determine whether you are eligible to convert your shares.
Pricing of Fund Shares
When you purchase shares, you pay the share price, also known as the NAV, plus any applicable purchase fee. Your shares are also redeemed at the NAV, minus any applicable redemption fee. The share price for your transaction is the next one calculated after your purchase or redemption order is received in good order. NAV is typically calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event generally shall also serve as the conclusion of the trading day. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Vanguard funds do not sell or redeem shares. However, on those days the value of a fund’s assets may be affected to the extent that the fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
If a fund only has one share class, the NAV per share is computed by dividing the total assets, minus liabilities, of a fund by the number of fund shares outstanding. If a fund has more than one share class, each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of fund shares outstanding for that class. The value of securities and other investments held by the Vanguard funds is determined pursuant to the valuation policies and procedures adopted by the Vanguard funds’ boards of trustees. Vanguard has been designated as the valuation designee for the Vanguard funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, subject to oversight by the Vanguard funds’ boards of trustees.
Securities for which market quotations are readily available are valued at their market value, based on quotations provided by independent third-party pricing sources. Such securities are generally valued at their official closing price, the last reported sales price, or if there were no sales that day, the mean between the closing bid and asking prices, from the principal exchange or market on which they are traded. A fund’s investments in any mutual fund shares, including institutional money market fund shares, are valued at the NAVs of the mutual fund shares. A fund’s investments in any ETF shares or closed-end fund shares are valued at the market value of those shares.
When the market quotations are not readily available or do not accurately reflect the value of a security or other investment, such security or other investment is priced at fair value, generally based on information provided by independent third-party pricing services, in accordance with the valuation policies and procedures adopted by the Vanguard funds’ boards of trustees. Fair value represents a good faith determination of the value of a fund’s investments. The fair value of a security or other investment is the amount that the owner might reasonably expect to receive upon the current sale of the security or other investment. Fair-value pricing may require subjective determinations. It is possible that the price determined through fair-value pricing may differ from the price quoted or published by other sources and may not be the price at which those investments could have been sold during the period in which the fair value was used.
Fair-value pricing may be used in a variety of circumstances. For example, it may be used if the value of a security or other investment has been materially affected by events occurring after the close of the principal exchange or market on which the security is traded but before the funds’ NAV is calculated. These events might be company-specific (e.g., earnings report, merger announcement), country-specific (e.g., significant price movements in U.S. or a foreign market), or regional/global events (e.g., natural disaster, economic or political news, interest rate change, act of terrorism). These events could affect a single security or a large number of securities in a particular market, and it most commonly occurs with foreign portfolio holdings because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the value of the foreign portfolio holdings may occur between the close of the foreign market and the time a fund’s NAV is calculated. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE.
In addition, fair-value pricing may be used if trading in a security is halted and does not resume before a fund’s pricing time, a security does not trade in the course of a day and a fund holds enough of the security that its price could affect the NAV, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available.
Fixed income securities are generally valued based on information furnished by independent pricing services and are priced at fair value. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Failures by third-party pricing services to carry out their obligations to the Vanguard funds (e.g., any errors in the data provided by third-party pricing services) could result in delays in the calculation of the funds’ NAVs and/or the inability to calculate the NAVs over extended time periods. The funds may be unable to recover any losses associated with such failures.
Vanguard fund share prices are published daily on our website.
Purchase, Redemption, and Exchange of Fund Shares
How to Purchase, Redeem, and Exchange Shares
If you hold Vanguard fund shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), you should contact your financial intermediary to purchase, redeem, or exchange shares. Depending on the policies and procedures of your financial intermediary, the procedures and rules by which you open an account and/or purchase, redeem, and exchange shares may differ from the procedures and rules discussed below.
If you hold shares directly with Vanguard, please see the information below regarding purchasing, redeeming, and exchanging your shares.
How to Initiate a Purchase, Redemption, or Exchange Request
• Online or by telephone. You may open certain types of accounts, request a purchase, redemption, or exchange of your shares online through our website (if you are registered for online access), or by calling Vanguard. See Contacting Vanguard.
• By Mail. You may also send Vanguard your account registration form and check to open certain types of accounts. To add to an existing account, you may send your check with a purchase form. You may also send a form (available online) to Vanguard by mail to redeem from a fund account.
How to Pay for a Purchase
• By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on a Vanguard account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request.

• By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
• By check. You may make initial or additional purchases to your fund account by sending a check with a purchase form. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—XX). For a list of Fund numbers (for share classes in this Prospectus), see Additional Information. All purchase checks must be written in U.S. dollars, drawn on a U.S. bank, and accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
• By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund.
How to Receive Redemption Proceeds
• By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on a Vanguard account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request.
• By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
• By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund.
• By check. You may have the proceeds of a fund redemption sent via check directly to you at the mailing address you have on file.
At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

Other Rules You Should Know
Responsibility for Fraud. You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual. Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Account service fee.Vanguard may charge a $25 account service fee on fund accounts that have a balance below $5,000,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $25, will be deducted from fund accounts subject to the fee once per calendar year. Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
Wire fee. Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee may not apply to certain types of accounts. Please call or visit our website for more information on how the wire fee is charged.
No Cancellation. Vanguard will not accept your request to cancel any purchase, redemption or exchange request once processing has begun, so please be careful when placing a transaction request.
New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Vanguard.com Registration. If you are a registered user of vanguard.com, you can review your account holdings; purchase, redeem, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.

Proof of a Caller’s Authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
○
Authorization to act on the account (as the account owner or by legal documentation or other means).
○
Account registration and address.
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Fund name and account number, if applicable.
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Other information relating to the caller, the account owner, or the account.
Unusual Circumstances. If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Documentation for Certain Accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Recently Purchased Shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address Change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Future Trade-Date Requests. Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as described in Trade Date. Vanguard reserves the right to return future-dated purchase checks.
Uncashed Checks. Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.

Invalid Addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions back to the fund from which the distribution occurred until you provide us with a valid mailing address. Reinvestments will receive the NAV calculated on the date of the reinvestment.
Dormant Accounts. If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Accounts with More than One Owner. If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Share Certificates. Share certificates are no longer issued for Vanguard funds. Shares currently held in certificates cannot be redeemed, exchanged, converted, or transferred (reregistered) until you return the certificates (unsigned) to Vanguard by registered mail.
Additional Information Regarding Redemption of Shares
Methods Used to Meet Redemption Requests. Under normal circumstances, the Vanguard funds typically expect to meet redemptions with positive cash flows. When this is not an option, a fund seeks to maintain its risk exposure by selling a cross section of the fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, a fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio.
Under certain circumstances, including under stressed market conditions, there are additional tools that a fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. A fund may also suspend payment of redemption proceeds for up to seven days. Additionally under these unusual circumstances, a fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Although the Vanguard funds typically intend to meet redemption requests in cash, in consideration of the best interests of the funds and their remaining shareholders, the funds reserve the right to pay redemption proceeds wholly or partly in-kind by delivering readily marketable securities held by the funds in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the funds’ board of trustees. Redemptions in-kind may be used during both normal and stressed market conditions. For example, a fund may make a redemption in-kind if a cash redemption could negatively affect its operations or performance, as may be the case with large redemption amounts, or in situations where the redeeming shareholder may be engaged in market timing or frequent trading. A fund may delay payment of the redemption proceeds for up to seven calendar days.
Please contact Vanguard before you attempt to redeem a large dollar amount. In doing so, you may avoid in-kind or delayed payment of your redemption.
Emergency Circumstances. The Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, the Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances or such other periods, as determined by the SEC.
Timing of Payment of Redemption Proceeds. If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Vanguard fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. Please see Methods Used to Meet Redemption Requests and Emergency Circumstances for further information.
If you hold shares directly with Vanguard, the following rules also apply:
• Timing of wire redemptions from money market funds:for telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Timing of wire redemptions from all other funds: for requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
• If your redemption request is not in good order, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction.
Good Order
Vanguard funds reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among different types of accounts and transactions. Vanguard reserves the right, without notice, to revise the requirements for good order. If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please contact your financial intermediary for more details on good order requirements that may apply to you.
Trade Date
If you place your purchase, redemption, or exchange order through a financial intermediary (including through a brokerage account held at Vanguard Brokerage Services®), it is their responsibility to send your order to the Vanguard funds. Your transaction will be executed using the NAV next calculated after the order is received by the Vanguard funds in good order.
The Vanguard funds have authorized certain financial intermediaries and their designees, and may, from time to time, authorize certain funds of funds for which Vanguard serves as the investment advisor (Vanguard Funds of Funds), to accept orders to purchase or redeem fund shares on behalf of the Vanguard funds. In these circumstances, the Vanguard fund will be deemed to receive an order when accepted by the authorized financial intermediary, its designee, or one of the Vanguard Funds of Funds, and the order will be executed using the NAV next calculated after such acceptance.
If you hold shares directly with Vanguard, you may place your transaction request directly with Vanguard. Your transaction request will be executed using the NAV as calculated on the trade date as determined below. The trade date for any transaction request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are transacting, and the type of fund in which you are transacting. If your transaction request is not in good order, it may be rejected.
Trade Date for a Purchase Order. For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
Trade Date for a Redemption, Exchange, or Conversion Order (other than an order to convert to ETF Shares (if available)). If the transaction is received in good order on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will generally be the same day. If the transaction is received in good order on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will generally be the next business day.
Investing in Vanguard Funds through Employer-Sponsored Plans
If Vanguard fund shares are an investment option in your employer-sponsored retirement or savings plan, your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a fund as an investment option.

Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to a fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan. If you have any questions about the Vanguard funds or Vanguard, including those about a fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com. Vanguard reserves the right to change its policies without notice to shareholders.
Shareholder Documents
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Confirmation Statements. If you hold shares directly with Vanguard, we will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you purchase, redeem, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), your financial intermediary will provide you with confirmation statements. Please contact your financial intermediary for details.

Portfolio Summaries. If you hold shares directly with Vanguard, we will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements. For most accounts, Vanguard (or your financial intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your financial intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Shareholder Reports and Financial Statements. Additional information about the Funds’ investments and performance is available in the Funds’ Annual and Semi-Annual Reports. The Funds’ financial statements are filed with the SEC on Form N-CSR and available on our website.
Electronic Delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences. You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
If you hold shares through a financial intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please contact your financial intermediary for electronic access to shareholder documents. Some financial intermediaries may not offer this service.
Reservation of Rights
In addition to the rights expressly stated elsewhere in this Prospectus, Vanguard reserves the following rights:
Right to Change Policies. Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions. Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors when permitted by applicable law, regulations, or SEC guidance; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Right to Refuse or Reject Purchase Requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance (as may be the case with large purchase amounts).
Please contact Vanguard before you attempt to invest a large dollar amount. In doing so, you may avoid delayed or rejected transactions.
Exchange Privilege. Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.
Please contact Vanguard before you attempt to exchange a large dollar amount. In doing so, you may avoid delayed or rejected transactions.
Account Liquidation. If an account no longer meets the eligibility requirements for a share class, a fund may, subject to applicable law, liquidate such fund account. Accounts with balances below the minimum amount required to maintain eligibility may be subject to liquidation, including when the decline results from market fluctuations or any other reason. This liquidation policy applies to nonretirement fund accounts and accounts that are held through financial intermediaries. You will be notified before a liquidation occurs.
Dividends, Distributions, and Taxes
Fund Distributions
The Fund generally distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. The Fund may also make distributions that are treated as a return of capital. Income dividends generally are distributed semiannually in June and December. Capital gains distributions, if any, generally occur annually in December. In addition, the Fund may make a supplemental distribution at some other time during the year.
From time to time, Vanguard and/or a fund’s board of trustees may adjust a fund’s fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the funds and their shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). Fund performance and potentially shareholder distributions, will reflect such expense adjustments. If you sell all or part of your investment in a fund before an expense adjustment occurs, then you will not receive the economic benefit, if any, of such expense adjustment. An expense adjustment at any given time does not imply or guarantee that similar or additional expense adjustments will be made in the future.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared and recorded in December—if paid to you by the end of January—are generally taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.

• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions can occur when the Fund sells assets at a gain. Capital gains distributions vary from year to year as a result of the Fund’s investment activities and cash flows, including those due to redemption activity by Fund shareholders.
• Capital gains distributions may occur if Vanguard, the Fund, or its advisors make changes that would impact the Fund directly or indirectly, including changes to the Fund’s portfolio or advisors or changes to any other Vanguard fund or product that would involve the redemption of shares of the Fund and the related sale of the Fund’s investments. Such changes could, depending on the timing, result in capital gains distributions in the current fiscal year, subsequent fiscal year, or both.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
• If you purchase shares before an ex-dividend date when a fund has realized but not yet distributed income or capital gains, the purchase price may include the amount of the upcoming distribution, and you may pay the full price for the shares and later receive a portion of the purchase price back as a taxable distribution. In such case, you generally will be taxed upon receipt of such distribution, even though the distribution effectively represents a return of a portion of your purchase price. This is known as “buying a dividend.”
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

This Prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your own tax advisor for detailed information about any tax consequences for you.
General Information
Backup Withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Special Notice to Non-U.S. Investors. The Fund offered for sale in this prospectus is primarily intended to be made available to U.S. residents and may not be appropriate for investors taxable outside of the United States. Non-U.S. investors should visit the non-U.S. investors page on our website at global.vanguard.com for information about Vanguard’s non-U.S. products.
Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements under the Internal Revenue Code, as well as any non-U.S. taxes imposed by the investor’s relevant tax jurisdiction, may apply to an investment in the Fund. Non-U.S. investors should consult their own tax advisors with respect to any particular U.S. or non-U.S. tax consequences of their investment in the Fund.
Frequent Trading Limitations
Overview
Some investors may try to profit from strategies involving frequent trading of mutual fund shares (such as market-timing) and other excessive trading practices (together, “frequent trading”). For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets because of different closing times of U.S. and non-U.S. markets, a practice also known as time-zone arbitrage. Some investors may also try to engage in frequent trading of funds holding investments in small-cap stocks and high-yield bonds that are thinly traded. Frequent trading may disrupt portfolio management strategies and increase a fund’s costs (such as increased brokerage and administrative costs) for all shareholders including the long-term investors.

Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits frequent trading. The Board has adopted policies and procedures reasonably designed to detect and discourage frequent trading. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading in all circumstances, the policies and procedures discussed below have been adopted to address these issues.
Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance. Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions. Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in Pricing of Fund Shares. Fair-value pricing may reduce or eliminate the profitability of certain frequent trading strategies.
Frequent Trading Policy
Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account (“Frequent-Trading Limits”). ETF shares are not subject to these Frequent-Trading Limits. For Vanguard Retirement Investment Program pooled plans, the Frequent-Trading Limits apply to exchanges made online or by telephone.
The Frequent-Trading Limits do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, Vanguard Small Business Online®, and certain transactions through intermediaries relating to systematic trades and required minimum distributions.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Digital Advisor™, and discretionary (advisor-directed) transactions through certain intermediaries.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans).

• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
• Certain transactions below dollar value or other thresholds specified by Vanguard.
• In-kind transfers to a shareholder’s donor advised fund managed by Vanguard Charitable.
For participants in employer-sponsored defined contribution plans,* the Frequent-Trading Limits do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
*The following Vanguard fund accounts are also subject to the Frequent-Trading Limits: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans). Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries. When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and Frequent-Trading Limits may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer Frequent-Trading Limits. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Do not invest with Vanguard if you are a market-timer.

Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual Financial Statements and Other Information. You may obtain a free copy of a fund’s latest disclosure documents upon request.
Vanguard Growth and Income Fund Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.17	$53.55	$49.02	$66.16	$54.15
Investment Operations
Net Investment Income[1]	.546	.603	.701	.746	.761
Net Realized and Unrealized Gain (Loss) on Investments	11.120	17.713	8.483	(8.155)	14.991
Total from Investment Operations	11.666	18.316	9.184	(7.409)	15.752
Distributions
Dividends from Net Investment Income	(.596)	(.604)	(.775)	(.777)	(.770)
Distributions from Realized Capital Gains	(6.620)	(4.092)	(3.879)	(8.954)	(2.972)
Total Distributions	(7.216)	(4.696)	(4.654)	(9.731)	(3.742)
Net Asset Value, End of Period	$71.62	$67.17	$53.55	$49.02	$66.16
Total Return[2]	19.00%	36.05%	19.81%	-13.94%	30.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,836	$3,618	$2,955	$2,570	$3,205
Ratio of Total Expenses to Average Net Assets[3]	0.39%	0.35%[4,5]	0.32%[5]	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.00%	1.34%	1.25%	1.22%
Portfolio Turnover Rate	94%	84%	94%	62%	62%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5
Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP’s basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.36% for 2024 and 0.32% for 2023.

Vanguard Growth and Income Fund Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$109.63	$87.40	$80.01	$108.01	$88.40
Investment Operations
Net Investment Income[1]	1.006	1.089	1.230	1.315	1.344
Net Realized and Unrealized Gain (Loss) on Investments	18.144	28.909	13.845	(13.315)	24.466
Total from Investment Operations	19.150	29.998	15.075	(12.000)	25.810
Distributions
Dividends from Net Investment Income	(1.084)	(1.087)	(1.353)	(1.380)	(1.347)
Distributions from Realized Capital Gains	(10.806)	(6.681)	(6.332)	(14.620)	(4.853)
Total Distributions	(11.890)	(7.768)	(7.685)	(16.000)	(6.200)
Net Asset Value, End of Period	$116.89	$109.63	$87.40	$80.01	$108.01
Total Return[2]	19.12%	36.19%	19.93%	-13.85%	30.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,605	$12,049	$8,942	$7,677	$9,821
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.25%[4,5]	0.22%[5]	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.10%	1.44%	1.34%	1.33%
Portfolio Turnover Rate	94%	84%	94%	62%	62%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5
Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP’s basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.26% for 2024 and 0.22% for 2023.

Additional Information
A Precautionary Note to Investment Companies. The Fund’s shares are issued by registered investment companies, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 (the 1940 Act). SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement.
Forum Selection. The Trust’s Bylaws designate Delaware courts as the exclusive forum for certain claims against or related to the Trust, a trustee, an officer, or other employee of the Trust, except that, unless the Trust otherwise consents in writing, the U.S. Federal District Courts are the exclusive forum for the resolution of complaints under the Securities Act of 1933 or the 1940 Act. These provisions may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
Shareholder Rights. The Fund’s Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of the Trust that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the board of trustees determines not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application. The Trust’s Bylaws also provide that shareholders waive the right to trial by jury to the fullest extent permitted by law.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Board and renegotiation with the lender syndicate on an annual basis.
Securities Market Indexes
Listed below is the broad-based securities market index, as referenced in the Fund’s Average Annual Total Returns table:

Dow Jones U.S. Total Stock Market Float Adjusted Index. An index designed to measure all U.S. equity issues with readily available prices.
Vanguard Fund	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Vanguard Growth and Income Fund
Investor Shares	12/10/1986	GroInc	93	921913109
Admiral Shares	5/14/2001	GroIncAdml	593	921913208
Inception Date means the date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by FactSet Research Systems Inc., and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, © 2026 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
CFA® is a registered trademark owned by CFA Institute.

Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
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For More Information
If you would like more information about Vanguard Growth and Income Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders and Form N-CSR
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semiannual financial statements.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To obtain a free copy of the latest annual or semiannual report, financial statements, or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit https://vgi.vg/fund-literature or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the SEC
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund’s Investment Company Act file number: 811-04526
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P 093 012026

PART B
VANGUARD® QUANTITATIVE FUNDS
STATEMENT OF ADDITIONAL INFORMATION
January 28, 2026
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the Fund’s current prospectus (dated January 28, 2026). To obtain, without charge, a prospectus, the most recent report to shareholders, or the Fund’s financial statements hereby incorporated by reference, please visit https://vgi.vg/fund-literature or contact The Vanguard Group, Inc. (Vanguard).
Phone: Investor Information Department at 800-662-7447
Online: vanguard.com
TABLE OF CONTENTS
Description of the Trust
Vanguard Quantitative Funds (the Trust) currently offers the following fund and share classes (identified by ticker symbol):
Share Classes[1]
Vanguard Fund[2]	Investor	Admiral	ETF
Vanguard Growth and Income Fund	VQNPX	VGIAX	—
Vanguard Core-Plus Bond Index ETF	—	—	BNDP[3]
1
Individually, a class; collectively, the classes.
2
Individually, a Fund; collectively, the Funds.
3
Exchange: Nasdaq.

A separate Statement of Additional Information dated December 2, 2025, which relates to Vanguard Core-Plus Bond Index ETF, can be obtained free of charge by contacting Vanguard.

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

Organization
The Trust was organized as a Maryland corporation in 1986 and was reorganized as a Delaware statutory trust in 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Quantitative Portfolios, Inc. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Vanguard Growth and Income Fund (the Fund) is classified as diversified within the meaning of the 1940 Act.
Service Providers
Custodian. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114, serves as the Fund’s custodian. The custodian is responsible for maintaining the Fund’s assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign subcustodians or foreign securities depositories.
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm audits the Fund’s annual financial statements and provides other related services.
Investment Advisor. The Fund uses multiple investment advisors. D.E. Shaw Investment Management, L.L.C., Two Manhattan West, 375 Ninth Avenue, 52nd Floor, New York, NY 10001; Los Angeles Capital Management LLC, 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025; and Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210, each serve as investment advisor for a portion of the Fund.
Transfer and Dividend-Paying Agent. The Fund’s transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.
Characteristics of the Fund’s Shares
Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. The Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, the Fund and share classes will continue indefinitely.
Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of the Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.
Dividend Rights. The shareholders of each class of the Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of the Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan approved by the Fund’s board of trustees.
Voting Rights. Shareholders are entitled to vote on a matter if (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of the Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Fund’s net assets, to change any fundamental policy of the Fund (please see Fundamental Policies), and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or the class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote by the shareholders.
Liquidation Rights. In the event that the Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund’s net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.
Preemptive Rights. There are no preemptive rights associated with the Fund’s shares.
Conversion Rights. Fund shareholders may convert their shares to another class of shares of the same Fund upon the satisfaction of any then-applicable eligibility requirements as described in the Fund’s current prospectus.
Redemption Provisions. The Fund’s redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.
Sinking Fund Provisions. The Fund has no sinking fund provisions.
Calls or Assessment. The Fund’s shares, when issued, are fully paid and non-assessable.
Shareholder Rights. Any limitations on a shareholder’s right to bring an action do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such limitations. The Trust’s bylaws place limitations on the forum in which certain claims against or related to the Trust, a trustee, an officer, or other employee of the Trust may be heard. The Trust’s bylaws also provide that shareholders waive the right to trial by jury to the fullest extent permitted by law.
Tax Status of the Fund
The Fund expects to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements relating to the source of its income and the diversification of its assets. If the Fund fails to meet these requirements in any taxable year, the Fund will, in some cases, be able to cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, and/or disposing of certain assets. If the Fund is ineligible to or otherwise does not cure such failure for any year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.
Dividends received and distributed by the Fund on shares of stock of domestic corporations (excluding Real Estate Investment Trusts (REITs)) and certain foreign corporations generally may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified dividend income” taxed at long-term capital gain rates instead of at higher ordinary income tax rates. Individuals must satisfy holding period and other requirements in order to be eligible for such treatment. Also, distributions attributable to income earned on the Fund’s securities lending transactions, including substitute dividend payments received by the Fund with respect to a security out on loan, will not be eligible for treatment as qualified dividend income.
Taxable ordinary dividends received and distributed by the Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on their federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.
Dividends received and distributed by the Fund on shares of stock of domestic corporations (excluding REITs) may be eligible for the dividends-received deduction  applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Also, distributions attributable to income earned on the Fund’s securities lending transactions, including substitute dividend payments received by the Fund with respect to a security out on loan, will not be eligible for the dividends-received deduction.

The Fund may declare a capital gain dividend consisting of the excess (if any) of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforwards of the Fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.
Fundamental Policies
The Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of (1) 67% or more of the Fund’s net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy or (2) more than 50% of the Fund’s net assets.
Borrowing. The Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Commodities. The Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Diversification. With respect to 75% of its total assets, the Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.
Industry Concentration. The Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries.
Loans. The Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Real Estate. The Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.
Senior Securities. The Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Underwriting. The Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.
Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see Investment Strategies, Risks, and Nonfundamental Policies.
None of these policies prevents the Fund from having an ownership interest in Vanguard. As a part owner of Vanguard, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See Management of the Fund for more information.
Investment Strategies, Risks, and Nonfundamental Policies
Some of the investment strategies and policies described on the following pages and in the Fund’s prospectus set forth percentage limitations on the Fund’s investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

The following investment strategies, risks, and policies supplement the Fund’s investment strategies, risks, and policies set forth in the prospectus. With respect to the different investments discussed as follows, the Fund may acquire such investments to the extent consistent with its investment strategies and policies.
Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations; by the 1940 Act; and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets (at the time of borrowing) made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased with the proceeds of such borrowing. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4 under the 1940 Act.
Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt obligations of the issuer.
The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible debt security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and they are generally subject to a high degree of credit risk.
Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or through voluntary redemptions by holders) and replaced with newly issued convertible securities may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory-conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities. A convertible security may be subject to redemption at the option of the issuer at a price set in the governing instrument of the convertible security. If a convertible security held by a fund is subject to such redemption option and is called for redemption, the fund must allow the issuer to redeem the security, convert it into the underlying common stock, or sell the security to a third party.
Cybersecurity Risks. A cybersecurity incident could subject the Vanguard funds, their advisors, and/or their third-party service providers to operational and financial risks. Cybersecurity incidents typically result from a deliberate attack, which could take multiple forms (e.g., phishing, malware, ransomware, or denial-of-service attacks), or wrongdoing by an authorized individual. In either case, sensitive assets, information, or data could fall into the hands of unauthorized individuals and potentially cause operational disruption. To prevent or reduce the impact of a cybersecurity incident, Vanguard has implemented controls, such as technological safeguards and business continuity plans. Cybersecurity risks are also present for third-party service providers (such as investment advisors, transfer agents, and custodians) that support the Vanguard funds. Vanguard has processes for assessing the cybersecurity programs implemented by a fund’s third-party service providers. These processes help reduce the risk of potential incidents that could impact a Vanguard fund and/or its shareholders.
Despite the measures described above, a cybersecurity incident could still disrupt business operations, which could affect a fund and/or its shareholders. Examples of impacts that might occur as a result of a cybersecurity incident include: a fund being unable to calculate its net asset value (NAV) or process transactions, fund shareholders being unable to place transactions or otherwise conduct business with Vanguard, or a fund being unable to safeguard its data or the personal information of its shareholders.
Debt Securities. A debt security, sometimes called a fixed income security, consists of a certificate or other evidence of a debt (secured or unsecured) upon which the issuer of the debt security promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time and to repay the debt on the specified maturity date. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call risk, prepayment risk, extension risk, inflation risk, credit risk, liquidity risk, coupon deferral risk, lower recovery value risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws or an out-of-court restructuring of an issuer’s capital structure may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or a related entity.
Debt Securities—Non-Investment-Grade Securities. Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (e.g., lower than Baa3/P-2 by Moody’s Ratings or below BBB-/A-2 by S&P Global Ratings) or, if unrated, are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade securities. The success of a fund’s advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.
Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring such as an acquisition, a merger, or a leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. An actual or anticipated economic downturn or sustained period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.
The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund’s advisor to sell a high-yield security or the price at which a fund’s advisor could sell a high-yield security, and it could also adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation of the securities.
Except as otherwise provided in a fund’s prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if its advisor deems it in the best interests of shareholders.
Depositary Receipts. Depositary receipts (also sold as participatory notes) are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution, and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and they are generally designed for use in securities markets outside the United States. Although the two types of depositary receipt facilities (sponsored and unsponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.
A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of nonobjection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of noncash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
For purposes of a fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.
Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. A fund may use derivatives as an alternate means to obtain economic exposure if the fund is required to limit its investment in a particular issuer or industry. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s advisor(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.
Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.
For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
Securities and Exchange Commission Rule 18f-4 governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities, and requires funds whose use of derivatives exceeds a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The Fund intends to comply with Rule 4.5 under the Commodity Exchange Act (CEA), under which a fund and Vanguard may be excluded from the definition of the term Commodity Pool Operator (CPO) if the fund meets certain conditions such as limiting its investments in certain CEA-regulated instruments (e.g., futures, options, or swaps) and complying with certain marketing restrictions. Accordingly, Vanguard is not subject to registration or regulation as a CPO with respect to the Fund under the CEA. The Fund will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system.
Environmental, Social, and Governance (ESG) Considerations. A Vanguard fund’s consideration of ESG risk factors is driven first and foremost by the investment objective and principal investment strategies disclosed in the fund’s prospectus. For Vanguard funds whose index providers or advisors select securities based on disclosed ESG criteria (ESG funds), the ESG fund’s prospectus provides information about the ESG fund’s use of ESG criteria and related ESG investing risks.
Unless specifically disclosed in a fund’s prospectus, Vanguard funds do not seek to implement specific ESG impacts or strategies. However, except with respect to Vanguard equity index funds, a Vanguard fund’s advisor may consider risk factors that could be categorized as “ESG” as a component of the fund’s investment process if the advisor deems such risk factors to be financially material, either quantitatively or qualitatively. For example, as determined by the fund’s advisor, certain ESG risk factors may be considered as a means to assess long-term risk to shareholder value (e.g., risk analysis, credit analysis, or investment opportunities) as the advisor deems appropriate. Consideration of ESG risk factors will vary depending on a fund’s particular investment strategies as disclosed in its prospectus. The weight given to specific risk factors may vary across types of investments, industries, regions, and issuers and may change over time. Consideration of certain ESG risk factors may affect a fund’s exposure to certain issuers or industries. For purposes of this disclosure, “ESG risk factors” refers to financially material risk factors that could be viewed as ESG-focused. However, there are significant differences in how such terms are interpreted across funds, advisors, index providers, and individuals. It is possible that an advisor will not identify or evaluate every ESG risk factor that an investor would expect to be identified or evaluated, or that the advisor may not categorize a specific risk factor as “ESG.” The advisor’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the advisor may not reflect the beliefs and values of any particular investor.
An advisor may be dependent on the availability of timely, complete, and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG risk factors. ESG risk factors are often not uniformly measured or defined, which could impact an advisor’s ability to assess an issuer. Where ESG risk factor analysis is used as one part of an overall investment process (as may be the case for some or all of the funds included in this Statement of Additional Information), such funds may still invest in securities of issuers that all market participants may not view as ESG-focused.
Proxy Voting and Engagement. Vanguard’s proxy voting administration services are organized into separate teams (Investment Stewardship Teams) within two wholly owned subsidiaries, Vanguard Capital Management, LLC (VCM) and Vanguard Portfolio Management, LLC (VPM). On behalf of the board of trustees of each Vanguard fund for which VCM and/or VPM exercises portfolio management and investment stewardship responsibilities, VCM and/or VPM, as applicable, administers proxy voting for the equity holdings of such funds. The Investment Stewardship Teams may each independently engage with issuers to better understand how they are addressing material risks, including material ESG risks. Specifically, the Investment Stewardship Teams may each independently engage with company leaders and directors to understand how they oversee, mitigate, and disclose material risks to shareholders.
For Vanguard funds advised by third-party advisory firms independent of Vanguard, such third-party advisory firms are responsible for administration of proxy voting and engagement with respect to the equity holdings they manage on behalf of the fund. A fund’s third-party advisor may consider various ESG risks to be material to companies and may have their own practices and policies related to engagement. For example, the advisor may consider environmental risks such as climate change to be a material risk to many companies and their shareholders’ long-term financial success. As a result, certain third-party advisors engage with particular issuers held by the fund(s) they manage to advocate for science-based targets to address long-term risk to shareholder value resulting from climate change as long as such targets are not contrary to the investment objective and strategy of such fund(s).
Regulatory Environment. The regulatory landscape for ESG investing is still developing, both within the United States and globally. As society’s focus on particular ESG issues, such as climate change, continues to evolve, the emphasis and direction of governmental policies are subject to change.
Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs). Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.
An investment in an ETF generally presents the same principal risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if the shares are delisted from the exchange without first being listed on another exchange or if the listing exchange’s officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”
Foreign Securities. Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company’s principal operations are conducted from the United States or when the company’s equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter (OTC) markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.
Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there are risks that could result in a loss to the fund, including, but not limited to, the risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of a transaction. Securities of foreign issuers are generally more volatile and less liquid than securities of comparable U.S. issuers, and foreign investments may be effected through structures that may be complex or confusing. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. The risk that securities traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities, is also heightened. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States, could impair a fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities or obtain exposure to foreign securities and assets. This may negatively impact the value and/or liquidity of a fund’s investments and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. Sanctions could also result in the devaluation of a country’s currency, a downgrade in the credit ratings of a country or issuers in a country, or a decline in the value and/or liquidity of securities of issuers in that country.
Although an advisor will endeavor to achieve the most favorable execution costs for a fund’s portfolio transactions in foreign securities under the circumstances, commissions and other transaction costs are generally higher than those on U.S. securities. In addition, it is expected that the custodian arrangement expenses for a fund that invests primarily in foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Additionally, bankruptcy laws vary by jurisdiction and cash deposits may be subject to a custodian’s creditors. Certain foreign governments levy withholding or other taxes against dividend and interest income from, capital gains on the sale of, or transactions in foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the nonrecovered portion of foreign withholding taxes will reduce the income received from such securities.
The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and it tends to increase when the value of the U.S. dollar falls against such currency (as discussed under the heading “Foreign Securities—Foreign Currency Transactions,” a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred from converting between various currencies in order to purchase and sell foreign securities, as well as by currency restrictions, exchange control regulations, currency devaluations, and political and economic developments.
Foreign Securities—Emerging Markets Risk. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks may significantly affect the value of emerging market investments and include: (i) nationalization or expropriation of assets or confiscatory taxation; (ii) currency devaluations and other currency exchange rate fluctuations; (iii) greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); (iv) more substantial government involvement in and control over the economy; (v) less government supervision and regulation of the securities markets and participants in those markets and possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may increase the risk of market manipulation; (vi) controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; (vii) unavailability of currency-hedging techniques in certain emerging market countries; (viii) generally smaller, less seasoned, or newly-organized companies; (ix) differences in, or lack of, corporate governance, accounting, auditing, recordkeeping, and financial reporting standards, which may result in unavailability of material information about issuers and impede evaluation of such issuers; (x) difficulty in obtaining and/or enforcing a judgment in a court outside the United States; and (xi) greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial expenses and other investment-related costs are often more expensive in emerging market countries, which can reduce a fund’s income from investments in securities or debt instruments of emerging market country issuers.  Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies.  There may also be limited regulatory oversight of certain foreign subcustodians that hold foreign securities subject to the supervision of a fund’s primary U.S.-based custodian. A fund may be limited in its ability to recover assets if a foreign subcustodian becomes bankrupt or otherwise unable or unwilling to return assets to the fund, which may expose the fund to risk, especially in circumstances where the fund’s primary custodian may not be contractually obligated to make the fund whole for the particular loss.

Emerging market investments also carry the risk that strained international relations may give rise to retaliatory actions, including actions through financial markets such as purchase and ownership restrictions, sanctions, tariffs, seizure of assets, cyberattacks, and unpredictable enforcement of securities regulations and other laws. Such actual and/or threatened retaliatory actions may impact emerging market economies and issuers in which a fund invests. For example, in China, ownership of companies in certain sectors by foreign individuals and entities is prohibited.
Foreign Securities—Foreign Currency Transactions. The value in U.S. dollars of a fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.
Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives.
Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when a fund’s advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when a fund’s advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.
A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that a fund’s advisor reasonably believes generally tracks the currency being hedged with regard to price movements). A fund’s advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or to take advantage of a more liquid or more efficient market for the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.
A fund may hold a portion of its assets in bank deposits denominated in foreign currencies so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Forecasting the movement of the currency market is extremely difficult. Whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a fund in a less advantageous position than if such a hedge had not been established. Because forward currency contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
Foreign Securities—Foreign Investment Companies. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”
Foreign Securities—Russian Market Risk. Russia’s launch of a large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; a decline in the value and liquidity of Russian securities, properties, or interests; and other adverse consequences to the Russian economy and Russian assets. In addition, a fund’s ability to price, buy, sell, receive, or deliver Russian investments has been and may continue to be impaired. These sanctions, divestment of interests in or curtailment of business dealing with Russia by large corporations and U.S. states, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a fund, even if the fund does not have direct exposure to securities of Russian issuers.
Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash-settled futures contracts, the cash settlement amount is equal to the difference between the final settlement or market price for the relevant commodity on the last trading day of the contract and the price for the relevant commodity agreed upon at the outset of the contract. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. If the value of the fund’s position declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s position increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis. A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.
A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
Futures Contracts and Options on Futures Contracts—Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.
A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day, and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. U.S. Treasury futures are generally not subject to such daily limits.
A fund bears the risk that its advisor will incorrectly predict future market trends. If a fund’s advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
A fund could lose margin payments it has deposited with its FCM if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.
Interfund Borrowing and Lending. The SEC has granted an exemption permitting registered open-end Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction, (2) no fund may lend money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan, and (3) a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
Investing for Control. Each Vanguard fund invests in securities and other instruments for the sole purpose of achieving a specific investment objective. As such, a Vanguard fund does not seek to acquire, individually or collectively with any other Vanguard fund, enough of a company’s outstanding voting stock to have control over management decisions. A Vanguard fund does not invest for the purpose of controlling a company’s management.
Legal and Regulatory Risk. Vanguard funds and their advisors are subject to an extensive and complex set of laws and regulations. These laws and regulations have evolved rapidly in recent years and likely will continue to evolve. Changes and additions to laws and regulations can result in unintended or unexpected impacts, including impacts to the value of a fund’s investments, a fund’s investment strategy, and/or a fund’s ability to manage tax consequences. Changes in how laws and regulations are interpreted could similarly impact a fund. In addition, complying with new or changing laws or regulations generally can be expected to increase operational costs, which can have a negative impact on fund performance.
Market Disruption. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks discussed above and in a fund’s prospectus. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments and operation of a fund. These events could also result in the closure of businesses that are integral to a fund’s operations or otherwise disrupt the ability of employees of fund service providers to perform essential tasks on behalf of a fund.
Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded, centrally cleared options, credit risk is mutualized through the involvement of the applicable clearing house.
The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
If a trading market, in particular options, were to become unavailable, investors in those options (such as the Fund) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.
A fund bears the risk that its advisor will not accurately predict future market trends. If a fund’s advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
OTC Swap Agreements. An over-the-counter (OTC) swap agreement, which is a type of derivative, is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.
Examples of OTC swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, excess return swaps, and total return swaps. Most OTC swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under an OTC swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. OTC swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.
An OTC option on an OTC swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
The use of OTC swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. OTC swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of an OTC swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.
OTC swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If an OTC swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, OTC swap transactions may be subject to a fund’s limitation on investments in illiquid securities.

OTC swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive or inexpensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the OTC swap agreement.
Because certain OTC swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain OTC swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged OTC swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.
Like most other investments, OTC swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing OTC swap positions for the fund. If a fund’s advisor attempts to use an OTC swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the OTC swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving OTC swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many OTC swaps are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
The use of an OTC swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.
Other Investment Companies. A fund may invest in other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), and closed-end investment companies, to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor through a wholly owned subsidiary (VCM and/or VPM) may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement. Rule 12d1-4 is also designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the acquired fund will be limited in the amount it could invest in other investment companies and private funds. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.
Ownership Limitations and Regulatory Relief. As the Vanguard funds continue to grow, they may be increasingly impacted by ownership limitations that apply to certain securities held by the Vanguard funds (“limited securities”). An ownership limitation restricts the amount of a security that funds within the same fund complex or funds advised by the same investment advisor can own. These limitations may apply even where an external manager or different affiliate of Vanguard provides investment advisory services to a fund. Ownership restrictions and limitations can apply to certain industries (for example, banking, insurance, and utilities), certain issuers (who may, for example, have mechanisms such as poison pills in place to prevent takeovers), or certain transactions, and will also vary significantly in different contexts. A fund can be subject to more than one ownership limitation depending on its holdings, and each ownership limitation can impact multiple securities held by a fund.
Ownership limitations can restrict or impair a fund’s investment activities in a variety of ways. To meet the requirements of a limitation or restriction, a fund may be unable to purchase or directly hold a security the fund would otherwise purchase or hold if the limitation did not apply. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation because the fund cannot buy its desired amount of an impacted security. For actively managed funds, this means a fund may miss an opportunity to invest in an impacted security that the fund’s investment advisor otherwise would invest in if the fund were not subject to an ownership limitation. These types of restrictions could negatively impact a fund’s performance.
When a Vanguard fund is subject to an ownership limitation, Vanguard or the fund typically will seek permission to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date. If this happens, the fund could be required to sell or otherwise dispose of holdings in one or more issuers to comply with limitations. In the event that a regulator revokes relief from ownership limitations for the Vanguard funds and other large fund complexes at the same time, there could be significant negative market impacts in the applicable industries and increased volatility in the share prices of the relevant securities. Sudden loss of ownership limitation relief relating to one or more limited securities could potentially result in wider bid-ask spreads and premium/discounts in ETF shares, and in extreme scenarios, impact the trading of ETF shares.
In order to obtain permission to exceed an ownership limitation, Vanguard may have to agree to certain conditions that will impact its ability to exercise rights on behalf of funds. For example, Vanguard may be required to agree to vote proxies in a certain way for any securities Vanguard funds hold that exceed a particular ownership limitation. Regulatory relief may also depend on the operational independence of certain Vanguard subsidiaries and/or business divisions and applicable regulators’ recognition of such operational independence.
For situations in which the Vanguard funds do not have or are unable to obtain permission to exceed ownership limitations, the Vanguard funds and their advisors have adopted policies designed to allocate ownership of impacted securities across applicable Vanguard products in a manner that is fair and equitable over time in order to minimize the potential conflicts of interest that could arise in making such allocation determinations. These allocation policies could result in certain Vanguard products obtaining zero or reduced direct exposure to one or more impacted securities and/or indirect exposure to impacted securities. In order to obtain indirect exposure, funds may use derivatives (such as total return swaps) or invest in totally held subsidiaries that hold the impacted securities. Both of these ways of obtaining indirect exposure are more costly than owning securities of the issuer directly. Depending on the circumstances, certain Vanguard funds may incur and bear the costs associated with transactions entered into for these purposes that other Vanguard funds do not incur and bear. With respect to an index fund, these added costs could also result in tracking error relative to the fund’s target index. There is no guarantee that laws and regulations always will allow that indirect exposure to limited securities may be omitted for purposes of determining the Vanguard funds’ exposure to limited securities and compliance with the applicable ownership limitations. In such circumstances, the Vanguard funds could not use these techniques and would be required to sell down the indirect and/or direct holdings in the applicable limited securities.
In addition, there is no guarantee that Vanguard funds will be able to obtain some or all of the derivatives that Vanguard funds want in order to gain indirect exposure to a limited security. This limited availability of derivatives may impact the ability of a fund to meet its investment objective or invest in accordance with its investment strategy, and/or have additional impacts to fund performance. Additionally, funds that use derivatives for indirect exposure are subject to derivatives-related risks.

Ownership limitations and the use of derivatives to address ownership limitations could result in unanticipated tax consequences to a fund that may affect the amount, timing, and character of distributions to shareholders. The taxation of derivatives can be complex and, depending upon the type and amount of derivatives employed by a fund, the tax consequences of using derivatives could be worse than the tax consequences that result from direct exposure to impacted securities.
Ownership limitations are highly complex. It is possible that, despite a fund’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit.
Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. In addition, preferred stock may be subject to more abrupt or erratic price movements than common stock or debt securities because preferred stock may trade with less frequency and in more limited volume.
Reliance on Service Providers, Data Providers, and Other Technology. Vanguard funds rely upon the performance of service providers to execute several key functions, which may include functions integral to a fund’s operations. Failure by any service provider to carry out its obligations to a fund could disrupt the business of the fund and could have an adverse effect on the fund’s performance. A fund’s service providers’ reliance on certain technology or information vendors (e.g., trading systems, investment analysis tools, benchmark analytics, and tax and accounting tools) could also adversely affect a fund and its shareholders. For example, a fund’s investment advisor may use models and/or data with respect to potential investments for the fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance upon such models or data expose a fund to potential risks.
Repurchase Agreements. A repurchase agreement is an agreement under which a fund acquires a debt security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a bank, a broker, a dealer, or another counterparty that meets minimum credit requirements and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, a fund’s investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, dealer, or other counterparty that meets minimum credit requirements to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.
The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control, and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Restricted and Illiquid Securities/Investments (including Private Placements). Illiquid securities/investments are investments that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC generally limits aggregate holdings of illiquid securities/investments by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities/investments and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) certain loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) private equity investments, (7) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, and (8) securities whose disposition is restricted under the federal securities laws. Illiquid securities/investments may include restricted, privately placed securities (such as private investments in public equity (PIPEs) or special purpose acquisition companies (SPACs)) that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a market develops for a restricted security held by a fund, it may be treated as a liquid security in accordance with guidelines approved by the board of trustees.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. In addition to the risk of such a loss, fees charged to the fund may exceed the return the fund earns from investing the proceeds received from the reverse repurchase agreement transaction. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor. If the buyer in a reverse repurchase agreement becomes insolvent or files for bankruptcy, a fund’s use of proceeds from the sale may be restricted while the other party or its trustee or receiver determines if it will honor the fund’s right to repurchase the securities. If the fund is unable to recover the securities it sold in a reverse repurchase agreement, it would realize a loss equal to the difference between the value of the securities and the payment it received for them.
Securities Lending. A fund may lend its securities to financial institutions (typically brokers, dealers, and banks) to generate income for the fund. There are certain risks associated with lending securities, including counterparty, credit, market, regulatory, tax, and operational risks. Vanguard considers the creditworthiness of the borrower, among other factors, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for certain types of foreign securities, as well as certain types of borrowers that are subject to global regulatory regimes. If a fund is not able to recover the securities lent, the fund may sell the collateral and purchase a replacement security in the market. Collateral investments are subject to market appreciation or depreciation. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Currently, a fund invests cash collateral into Vanguard Market Liquidity Fund, an affiliated money market fund that invests primarily in high-quality, short-term money market instruments.
The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1∕3% of the fund’s total assets and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower “marks to market” on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receives reasonable interest on the loan (which may include the fund investing any cash collateral in interest-bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by a fund will comply with any other applicable regulatory requirements. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect to which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent. A fund bears the risk that there may be a delay in the return of the securities, which may impair the fund’s ability to vote on such a matter. See Tax Status of the Fund for information about certain tax consequences related to a fund’s securities lending activities.
Pursuant to Vanguard’s securities lending policy, Vanguard’s fixed income and money market funds are not permitted to, and do not, lend their investment securities.
Tax Matters—Federal Tax Discussion. Discussion herein of U.S. federal income tax matters summarizes some of the important, generally applicable U.S. federal tax considerations relevant to investment in a fund based on the IRC, U.S. Treasury regulations, and other applicable authorities. These authorities are subject to change by legislative, administrative, or judicial action, possibly with retroactive effect. The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (IRS) as to the U.S. federal income tax matters discussed in this Statement of Additional Information. In some cases, a fund’s tax position may be uncertain under current tax law and an adverse determination or future guidance by the IRS with respect to such a position could adversely affect the fund and its shareholders, including the fund’s ability to continue to qualify as a regulated investment company or to continue to pursue its current investment strategy. A shareholder should consult their tax professional for information regarding the particular situation and the possible application of U.S. federal, state, local, foreign, and other taxes.
Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions. A fund’s transactions in derivative instruments (including, but not limited to, options, futures, forward contracts, and swap agreements), as well as any of the fund’s hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules that accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Tax Matters—Federal Tax Treatment of Futures Contracts. For federal income tax purposes, a fund generally must recognize, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.
A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments, and shareholders will be advised on the nature of the distributions.
Tax Matters—Federal Tax Treatment of Non-U.S. Currency Transactions. Special rules generally govern the federal income tax treatment of a fund’s transactions in the following: non-U.S. currencies; non-U.S. currency-denominated debt obligations; and certain non-U.S. currency options, futures contracts, forward contracts, and similar instruments. Accordingly, if a fund engages in these types of transactions it may have ordinary income or loss to the extent that such income or loss results from fluctuations in the value of the non-U.S. currency concerned. Such ordinary income could accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any ordinary loss so created will generally reduce ordinary income distributions and, in some cases, could require the recharacterization of prior ordinary income distributions. Net ordinary losses cannot be carried forward by the fund to offset income or gains realized in subsequent taxable years.

Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by a fund that is not subject to these special currency rules (such as foreign equity investments other than certain preferred stocks) will generally be treated as a capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.
To the extent a fund engages in non-U.S. currency hedging, the fund may elect or be required to apply other rules that could affect the character, timing, or amount of the fund’s gains and losses. For more information, see “Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions.”
Tax Matters—Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund’s total assets are invested in securities of foreign issuers, the fund may elect to pass through to shareholders the ability to deduct or, if they meet certain holding period requirements, take a credit for foreign taxes paid by the fund. Similarly, if at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consist of interests in other regulated investment companies, the fund is permitted to elect to pass through to its shareholders the foreign income taxes paid by the fund in connection with foreign securities held directly by the fund or held by a regulated investment company in which the fund invests that has elected to pass through such taxes to shareholders.
Tax Matters—Passive Foreign Investment Companies. To the extent that a fund invests in stock in a foreign company, such stock may constitute an equity investment in a passive foreign investment company (PFIC). A foreign company is generally a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of an interest in a PFIC will be deemed ordinary income regardless of how long a fund held it. Also, a fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned in respect to PFIC interests, whether or not such amounts are distributed to shareholders. To avoid such tax and interest, a fund may elect to “mark to market” its PFIC interests, that is, to treat such interests as sold on the last day of a fund’s fiscal year, and to recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income (or loss) each year. Distributions from a fund that are attributable to income or gains earned in respect to PFIC interests are characterized as ordinary income.
Tax Matters—Real Estate Mortgage Investment Conduits. If a fund invests directly or indirectly, including through a REIT or other pass-through entity, in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs), a portion of the fund’s income that is attributable to a residual interest in a REMIC or an equity interest in a TMP (such portion referred to in the IRC as an “excess inclusion”) will be subject to U.S. federal income tax in all events—including potentially at the fund level—under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. In general, excess inclusion income allocated to shareholders (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (2) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity, which otherwise might not be required, to file a tax return and pay tax on such income; and (3) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the IRC. As a result, a fund investing in such interests may not be suitable for charitable remainder trusts. See “Tax Matters—Tax-Exempt Investors.”
Tax Matters—Tax Considerations for Non-U.S. Investors. U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments made by non-U.S. investors in Vanguard funds. Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its non-U.S. investors are exempt from U.S. withholding taxes, provided the investors furnish valid tax documentation (i.e., IRS Form W-8) certifying as to their non-U.S. status.
A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, Vanguard has chosen to report qualifying distributions and apply the withholding exemption to those distributions when made to non-U.S. shareholders who invest directly with Vanguard. For other funds, Vanguard may choose not to apply the withholding exemption to qualifying fund distributions made to direct shareholders, but may provide the reporting to such shareholders. In these cases, a shareholder may be able to reclaim such withholding tax directly from the IRS.

If shareholders hold fund shares (including ETF shares) through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.
This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund distributions. Please consult your tax advisor for more information about these rules.
Tax Matters—Tax-Exempt Investors. Income of a fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. See “Tax Matters—Real Estate Mortgage Investment Conduits.”
In addition, special tax consequences apply to charitable remainder trusts that invest in a fund that invests directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.
Time Deposits. Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and, to a lesser extent, income risk, market risk, and liquidity risk). Additionally, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, time deposits of such issuers will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests and will have at least the same financial strength as the domestic issuers approved for the fund.
Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Other kinds of warrants exist, including, but not limited to, warrants linked to countries’ economic performance or to commodity prices such as oil prices. These warrants may be subject to risk from fluctuation of underlying assets or indexes, as well as credit risk that the issuer does not pay on the obligations and risk that the data used for warrant payment calculation does not accurately reflect the true underlying commodity price or economic performance.
When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund complies with Rule 18f-4.
Share Price
Multiple-class funds do not have a single share price. Rather, each class has a share price, also known as net asset value (NAV), which is typically calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, the Fund reserves the right to treat such day as a business day and calculate NAVs as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
The NYSE typically observes the following holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Purchase and Redemption of Shares
Purchase of Shares
The purchase price of shares of the Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund’s prospectus.
Exchange of Securities for Shares of the Fund. Shares of the Fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash) at the discretion of the Fund’s portfolio manager. Such securities must not be restricted as to transfer and must have a value that is readily ascertainable. Securities accepted by the Fund will be valued, as set forth in the Fund’s prospectus, as of the time of the next determination of NAV after such acceptance. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. Investors interested in purchasing fund shares in kind should contact Vanguard.
Redemption of Shares
The redemption price of shares of the Fund is the NAV per share next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.
The Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit.
The Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.
If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the Fund’s board of trustees. Redemptions in-kind may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held by the fund to meet redemption requests or for other reasons. However, this activity may adversely affect the market value of the securities redeemed in-kind and, consequently, the NAV of the fund. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.
The Fund does not charge a redemption fee. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.
Vanguard processes purchase and redemption requests through a pooled account. Pending investment direction or distribution of redemption proceeds, the assets in the pooled account are invested and any earnings (the “float”) are allocated proportionately among the Vanguard funds in order to offset fund expenses. Other than the float, Vanguard treats assets held in the pooled account as the assets of each shareholder making such purchase or redemption request.
Right to Change Policies
Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud or financial exploitation or abuse, or will protect vulnerable investors when permitted by applicable law, regulations, or SEC guidance; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Investing With Vanguard Through Other Firms
The Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.
Management of the Fund
Vanguard
The Fund is part of the Vanguard group of investment companies, which consists of over 200 funds. Each fund is a series of a Delaware statutory trust. The funds obtain virtually all of their corporate management, administrative, and distribution services through the trusts’ jointly owned subsidiary, Vanguard. Vanguard may contract with certain third-party service providers to assist Vanguard in providing certain administrative and/or accounting services with respect to the funds, subject to Vanguard’s oversight.  Vanguard also provides investment advisory services to certain Vanguard funds through VCM and/or VPM, each a wholly owned subsidiary of Vanguard established in 2025. All of these services are provided at Vanguard’s total cost of operations pursuant to the Fifth Amended and Restated Funds’

Service Agreement (the Agreement). In addition, as permitted by the Agreement, a wholly owned subsidiary of Vanguard (VCM and/or VPM) exercises portfolio management and certain investment stewardship responsibilities for certain Vanguard funds pursuant to an intercompany service agreement between Vanguard and such wholly owned subsidiary. These portfolio management and investment stewardship services are provided at cost.
Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. In rendering investment management services to certain funds through a wholly owned subsidiary (VCM and/or VPM), Vanguard may also use the resources of its foreign wholly owned subsidiaries that are not registered as investment advisers with the SEC, using “participating affiliate arrangements.” Participating affiliate arrangements are arrangements used in reliance on guidance of the staff of the SEC and recognized by the SEC that allow a US-registered investment adviser to use investment management resources of unregistered affiliates, subject to the regulatory supervision of the registered adviser. Each fund (other than a fund of funds) pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees.

Pursuant to an agreement between Vanguard and State Street Bank and Trust Company (State Street), State Street provides services for the Fund. These services include, but are not limited to: (i) the calculation of the Fund’s daily NAVs and (ii) the furnishing of financial reports. The fees paid to State Street under this agreement are based on a combination of flat and asset based fees. During the fiscal years ended September 30, 2023, 2024, and 2025, State Street had received fees from the Fund for administrative services rendered as shown in the table below.

Vanguard Fund	2023	2024	2025
Vanguard Growth & Income Fund	$21,500.04	$21,520.86	$21,749.88
The funds’ officers are also employees of Vanguard.
Vanguard (including VCM and VPM), Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.
Vanguard was established and operates under the Agreement. The Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.
As of September 30, 2025, the Fund had contributed capital to Vanguard as follows:
Vanguard Fund	Capital Contribution to Vanguard	Percentage of Fund’s Average Net Assets	Percent of Vanguard’s Capitalization
Vanguard Growth and Income Fund	$423,000	Less than 0.01%	0.17%
Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, (7) review and evaluation of advisory and other services provided to the funds by third parties, and (8) such other services necessary to operate the funds at the lowest reasonable cost in accordance with the Agreement.
Distribution. Vanguard Marketing Corporation, 100 Vanguard Boulevard, Malvern, PA 19355, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC offers shares of each fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the funds. VMC performs marketing and distribution activities in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.
To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.
VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities of an administrative nature that VMC undertakes on behalf of the funds may include, but are not limited to:
■ Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy.
■ Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy.
■ Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy.
■ Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services.
■ Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process.
VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers.
VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC does make fixed dollar payments to financial service providers when sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations. VMC also makes fixed dollar payments to financial service providers for data regarding funds, such as statistical information regarding sales of fund shares. In addition, VMC makes fixed dollar payments for expenses associated with financial service providers’ use of Vanguard’s funds including, but not limited to, the use of funds in model portfolios. These payments may be used for services including, but not limited to, technology support and development; platform support and development; due diligence related to products used on a platform; legal, regulatory, and compliance expenses related to a platform; and other platform-related services.
In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives) (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.
VMC policy prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and as such, its activities, including shared marketing and distribution activities and fixed dollar payments as described above, may influence applicable financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities, relationships, or payments may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.
The following table describes the expenses of Vanguard and VMC that are incurred by the Fund. Amounts captioned “Management and Administrative Expenses” include the Fund’s allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the Vanguard funds. Amounts captioned “Marketing and Distribution Expenses” include the Fund’s allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.
As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended September 30, 2023, 2024, and 2025, and are presented as a percentage of the Fund’s average month-end net assets.
Annual Shared Fund Operating Expenses (Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2023	2024	2025
Vanguard Growth and Income Fund
Management and Administrative Expenses	0.15%	0.16%	0.15%
Marketing and Distribution Expenses	Less than 0.01	Less than 0.01	Less than 0.01
Officers and Trustees
Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.
The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund services and oversight. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.
The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and codes of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.

The Audit and Risk Committee of the board, which is composed of Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge, each of whom is an independent trustee, oversees the management of financial risks and controls and enterprise-wide risk management. The Audit and Risk Committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. The committee also serves as a channel of communication between risk management personnel and the board with respect to enterprise-wide risk management. Vanguard’s head of internal audit reports directly to the Audit and Risk Committee. The committee receives reports in writing and in person on a regular basis from Vanguard’s head of internal audit and Vanguard’s chief risk officer. Although the Audit and Risk Committee is responsible for overseeing the management of financial risks and controls and enterprise-wide risk management, the entire board is regularly informed of these risks through the committee’s reports.
All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented on the following pages. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
Name, Year of Birth	Position(s) Held With Fund	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Interested Trustee[1]
Salim Ramji (1970)	Chief Executive Officer and President	CEO and President since July 2024; Trustee since February 2025	Chief executive officer and president of each of the investment companies served by Vanguard (2024–present). Chief executive officer and director of Vanguard (2024–present). Global head of iShares and of index investing of BlackRock (2019–2024) and member of iShares fund board (2019–2024). Head of U.S. Wealth Advisory of BlackRock (2015–2019). Member of the international leadership council of the University of Toronto.	228
1 Mr. Ramji is considered an “interested person” as defined in the 1940 Act because he is an officer of the Funds.
Independent Trustees
Tara Bunch (1962)	Trustee	November 2021	Head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the boards of the University of California, Berkeley School of Engineering, and Santa Clara University’s School of Business.	228
Mark Loughridge (1953)	Independent Chair	March 2012	Senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, and vice president and controller (1998–2002) of IBM. Member of the Council on Chicago Booth.	228

Name, Year of Birth	Position(s) Held With Fund	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Scott C. Malpass (1962)	Trustee	March 2012	Co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer and vice president of the University of Notre Dame (retired 2020). Chair of the board of Catholic Investment Services, Inc. (investment advisor). Member of the board of directors of Paxos Trust Company (finance).	228
John Murphy (1962)	Trustee	February 2025	President (2022–present), chief financial officer (2019–present), and president of the Asia Pacific group (2016–2018) of The Coca-Cola Company (TCCC). Member of the board of directors of Mexico-based Coca-Cola FEMSA (beverage bottler company); The Coca-Cola Foundation (TCCC’s philanthropic arm); and Engage (innovation and corporate venture platform supporting startups). Member of the board of trustees of the Woodruff Arts Center.	228
Lubos Pastor (1974)	Trustee	January 2024	Charles P. McQuaid Distinguished Service Professor of Finance (2023–present) at the University of Chicago Booth School of Business; Charles P. McQuaid Professor of Finance at the University of Chicago Booth School of Business (2009–2023). Managing director (2024–present) of Andersen (professional services) and a member of the Advisory Board of the Andersen Institute for Finance and Economics. Member of the board of the Fama-Miller Center for Research in Finance. Research associate at the National Bureau of Economic Research.	228
Rebecca Patterson (1968)	Trustee	February 2025	Chief investment strategist at Bridgewater Associates LP (2020–2023). Chief investment officer at Bessemer Trust (2012–2019). Member of the Council on Foreign Relations and the Economic Club of New York. Chair of the Board of Directors of the Council for Economic Education. Member of the Board of the University of Florida Investment Corporation.	228
André F. Perold (1952)	Trustee	December 2004	George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies LLC (private investment firm). Board member of RIT Capital Partners (investment firm).	228
Sarah Bloom Raskin (1961)	Trustee	January 2018	Deputy secretary (2014–2017) of the U.S. Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice, Duke Law School (2021–present); Rubenstein fellow, Duke University (2017–2020); distinguished fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and senior fellow, Duke Center on Risk (2020–present).	228
Grant Reid (1959)	Trustee	July 2023	Senior operating partner (2023–present) of CVC Capital (alternative investment manager). Chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc.	228

Name, Year of Birth	Position(s) Held With Fund	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
David Thomas (1956)	Trustee	July 2021	President Emeritus of Morehouse College (2018–2025). Professor of Business Administration, Emeritus at Harvard University (2017–2018) and dean (2011–2016) and professor of management at Georgetown University, McDonough School of Business (2016–2017). Director of DTE Energy Company. Trustee of Commonfund.	228
Barbara Venneman (1964)	Trustee	February 2025	Global head of Deloitte Digital (retired 2024) and member of the Deloitte Global Consulting Executive Committee (retired 2024) at Deloitte Consulting LLP.	228
Peter F. Volanakis (1955)	Trustee	July 2009	President and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.	228
Executive Officers
Jacqueline Angell (1974)	Chief Compliance Officer	November 2022	Principal of Vanguard. Chief compliance officer (2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.	228
John Bendl (1970)	Finance Director	July 2025
Finance director (July 2025–present) of each of the
investment companies served by Vanguard. Managing
director (July 2025–present) of Vanguard. Chief
financial officer (July 2025–present) of Vanguard.
Senior Vice President and Director (July
2025–present) of Vanguard Marketing Corporation.
Head of Financial Planning and Analysis and
Enterprise Strategic Services (2024–2025) of
Vanguard. Divisional chief financial officer of
Vanguard’s International division (2021–2024). Chief
financial officer (2019–2021) of each of the investment
companies served by Vanguard. Chief accounting
officer, treasurer, and controller (2017–2019) of
Vanguard. Partner (2003–2016) at KPMG (audit, tax,
and advisory services).
				228
Christine Buchanan (1970)	Chief Financial Officer	November 2017	Principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2021) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).	228
Gregory Davis (1970)	Vice President	July 2024
Vice president of each of the investment companies
served by Vanguard (2024–present). President
(2024–present) and director (2024–present) of
Vanguard. Chief investment officer (2017–present) of
Vanguard. Principal (2014–present) and head of the
Fixed Income Group (2014–2017) of Vanguard.
Asia-Pacific chief investment officer (2013–2014) and
director of Vanguard Investments Australia, Ltd.
(2013–2014). Member of the Treasury Borrowing
Advisory Committee of the U.S. Department of the
Treasury. Member of the investment advisory
committee on Financial Markets for the Federal
Reserve Bank of New York. Vice chairman of the
board of the Children’s Hospital of Philadelphia.
				228

Name, Year of Birth	Position(s) Held With Fund	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Ashley Grim (1984)	Treasurer	February 2022	Treasurer (2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PricewaterhouseCoopers (audit and assurance, consulting, and tax services).	228
Natalie Lamarque (1976)	Secretary	September 2025
Chief Legal Officer of Vanguard (September
2025–present). Secretary (September 2025–present)
of Vanguard and each of the investment companies
served by Vanguard. Managing director (September
2025–present) of Vanguard. General Counsel and
Secretary (2022–2025) at Principal Financial Group.
General Counsel (2020–2022) and Deputy General
Counsel (2019–2020) at New York Life Insurance
Company. Member of the board of visitors for Duke
University School of Law. Member of the board of
trustees for City Year New York. Member of the
advisory board for New York University School of Law,
Program on Corporate Compliance and Enforcement.
				228
Jodi Miller (1980)	Finance Director	September 2022	Principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services & Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.	228
Matt Piro (1980)	Manager Oversight Officer	July 2025	Principal of Vanguard. Manager oversight officer (July 2025–present) of each of the investment companies served by Vanguard. Global head of Oversight & Manager Search (2022–present) of Vanguard. Global head of ESG product (2017–2021) of Vanguard. Head of product – Europe (2017–2021) of Vanguard. Senior investment director of Oversight & Manager Search (2012–2017) of Vanguard.	228
With the exception of Mr. Ramji, all of the trustees are independent. The trustees designate a chair of the board. Mr. Loughridge, an independent trustee, serves as chair. The independent chair is a spokesperson and principal point of contact for the trustees, including the independent trustees, and is responsible for coordinating the activities of the trustees, including calling regular executive sessions of the independent trustees, developing the agenda of each board meeting together with the chief executive officer, and chairing the meetings of the trustees.
Board Committees: The Trust’s board has the following committees:
■ Audit and Risk Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, the independent audits of each fund, and enterprise-wide risk management. Ms. Raskin and Mr. Volanakis co-chair the committee. The following independent trustees serve as members of the committee: Ms. Bunch and Mr. Loughridge. The committee held five meetings during the Trust’s fiscal year ended September 30, 2025.
■ Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. Mr. Reid chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Murphy, and Ms. Patterson. The committee held six meetings during the Trust’s fiscal year ended September 30, 2025.
■ Independent Governance Committee: This committee assists the board in fulfilling its responsibilities and is empowered to exercise board powers in the intervals between board meetings unless such action is prohibited by applicable law or Trust bylaws. Mr. Loughridge chairs the committee. The following independent trustees serve as members of the committee: Mr. Pastor, Mr. Perold, Ms. Raskin, and Mr. Volanakis. The committee held two meetings during the Trust’s fiscal year ended September 30, 2025.
■ Investment Committees: These committees oversee the investment advisors to the funds. The committees are responsible for: approving the funds’ investment advisory agreements and allocation of assets among advisors, overseeing the funds’ proxy voting, and approving policies used to vote fund proxies. Mr. Pastor and Mr. Malpass each chair one of the committees and each trustee serves on at least one of the two investment committees, with each committee comprised of a majority of the funds’ independent trustees. Each investment committee held two meetings during the Trust’s fiscal year ended September 30, 2025.
■ Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. Ms. Bunch chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Malpass, Dr. Thomas, and Ms. Venneman. The committee held four meetings during the Trust’s fiscal year ended September 30, 2025.
The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Ms. Bunch, chair of the committee.
Trustees retire in accordance with the funds’ governing documents and policies, and typically by age 75.
Trustee Compensation
The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. Vanguard funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.
Independent Trustees. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in two ways:
■ The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
■ The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
“Interested” Trustee. Mr. Ramji serves as a trustee, but is not compensated in this capacity. He is, however, compensated in his role as an officer of Vanguard.
Compensation Table. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation by the Fund for each trustee. In addition, the table shows the total amount of compensation paid to each trustee by all Vanguard funds.

VANGUARD QUANTITATIVE FUNDS
TRUSTEES’ COMPENSATION TABLE
Trustee	Aggregate Compensation From the Funds[1]	Total Compensation From All Vanguard Funds Paid to Trustees[2]
Salim Ramji[3]	—	—
Tara Bunch	$797	$415,000
Emerson U. Fullwood[4]	424	88,333
F. Joseph Loughrey[5]	472	98,333
Mark Loughridge	1,007	525,000
Scott C. Malpass	749	390,000
John Murphy[6]	486	380,000
Lubos Pastor	749	390,000
Rebecca Patterson[7]	490	350,833
André F. Perold	730	387,500
Sarah Bloom Raskin	797	415,000
Grant Reid	749	390,000
David Thomas	730	380,000
Barbara Venneman[8]	490	350,833
Peter F. Volanakis	797	415,000
1
The amounts shown in this column are based on the Trust’s fiscal year ended September 30, 2025.
2
The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,500; Ms. Raskin, $207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.
3
Mr. Ramji became a member of the Funds’ board effective February 26, 2025.
4
Mr. Fullwood retired from the Funds’ board effective February 26, 2025.
5
Mr. Loughrey retired from the Funds’ board effective February 26, 2025.
6
Mr. Murphy became a member of the Funds’ board effective February 26, 2025.
7
Ms. Patterson became a member of the Funds’ board effective February 26, 2025.
8
Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

Ownership of Fund Shares
All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of the Fund and of all Vanguard funds served by the trustee as of December 31, 2025.
VANGUARD QUANTITATIVE FUNDS
Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Growth and Income Fund	Salim Ramji	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000
As of December 31, 2025, the trustees and officers of the funds owned, in the aggregate, less than 1% of each class of each fund’s outstanding shares.
As of December 31, 2025, the following owned of record 5% or more of the outstanding shares of each class:
Vanguard Fund	Share Class	Owner and Address	Percentage of Ownership
Vanguard Growth and Income Fund	Investor Shares	National Financial Services LLC, Jersey City, NJ	7.33%
		Ascensus Trust Company, Omnibus Reinvest, Fargo, ND	8.49%
		Charles Schwab & Co., Inc., San Francisco, CA	10.17%
		Vanguard Diversified Equity Fund, Valley Forge, PA	16.94%
Portfolio Holdings Disclosure Policies and Procedures
Introduction
Vanguard and the boards of trustees of the Vanguard funds (the Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures.1 Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, sub-advisor, distributor, or any affiliated person of the fund, its investment advisor, sub-advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing

1Any disclosure of portfolio holdings will be subject to, and consistent with, the Information Barrier Policy.

portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.
The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethical Conduct, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the chief compliance officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies.
Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash equivalent investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.
Online Disclosure of Complete Portfolio Holdings
Actively managed equity funds, unless otherwise stated, generally will seek to disclose complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com, 30 calendar days after the end of the calendar quarter. Actively managed fixed income funds will seek to disclose complete portfolio holdings as of the end of the most recent month online at vanguard.com, 15 calendar days after the end of the month. Each Vanguard fund relying on Rule 6c-11 under the 1940 Act (e.g., standalone ETFs) generally will seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day. These portfolio holdings, including other investment positions, will be disclosed online at vanguard.com. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at vanguard.com no later than the fifth business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six months after the initial posting. Each Vanguard index fund, other than those Vanguard index funds relying on Rule 6c-11 under the 1940 Act (e.g., standalone ETFs), generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at vanguard.com, 15 calendar days after the end of the month.
Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard will review complete portfolio holdings before disclosure is made and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from disclosure when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.
Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions
Vanguard, VCM, and VPM (each, an Advisor and collectively, the Advisors), for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations; financial printers; proxy voting service providers; pricing information vendors; issuers of guaranteed investment contracts for stable value portfolios; third parties that deliver analytical, statistical, or consulting services; and other third parties that provide services (collectively, Service Providers) to Vanguard, VCM, VPM, other Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.
The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Office of the General Counsel. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash equivalent investments and derivatives.
Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation; Advisor Software, Inc.; Alcom Printing Group Inc.; Apple Press, L.C.; Bloomberg L.P.; Brilliant Graphics, Inc.; Broadridge Financial Solutions, Inc.; Brown Brothers Harriman & Co.; Canon Business Process Services; Charles River Systems, Inc.; Confluence Technology Inc.; Eagle Investments; Equilend; FactSet Research Systems Inc.; Gresham Technologies, Plc.; Institutional Shareholder Services, Inc.; Intellicor, LLC; Investment Technology Group, Inc.; Lipper, Inc.; Markit WSO Corporation; McMunn Associates Inc.; Morningstar, Inc.; Phoenix Lithographing Corporation; Pirium Systems Limited; Reuters America Inc.; R.R. Donnelley, Inc.; Schvey, Inc. d/b/a Axoni; SimCorp USA Inc.; State Street Bank and Trust Company; Stonewain Systems Inc.; and Trade Informatics LLC.
Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions
Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethical Conduct, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, the Information Barrier Policy, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethical Conduct, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, and/or the Information Barrier Policy; (2) an investment advisor, sub-advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, VCM, VPM, other Vanguard subsidiaries, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash equivalent investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by the Advisors, VMC, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard. Any disclosure of portfolio holdings to Vanguard Affiliates will be subject to, and consistent with, the Information Barrier Policy.
Currently, Vanguard discloses complete portfolio holdings to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, sub-advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.
Disclosure of Portfolio Holdings to Trading Counterparties in the Normal Course of Managing a Fund’s Assets
An investment advisor, sub-advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to any trading counterparty, including one or more broker-dealers or banks, during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such trading counterparties subject to the counterparty’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of the Advisors is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by the Advisors to trading counterparties must be authorized by a Vanguard fund officer or a Principal of Vanguard.
Disclosure of Nonmaterial Information
The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, VMC, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.
An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may, at their sole discretion, deny any request for information made by any person, and may do so for any reason or for no reason. Approved Vanguard Representatives include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.
Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes
Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Vanguard’s Fund Services and Oversight unit, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department, Oversight and Manager Search team, or Office of the General Counsel, or the equity trading units within VCM or VPM.
Disclosure of Portfolio Holdings as Required by Applicable Law
Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by the Advisors, VMC, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.
Prohibitions on Disclosure of Portfolio Holdings
No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at vanguard.com, in writing, by fax, by email, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.
Prohibitions on Receipt of Compensation or Other Consideration
The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person or entity from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or sub-advisor or by any affiliated person of the investment advisor or sub-advisor.
Investment Advisory and Other Services
The Trust currently uses three investment advisors:
■ D. E. Shaw Investment Management, L.L.C., (DESIM) provides investment advisory services for a portion of Vanguard Growth and Income Fund.
■ Los Angeles Capital Management LLC (Los Angeles Capital) provides investment advisory services for a portion of Vanguard Growth and Income Fund.
■ Wellington Management Company LLP (Wellington Management) provides investment advisory services for a portion of Vanguard Growth and Income Fund.
The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, provided investment advisory services for a portion of Vanguard Growth and Income Fund from September 2011 until August 2023.
For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, the board of trustees of each fund hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arm’s length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation: the nature, extent, and quality of the services provided; investment performance; and the fair market value of the services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fee paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address the potential for conflicts of interest. Each firm’s compensation structure and management of potential conflicts of interest are summarized by the advisory firm in the following sections for the fiscal year ended September 30, 2025 (unless otherwise noted).
A fund is a party to an investment advisory agreement with each of its independent third-party advisors whereby the advisor manages the investment and reinvestment of the portion of the fund’s assets that the fund’s board of trustees determines to assign to the advisor. In this capacity, each advisor continuously reviews, supervises, and administers the investment program for its portion of the fund’s assets. Hereafter, each portion will be referred to as the advisor’s Portfolio. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard’s Oversight & Manager Search team and the officers and trustees of the fund. Vanguard’s Oversight & Manager Search team is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor, and whether to hire, terminate, or replace an advisor.

The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (for DESIM and Wellington Management) or 60-month period (for Los Angeles Capital).
During the fiscal years ended September 30, 2023, 2024, and 2025, the Fund incurred aggregate investment advisory fees and expenses of approximately $11,309,000 (before a performance-based decrease of $1,039,000), $18,410,000 (before a performance-based decrease of $1,989,000), and $20,752,000 (before a performance-based increase of $2,459,000), respectively.
A. D. E. Shaw Investment Management, L.L.C. (DESIM)
DESIM is a privately-owned investment management firm headquartered in New York City. It is a wholly owned subsidiary of D. E. Shaw & Co., L.P., a global investment and technology development firm that was established in 1988.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended September 30, 2025 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Max Stone[1]	Registered investment companies[2,3]	3	$22.7B	1	$17.4B
	Other pooled investment vehicles	15	$8.9B	12	$5.2B
	Other accounts	12	$3.2B	2	$1.2B
Konstantin Turitsyn[1]	Registered investment companies[2,3]	2	$22.5B	1	$17.4B
	Other pooled investment vehicles	10	$5.2B	9	$4.4B
	Other accounts	12	$3.2B	2	$1.3B
1 Mr. Stone and Dr. Turitsyn began co-managing a portion of the Fund on February 14, 2025.
2 The accounts referenced in this row are managed by DESIM in its capacity as a sub-advisor to a Registered Investment Company.
3 Includes Vanguard Growth and Income Fund, which held assets of $17.4 billion as of September 30, 2025.
2. Material Conflicts of Interest
DESIM manages portfolios for a number of clients (including separately managed accounts, funds of one, and pooled investment vehicles) on its benchmark-relative Active Equity platform. In addition, DESIM and other entities within the D. E. Shaw group manage a variety of investment vehicles with investment objectives different from the portfolios managed by DESIM on its Active Equity platform. DESIM and its affiliates may employ, for their own account and/or for accounts of clients other than the Fund, investment systems, methods, tools, techniques, or strategies similar to or different from those employed by DESIM for the Fund (such activities, collectively, “Other Management Activities”). DESIM and its affiliates may also pursue investment opportunities, engage or hold interests in businesses of any nature, or render services of any kind to any other business, venture, or client (such activities, collectively, “Other Business Activities”). DESIM is not required to offer its Other Business Activities to the Fund.
In the normal course of its business activities, DESIM and its affiliates may face a variety of conflicts of interest, including those related to its Other Management Activities and Other Business Activities. For example, any current or future Other Management Activity or Other Business Activity could compete with the Fund for the purchase or sale of investments and could take positions opposite to or different from those taken for the Fund. To the extent permitted by applicable law, DESIM or its affiliates may effect “cross transactions” between client accounts in which one client will purchase securities held by another client. In addition, DESIM may be restricted by D. E. Shaw group policy, applicable law, or other considerations from purchasing or selling for the Fund the securities of issuers in which affiliates of DESIM are or may in the future be invested, or with which employees of such affiliates are commercially or professionally involved.
Although DESIM personnel expect to devote a certain amount of time and effort to the business and affairs of the Fund, such personnel will also devote a substantial (and probably greater) amount of working time and effort to DESIM’s Other

Management Activities or Other Business Activities. These other activities may require substantial commitments of time and resources by such personnel. DESIM has established a variety of restrictions, procedures, and disclosures designed to address potential conflicts between or among the interests of its clients and the interests of itself and/or its affiliates. DESIM has also designed its automated trading systems, through which the overwhelming majority of trading activity on behalf of Active Equity clients is routed, with the intent that trades are allocated over time among DESIM’s Active Equity clients in a fair and equitable manner. In addition, the compliance function within the D. E. Shaw group’s Legal & Compliance department creates and implements various internal policies and procedures, including monitoring of outside activities, monitoring trading in employees’ personal accounts, and maintaining a list of restricted securities. When conflicts of interest do arise, the D. E. Shaw group aims to address them in compliance with all legal and regulatory requirements and such restrictions, procedures, and disclosures, as applicable.
3. Description of Compensation
The total compensation of the named portfolio managers is structured as a base draw and a calendar year-end bonus. The base draw is generally fixed as of the beginning of each year, and the bonus amount is determined shortly after year-end. The year-end bonus typically accounts for the majority of the portfolio managers’ total compensation and varies from year to year to a much greater degree than the base draw. The amount of the year-end bonus is based on the overall financial performance of the D. E. Shaw group and the particular investment strategy (or strategies) that the portfolio managers supervise. The payment of any such year-end bonus is subject to various conditions, and the amount may be zero under certain circumstances.
In addition, a portion of the year-end bonus is subject to mandatory deferral in accordance with the firm’s deferred compensation plan, generally vesting in equal portions over a three-year period. The amount of the portfolio managers’ compensation deferred in any year varies with total compensation but is generally a significant portion of the year-end bonus. In accordance with the terms of the deferred compensation applicable to the portfolio managers, participants in the plan who voluntarily elect to leave the firm (other than in connection with retirement) will generally forfeit significant portions of any unvested deferred compensation; the portfolio managers thus have an economic incentive to remain with the firm.
4. Ownership of Securities
As of September 30, 2025, Mr. Stone and Dr. Turitsyn did not own any shares of the Fund.

B. Los Angeles Capital Management LLC (Los Angeles Capital)
Los Angeles Capital is an employee-owned California limited liability company founded in 2002.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended September 30, 2025 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Kristin Ceglar[1]	Registered investment companies[2]	6	$23.4B	2	$23.2B
	Other pooled investment vehicles	3	$238.7M	1	$150.5M
	Other accounts	13	$2.7B	4	$1.4B
Hal W. Reynolds	Registered investment companies[2]	19	$27.9B	2	$23.2B
	Other pooled investment vehicles	20	$15.9B	6	$2.5B
	Other accounts	38	$7.5B	9	$4.5B
1 Ms. Ceglar began co-managing the Los Angeles Capital portion of Vanguard Growth and Income Fund in 2023.
2 Includes Vanguard Growth and Income Fund, which held assets of $17.4 billion as of September 30, 2025.
2. Material Conflicts of Interest
Los Angeles Capital has adopted policies and procedures, including brokerage and trade allocation policies and procedures, which the firm believes are reasonably designed to manage, monitor and prevent the firm from inappropriately favoring one account over another. Procedures adopted by Los Angeles Capital seek to treat all clients fairly and equally over time and to mitigate conflicts among accounts. Client accounts are managed independent of one another in accordance with client specific mandates, restrictions, and instructions as outlined in the investment management agreement, and such restrictions and instructions are monitored for compliance with the client’s investment guidelines.
Side-by-side management can result in investment positions or actions taken for one client account that differ from those taken in another client account. Accordingly, one client account can engage in short sales of or take a short position in an investment that at the same time is owned or being purchased long by another client account. These positions and actions can adversely affect or benefit different clients at different times.
The firm manages client accounts that have different investment strategies, objectives, restrictions, constraints, launch dates, and overlapping benchmark constituents. Given these customizations and differences, it is possible that Los Angeles Capital may be purchasing or holding a security for one account and simultaneously selling the same security for another account. However, simultaneously purchasing and selling the same security in the same account (“wash trades”) is prohibited. Additionally, it is possible for Los Angeles Capital to purchase or sell the same security for different accounts during the same trading day.
The decision as to which accounts participate in an investment opportunity will take into account, among other things, the quantitative model’s outlook on the account’s strategy, the account’s investment guidelines, and risk metrics. Global accounts’ orders are sent to the market simultaneously subject to prevailing market conditions, client flows, and liquidity. Emerging markets account orders are aggregated during account rebalances, but the firm is not required to do so.
Los Angeles Capital’s proprietary optimization-based software for trading client portfolios complements the firm’s approach to stock selection and uses real-time market prices to parse the master (“parent”) order lists into a sub-list or “child” order lists, for execution by agency brokers. For accounts traded using the firm’s trade optimization technology, real-time market prices are the primary creation determinant in each child order. Therefore, names traded for one account (or group of accounts) may result in different execution prices than a name traded for another account (or group of accounts). The firm’s trade optimization technology is currently available in the Americas only.
While each client account is managed individually with trade allocation determined prior to placing each trade with the broker, Los Angeles Capital may, at any given time, purchase or sell the same security in a block that is allocated among multiple accounts Los Angeles Capital will generally execute transactions for clients on an aggregate basis when it believes that to do so would allow it to obtain best execution and remain consistent with the account’s investment guidelines. As such, Los Angeles Capital, from time to time, evaluates account trade lists for sizable or potentially illiquid transactions that may be aggregated among several concurrent account rebalances. There are a number of variables that can influence a decision to aggregate purchases or sales into a block, including but not limited to, order size, liquidity, client trading directives, regulatory limitations, round lot requirements, and cash flows. When there is decision making on whether to include or exclude certain accounts from a block transaction, there is always the potential for conflicts of interest. Furthermore, the effect of trade aggregation may work on some occasions to the account’s disadvantage. Los Angeles Capital’s policies and procedures in allocating trades are structured to treat all clients fairly. Los Angeles Capital is not required to aggregate any particular trade. For example, an account with directed brokerage may not participate in certain block trades.
The firm’s strategies predominantly invest in liquid common stocks. Depending on market conditions, liquidity considerations, and client activity, various trading strategies are analyzed and employed by the Firm’s traders and/or portfolio managers. These strategies include, but are not limited to, varying the frequency and order of account rebalances (for example, weekly, semimonthly, monthly, or quarterly trade rotations), varying the grouping of accounts traded on a particular day (for example, trading U.S. accounts before global accounts or rotating weeks between strategies), varying account turnover, aggregating trade lists, aggregating specific names within trade lists, varying names traded as a block, varying the usage and implementation of the Firm’s proprietary trade optimization technology, use of limit orders, and adjusting executing broker trade strategy instructions. The Firm reserves the right to explore trade strategies, methods, and processes to further its best execution mandate for client accounts. Based on a variety of factors including the strategy, guidelines, and turnover goals, Los Angeles Capital determines the trading frequency for each account. Most accounts currently trade at least semimonthly, and others may trade more or less frequently depending on turnover goals, market conditions, and other factors unique to the strategy or markets in which they are invested.
The firm has also designed a proprietary brokerage allocation randomization system to objectively pair which brokers to use to execute account transactions based on regional market eligibility/suitability characteristics as well as perceived execution capability of the broker in such regional markets. The firm’s proprietary accounts, which are primarily invested in liquid, benchmark securities, may be traded in rotation with client accounts or on a particular day of the week depending on liquidity, size, model constraints, and resource constraints. The order of account rebalances may work on some occasions to the account’s advantage or disadvantage.
Los Angeles Capital’s portfolio managers manage accounts that are charged a performance-based fee alongside accounts in the same strategy with asset-based fee schedules. While performance-based fee arrangements may be viewed as creating an incentive to favor certain accounts over others in the allocation of investment opportunities, Los Angeles Capital has designed and implemented procedures that seek to treat all clients fairly and equally, and to prevent conflicts from influencing the allocation of investment opportunities. Management and performance fees inure to the benefit of the firm as a whole and not to specific individuals or groups of individuals. Further, Los Angeles Capital employs a quantitative investment process which utilizes the firm’s proprietary investment model technology to identify securities and construct portfolios.
Los Angeles Capital has adopted a Code of Ethics that includes procedures on ethical conduct and personal trading and requires pre-clearance authorization from both the Trading and Compliance and Regulatory Risk Departments for certain personal security transactions. Nonetheless, because the Code of Ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Employee trading is monitored under the Code of Ethics, and is designed to reasonably identify and prevent conflicts of interest between the firm and its clients.
Investment personnel of Los Angeles Capital or its affiliate may be permitted to be commercially or professionally involved with an issuer of securities. There is a potential risk that Los Angeles Capital personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Los Angeles Capital clients. Before engaging in any outside business activity, employees must obtain approval of the CCO as well as other personnel. Any potential conflicts of interest from such involvement are monitored for compliance with Los Angeles Capital’s Code of Ethics. The Code of Ethics also governs employees giving or accepting gifts and entertainment.
3. Description of Compensation
Los Angeles Capital’s portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of Los Angeles Capital’s compensation policy or payment scheme is tied to the performance of one or more client portfolios or funds.

Each portfolio manager receives a base salary fixed from year to year. In addition, the portfolio managers participate in the firm’s profit sharing plan. The aggregate amount of the contribution to the firm’s profit sharing plan is based on overall firm profitability with amounts paid to individual employees based on their relative overall compensation. Each portfolio manager also is a shareholder of the firm and receives compensation based upon the firm’s overall profits. Ms. Ceglar is also eligible to receive a discretionary bonus from the firm.
4. Ownership of Securities
As of September 30, 2025, Mr. Reynolds owned shares of the Fund within the $50,001-$100,000 range and Ms. Ceglar did not own any shares of the Fund.
C. Wellington Management Company LLP (Wellington Management)
Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio manager of the Fund as of September 30, 2025 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Mary Pryshlak	Registered investment companies[1]	15	$28.2B	3	$18.5B
	Other pooled investment vehicles	48	$16.8B	6	$1.8B
	Other accounts	85	$30B	11	$6.2B
1 Includes Vanguard Growth and Income Fund, which held assets of $17.4 billion as of September 30, 2025.
2. Material Conflicts of Interest
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Wellington Management Portfolio’s or Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Wellington Management Portfolio or Fund (Portfolio Manager) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Wellington Management Portfolio or Fund. The Portfolio Manager makes investment decisions for each account, including the Wellington Management Portfolio or Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including initial public offerings (IPOs), for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Wellington Management Portfolio or Fund and thus the accounts may have similar—and in some cases nearly identical—objectives, strategies, and/or holdings to those of the Wellington Management Portfolio or Fund.
The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Wellington Management Portfolio or Fund, or make investment decisions that are similar to those made for the Wellington Management Portfolio or Fund, both of which have the potential to adversely impact the Wellington Management Portfolio or Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Wellington Management Portfolio or Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Wellington Management Portfolio’s or Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Wellington Management Portfolio or Fund. Ms. Pryshlak also manages accounts that pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high-quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
3. Description of Compensation
Wellington Management receives a fee based on the assets under management of the Wellington Management Portfolio or Fund as set forth in the Investment Advisory Agreement between Wellington Management and the Trust on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fee earned with respect to the Wellington Management Portfolio or Fund. The following is as of September 30, 2025.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high-quality investment management services to its clients. Wellington Management’s compensation of the Wellington Management Portfolio’s or Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Wellington Management Portfolio or Fund includes a base salary. The base salary for the Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The Portfolio Manager does not receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager.
The Portfolio Manager may also be eligible for bonus payments based on her overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Ms. Pryshlak is a Partner.
4. Ownership of Securities
As of September 30, 2025, Ms. Pryshlak did not own any shares of the Fund.
Duration and Termination of Investment Advisory Agreements
The Fund’s current investment advisory agreements with the unaffiliated advisors are  renewable for successive one-year periods, only if (1) the renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) the renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor, (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor, or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

The initial investment advisory agreement with Wellington Management for Vanguard Growth and Income Fund is binding for a two-year period. At the end of that two-year period, the agreement will become renewable for successive one-year periods, subject to the above conditions.
Securities Lending
The following table describes the securities lending activities of the Fund during the fiscal year ended September 30, 2025:
Vanguard Fund	Securities Lending Activities
Vanguard Growth and Income Fund
Gross income from securities lending activities	$258,749
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$250
Administrative fees not included in revenue split	$1,106
Indemnification fee not included in revenue split	$0
Rebate (paid to borrower)	$220,580
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$221,936
Net income from securities lending activities	$36,813
The services provided by Brown Brothers Harriman & Co. and Vanguard, each acting separately as securities lending agents for certain Vanguard funds, include coordinating the selection of securities to be loaned to approved borrowers; negotiating the terms of the loan; monitoring the value of the securities loaned and corresponding collateral, marking to market daily; coordinating the investment of cash collateral in the funds’ approved cash collateral reinvestment vehicle; monitoring dividends and coordinating material proxy votes relating to loaned securities; and transferring, recalling, and arranging the return of loaned securities to the funds upon termination of the loan.
Portfolio Transactions
The advisor decides which securities to buy and sell on behalf of the Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Fund. The advisor may cause the Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which the Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

During the fiscal years ended September 30, 2023, 2024, and 2025, the Fund paid the following approximate amounts in brokerage commissions. Brokerage commissions paid by a fund may be substantially different from year to year for multiple reasons, such as overall fund performance, market volatility, trading volumes, cash flows, or changes to the securities that make up the Fund or a fund’s target index.
Vanguard Fund	2023	2024	2025
Vanguard Growth and Income Fund	$1,170,000	$1,934,000	$2,988,000
Some securities that are considered for investment by the Fund may also be appropriate for other Vanguard funds or for other clients served by the advisors. If such securities are compatible with the investment policies of the Fund and one or more of the advisor’s other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities may be aggregated by the advisor, and the purchased securities or sale proceeds may be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund’s board of trustees.
As of September 30, 2025, the Fund held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, as follows:
Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Growth and Income Fund	J.P. Morgan Securities LLC	$66,710,000
	Morgan Stanley & Co. LLC	92,712,000
	UBS Securities LLC	5,580,000
Proxy Voting
I. Proxy Voting Policies
The Board of Trustees of the Fund (the Board) has delegated the authority to vote proxies related to the portfolio securities held by the Fund to its advisor(s). Each advisor will vote such proxies in accordance with its own proxy voting policies and procedures, which are summarized in Appendix A.
Vanguard has entered into agreements with various state, federal, and non-U.S. regulators and with certain issuers that limit the amount of shares that the funds may vote at their discretion for particular securities. For these securities, the funds are able to vote a limited portion of the shares at their discretion. Any additional shares generally are voted in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror voted), or the fund is not permitted to vote such shares. Further, the Board has adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion, of their shares in such regulated issuer.
II. Securities Lending
There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote the full position at a shareholder meeting. Vanguard has processes in place for advisors unaffiliated with Vanguard who have been delegated authority to vote proxies on behalf of certain Vanguard funds to inform Vanguard of an upcoming vote they deem to be material in accordance with such advisor’s proxy voting policies and procedures in order for Vanguard to instruct the recall of the security.
To obtain a free copy of a report that details how the Fund voted the proxies relating to the portfolio securities held by the Fund for the prior 12-month period ended on June 30, log on to vanguard.com or visit the SEC’s website at sec.gov.
Financial Statements
The Fund’s Financial Statements for the fiscal year ended September 30, 2025, and the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of the Fund’s performance, please see the Fund’s annual reports to shareholders, which may be obtained without charge.

Appendix A
D. E. Shaw Investment Management, L.L.C. – Summary of Proxy Voting Policies and Procedures
INTRODUCTION
This document summarizes the proxy voting policies and procedures of D. E. Shaw Investment Management, L.L.C. (“DESIM”).
STATEMENT OF POLICY
When voting proxies for a client account, DESIM’s primary objective is to make voting decisions in the best interest of the client. DESIM has discretion to take into account any factors or considerations that it determines to be relevant to that particular advisory client, including those outlined in Part 2A of Form ADV, applicable advisory agreements, or other governing documents (collectively, “Relevant Client Terms”), when making any voting determination regarding the best interests of a client. In fulfilling its obligations to an advisory client, DESIM endeavors to act in a manner that will enhance the economic value of the assets of the client under management, subject to any Relevant Client Terms. For example, where relevant and/or applicable to a particular client, DESIM may vote proxies based on environmental and/or sustainability considerations in a manner that is expected to result in DESIM casting different proxy votes in some instances than it casts for other clients for whom such considerations are not applicable. DESIM has established written policies and procedures that are designed to ensure that proxies relating to shares owned by a client to which DESIM provides advice are voted in the best interest of such client (the “Proxy Voting Policy”). Among other topics, the Proxy Voting Policy addresses DESIM’s handling of material conflicts of interests in proxy voting situations.
VOTING OF PROXIES
DESIM has determined that the most efficient and effective method in which to vote proxies is through the engagement of an independent third-party proxy voting service (the “Proxy Voting Service”). DESIM generally votes most proxies through and in accordance with the recommendations of the Proxy Voting Service. DESIM believes that the independent Proxy Voting Service’s internal policy regarding conflicts of interest, including the use of information barriers, adequately addresses its potential conflicts of interest.
To facilitate voting execution, DESIM utilizes the independent Proxy Voting Service’s electronic vote management system to pre-populate and automatically submit votes in accordance with the Proxy Voting Service’s recommendations, except in the cases where DESIM determines to deviate from a recommendation of the Proxy Voting Service or where manual voting is required. For the avoidance of doubt, DESIM retains the authority to vote proxies, has not delegated such authority to any other party, and may vote contrary to any recommendation of the Proxy Voting Service if it determines such recommendation may be contrary to the client’s best interests. If DESIM believes that the recommendations of the Proxy Voting Service may be contrary to the best interest of a client, DESIM must obtain the approval of the Chief Compliance Officer and a Managing Director, or their respective designees, before instructing the Proxy Voting Service to vote the applicable proxy.
DESIM may elect not to vote proxies in cases where the cost of doing so, in the opinion of DESIM, would exceed the expected benefits to the client. Moreover, logistical issues may have a detrimental effect on DESIM’s ability to vote proxies and thereby cause the cost of voting to exceed the expected benefits to the client. Unless expressly agreed otherwise with the applicable client, DESIM generally believes the costs of voting proxies would exceed the expected benefits, and generally does not vote proxies, in the following circumstances: (a) the proxies must be voted in-person; (b) the proxies are in jurisdictions that impose restrictions on the sale of the securities in order to vote (e.g., share-blocking jurisdictions); (c) the relevant securities are on loan pursuant to a securities lending program; (d) the proxies require execution of a power of attorney; (e) the relevant securities must be re-registered to the shareholder’s name and not held in “street name”; and (f) the proxies require a certain client status with respect to the relevant resolutions, issuer, or jurisdiction to be voted.

RECORDKEEPING
Under applicable law, DESIM is required to maintain a number of books and records related to its business, including proxy voting records. Accordingly, DESIM maintains, or causes the Proxy Voting Service to maintain, the following documents:
• copies of the Proxy Voting Policy and any amendments thereto;
• copies of proxy statements received regarding client securities;
• records of votes cast on behalf of each client;
• records of each advisory client request for proxy voting information; and
• copies of any written documents prepared by DESIM that were material to a voting decision or that memorialized the basis for such decision.
DISCLOSURE TO CLIENTS
DESIM provides a summary of its proxy policies in Part 2A of Form ADV, which includes information on how a client may obtain a copy of the Proxy Voting Policy. DESIM will also furnish a copy of the Proxy Voting Policy and a summary of applicable proxy votes to any client upon written request.
REVIEW OF POLICY AND PROCEDURES
DESIM reviews annually the Proxy Voting Policy and the Proxy Voting Service.
LOS ANGELES CAPITAL MANAGEMENT LLC PROXY POLICY
I. Introduction
Los Angeles Capital Management LLC (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with U.S. Securities and Exchange Commission (“SEC”) Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and its obligations under the Employee Retirement Income Security Act of 1974 (“ERISA”). Los Angeles Capital provides investment advisory or sub-advisory services to various types of institutional clients. When clients give Los Angeles Capital the authority to vote proxies held in their client accounts such authority is specified in the advisory contract or other governing agreements.
II. Proxy Policy Statement
Los Angeles Capital has retained Glass, Lewis & Co., LLC (“Glass Lewis”) an unaffiliated third-party, to act as an independent proxy voting agent. Glass Lewis provides proxy analysis, voting recommendations and administration, recordkeeping, and manages other operational and reporting matters of the proxy voting process. If at any time a material conflict arises in connection with the Firm voting proxies for a client account, it would be resolved in the best interest of the client.
When Los Angeles Capital is given proxy voting authority together with a client’s voting policy, the Firm oversees compliance with such policy. When the client elects to use the Firm’s standard proxy guidelines, the Firm will vote in accordance with the guidelines approved by the Firm’s Proxy Committee (“Committee”). The Committee has approved the use of Glass Lewis’ market-based U.S. and Global guidelines, as may be modified from time to time (the “Firm’s Guidelines”). Clients with specific proxy voting goals may direct the Firm to apply a thematic set of proxy guidelines developed by Glass Lewis.
A. Proxy Voting Guidelines
On an annual basis, the Committee reviews the Firm’s Guidelines. The Committee also selectively reviews a sampling of the voting recommendations and the related proxy materials in determining whether to continue or modify the approved Firm Guidelines.

The Firm ultimately retains the right to cast each vote on a case-by-case basis, taking into consideration the applicable proxy guidelines including any contractual obligations or the specific voting policy of the particular portfolio as well as all relevant facts and circumstances including information that might be gathered from sources beyond Glass Lewis. Management of issuers, as well as other interested parties, will sometimes release supplemental information (after the proxy statement) that relates to a pending proxy vote. Glass Lewis and the Firm will not always be able to consider that additional information depending on when it is released.
In the event there is a disagreement with the Glass Lewis analysis as to a particular vote, the Committee will determine whether it is appropriate to vote contrary to the Glass Lewis analysis provided that such decision is consistent with the approved guideline. In the rare circumstance that the Committee believes it is in the best interest of a client to vote contrary to an approved guideline, the Committee will seek client consent prior to placing a vote that is contrary to such approved guideline(s).
Los Angeles Capital recognizes that a client may issue specific directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. The Firm requires that the advisory or sub-advisory contract specify such instructions, including instructions as to how those votes will be managed, particularly where they differ from the Firm’s Guidelines.
It is unlikely that serious conflicts of interest will arise in the context of the Firm’s proxy voting because the Firm does not engage in other financial businesses such as brokerage or managing public companies, underwriting, or investment banking. Nevertheless, should a conflict of interest arise in connection with proxy voting or Glass Lewis, such conflict will be handled as described below under Section IV B, “Conflicts of Interest.” As a matter of policy, the Firm and its employees are required to put the interests of clients ahead of their own.
B. Limitations
In limited circumstances, the Firm may elect to abstain from voting or may be unable to vote a client’s proxy. These circumstances include:
• Where the Firm concludes that the effect on shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant.
• Where the securities related to the vote participate in a securities lending program and are out on loan. In many cases, where a client directs the securities lending, Los Angeles Capital may not be aware when the security is out on loan and thus may not be able to recall the security before the record date, subject to the Special Considerations outlined below.
• Where the related securities are issued in a country that participates in share blocking because it is disruptive to the management of the portfolio.
• Where multiple global custodian accounts roll up into one omnibus sub-custodian account. In the specific markets where this may occur, the account managed by Los Angeles Capital is not registered individually. Therefore, if ballots are voted differently for the underlying accounts, the omnibus vote is considered split and is rejected.
• Where in the Firm’s judgement the unjustifiable costs1 or disadvantages of voting the proxy would exceed the anticipated benefit of voting (e.g., certain non-U.S. securities).
• Where a required Power of Attorney is not on file or it is not feasible to get one on file.
C. Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations, individual client direction, and special guideline arrangements will dictate how voting will be done in these cases.
Mutual Funds

1The Department of Labor has indicated that such costs include, but are not limited to, expenditures related to developing proxy resolutions, proxy voting services and the analysis of the likely net effect of a particular issue on the economic value of the plan’s investment. Fiduciaries must take into consideration whether the exercise of its rights to vote a proxy is expected to have an effect on the economic value of the plan’s investment that will outweigh the costs of exercising such rights. With respect to proxies for shares of foreign corporations, a fiduciary, in deciding whether to purchase shares of a foreign corporation, should consider whether any additional difficulty and expense in voting such shares is reflected in their market price.

Where the Firm votes proxies for a mutual fund that it sub-advises, unless otherwise directed and agreed with such fund and its adviser, the proxies typically will be voted in accordance with the Firm’s proxy guidelines. Proxies of a mutual fund’s portfolio companies may be voted in accordance with resolutions or other instructions from an authorized person of the fund.
ERISA Accounts
The Department of Labor (“DOL”) rules emphasize that a fiduciary’s duties extend to management of shareholder rights including with respect to proxy voting. Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions. The DOL rules require voting with a focus on relevant risk-return factors and not voting in a manner that sacrifices investment returns or takes on risks that promote benefits or goals unrelated to the interests of participants and beneficiaries. Where the Firm has authority to vote proxies for an ERISA account, the Firm employs the Firm’s Guidelines unless otherwise specifically directed by the ERISA plan fiduciary. Where the Firm has authority to vote proxies for a commingled fund that is an ERISA plan asset fund, the Firm employs the Firm’s Guidelines.
Securities Lending Program
Certain situations where Los Angeles Capital may recall securities on loan to vote proxies, if operationally feasible, include: (i) where Los Angeles Capital deems a holding materially significant, (ii) where Los Angeles Capital is directing the securities lending, or (iii) where a client has made arrangements with its custodian to permit standing instructions for the recall of securities out on loan and Los Angeles Capital has agreed to implement the standing instructions.
III. Responsibility and Oversight
The Committee was established to provide oversight to the proxy voting process and is responsible for developing, implementing, and updating the Firm’s proxy policy, reviewing approving, and/or formulating the Firm’s Guidelines, selecting and overseeing the third-party proxy vendor, identifying any conflicts of interest, determining the votes for issues it elects to vote independently from, or that cannot be voted by, Glass Lewis, monitoring legislative and corporate governance developments surrounding proxy issues, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.
As part of the Committee’s ongoing oversight of its third-party proxy vendor, the Committee considers (i) the adequacy and quality of the proxy vendor’s staffing and personnel; (ii) the presence of conflicts and processes to address those conflicts; (iii) the robustness of the proxy vendor’s policies and procedures for ensuring that its recommendations are based on current and accurate information; and (iv) any other appropriate considerations as to the nature and quality of the proxy vendor’s services. In addition, Compliance conducts periodic reviews of ballots voted by the proxy vendor to ensure they are in line with proxy voting procedures.
In cases where the Committee votes a proxy ballot it may conduct research internally and/or use the resources of an independent research consultant or use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, reports by issuers’ management on pending proxy votes, and/or published analyses of shareholder and management proposals. In such voting circumstances, two votes from voting members of the Committee or one voting member of the Committee and an internal legal counsel are required.
Los Angeles Capital’s Operations Department handles the day-to-day administration of the proxy voting process.
IV. Proxy Voting Procedures
Glass Lewis provides for the timely execution of specified proxy votes on the Firm’s behalf, which includes complete account set-up, vote execution, reporting, recordkeeping, and compliance with ERISA.
Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each client’s Investment Management Agreement, Limited Partnership Agreement, Prospectus, Trust Agreement or other legal documentation governing the account. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser or delegated to a sub-advisor unless the voting right is retained by a named fiduciary of the plan. If an advisory or sub-advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.
While Los Angeles Capital will accept direction from clients on specific proxy issues for their account, the Firm reserves the right to maintain its standard position on all other client accounts for which the Firm has proxy voting authority.

A. Materiality
The Committee has designated certain materiality thresholds for situations in which the Committee may vote independently from Glass Lewis or may take separate actions in regard to securities lending limitations. Materiality thresholds are monitored daily and are escalated to the Committee for review.
B. Conflicts of Interest
Los Angeles Capital attempts to minimize the risks of conflicts and reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis.
If Glass Lewis identifies a potential conflict of interest between it and a publicly held company, it will disclose the relationship on the relevant proxy paper research report. In these situations, the Committee will review the proxy paper research report and vote the proxy.
If an unforeseen conflict requires specialized treatment, alternate measures may be taken, up to and including having Glass Lewis refrain from writing a proxy paper research report and abstaining from making a voting recommendation on the company. In this scenario Glass Lewis would procure a substitute research report from an alternative qualified provider, and the Committee may be required to research and vote the proxy.
If, during this process, the Committee identifies a potential material conflict of interest between Los Angeles Capital or an affiliated person of the Firm and the issuer whose ballot is being voted, the client will be notified. If no directive is issued by the client, the Committee will vote in such a way that, in the Committee’s opinion, fairly addresses the conflict in the best interest of the client.
C. Disclosure
Los Angeles Capital will provide all clients with a copy of the Firm’s current proxy policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to a client upon its request within a reasonable time. For further information, please contact a member of Operations at operations@lacapm.com.
Los Angeles Capital generally will not disclose how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client regarding their portfolio who itself may decide or may be required to make public such information. Los Angeles Capital will not disclose past votes or share amounts voted except: (i) for a valid business purpose as determined in the discretion of the Chief Compliance Officer or Chief Legal Officer, (ii) to the respective client, or (iii) as required on Form N-PX related to Say-on-Pay votes, (iv) as otherwise required by law.
D. Recordkeeping
All proxy records pursuant to Section 204-2 of the Advisers Act are retained by either Glass Lewis or Los Angeles Capital. Glass Lewis retains (1) records of proxy statements received regarding client securities, and (2) records of each vote cast. Los Angeles Capital retains (1) copies of its proxy policies, procedures, and Firm Guidelines; (2) copies of any document created by Los Angeles Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) each written client request for information on how the adviser voted proxies on behalf of the client; (4) a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client; and (5) regulatory filings related to proxy voting.
ERISA Accounts
Los Angeles Capital maintains access to proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. Such records may be maintained via Glass Lewis’ electronic system. Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost-benefit analyses.
Duration

Proxy voting books and records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, the records are fully accessible in Los Angeles Capital’s office and electronically.
WELLINGTON MANAGEMENT COMPANY LLP
Global Proxy Voting Policies and Procedures
Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for whom it exercises proxy-voting discretion.
The purpose of this document is to outline Wellington Management’s approach to executing proxy voting. Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are contained in a separate document, set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting for proxies. The Guidelines set out our general expectations on how we vote rather than rigid rules that we apply without consideration of the particular facts and circumstances.
Statement of Policy
Wellington Management:
1) Votes client proxies for which clients have affirmatively delegated proxy voting authority, in writing, unless we have arranged in advance with a particular client to limit the circumstances in which it would exercise voting authority, or we determine that it is in the best interest of one or more clients to refrain from voting a given proxy.
2) Seeks to vote proxies in the best financial interests of the client for which we are voting.
3) Identifies and resolves all material proxy-related conflicts of interest between the firm and our clients in the best interests of the client.
Responsibility and Oversight
The Proxy Voting Team monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. The Proxy Voting Team also acts as a resource for portfolio managers and investment research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of the Proxy Voting Team. The Investment Stewardship Committee a senior, cross-functional group of experienced professionals, is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, and identification and resolution of conflicts of interest. The Investment Stewardship Committee reviews the Guidelines as well as the Global Proxy Policy and Procedures annually.
Procedures
Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent for research and to manage the administrative aspects of proxy voting. We view third-party research as an input to our process. Wellington Management complements the research provided by its primary voting agent with research from other firms.
Our primary voting agent processes proxies for client accounts and maintains records of proxies voted. For certain routine issues, as detailed below, votes may be instructed according to standing instructions given to our primary voting agent, which are based on the Guidelines.
We manually review instances where our primary voting agent discloses a material conflict of interest of its own, potentially impacting its research outputs. We perform oversight of our primary voting agent, which involves regular service calls and an annual due diligence exercise, as well as regular touchpoints in the normal course of business.
Receipt of Proxy
If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting materials to Wellington Management or its designated voting agent in a timely manner.

Reconciliation
Proxies for public equity securities received by electronic means are matched to the securities eligible to be voted, and a reminder is sent to custodians/trustees that have not forwarded the proxies due. This reconciliation is performed at the ballot level. Although proxies received for private equity securities, as well as those received in non-electronic format for any securities, are voted as received, Wellington Management is not able to reconcile these ballots and does not notify custodians of non-receipt; Wellington Management is only able to reconcile ballots where clients have consented to providing holdings information with its provider for this purpose.
Proxy Voting Process
Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington Management’s activities with regards to proxy voting practices.
Routine issues that can be addressed by the proxy voting guidance below are voted by means of standing instructions communicated to our primary voting agent. Some votes warrant analysis of specific facts and circumstances and therefore are reviewed individually. We examine such vote sources including internal research notes, third-party voting research and company engagement. While manual votes are often resolved by investment research teams, each portfolio manager is empowered to make a final decision for their relevant client portfolio(s), absent a material conflict of interest. Proactive portfolio manager input is sought under certain circumstances, which may include consideration of position size and proposal subject matter and nature. Where portfolio manager input is proactively sought, deliberation across the firm may occur. This collaboration does not prioritize consensus across the firm above all other interests but rather seeks to inform portfolio managers’ decisions by allowing them to consider multiple perspectives. Portfolio managers may occasionally arrive at different voting conclusions for their clients, resulting in different decisions for the same vote. Voting procedures and the deliberation that occurs before a vote decision are aligned with our role as active owners and fiduciaries for our clients.
Material Conflict of Interest Identification and Resolution Processes
Further detail on our management of conflicts of interest can be found in our Stewardship Conflicts of Interest Policy, available on our website.
Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.
Securities Lending
Clients may elect to participate in securities lending Such lending may impact their ability to have their shares voted. Under certain circumstances, and where practical considerations allow, Wellington Management may determine that the anticipated value of voting could outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies. We do not borrow shares for the sole purpose of exercising voting rights.
Share Blocking and Re-Registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.
Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, the proxy materials are not delivered in a timely fashion; or, in Wellington Management’s judgment, the costs of voting exceed the expected benefits to clients (included but not limited to instances such as when powers of attorney or consularization or the disclosure of client confidential information are required).

Additional Information
Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses voting decisions through its website, including the rationale for votes against management.
Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, as well as the Voting Guidelines, upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.
SAI 093 012026

PART B

VANGUARD® QUANTITATIVE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2026

This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the Fund’s current prospectus (dated January 28, 2026). To obtain, without charge, a prospectus, the most recent report to shareholders, or the Fund’s financial statements hereby incorporated by reference, please visit https://vgi.vg/fund- literature or contact The Vanguard Group, Inc. (Vanguard).

Phone: Investor Information Department at 800-662-7447

Online: vanguard.com

TABLE OF CONTENTS

Description of the Trust................................................................................................................................................................................	B-1
Fundamental Policies ...................................................................................................................................................................................	B-4
Investment Strategies, Risks, and Nonfundamental Policies...................................................................................................................	B-4

Share Price ....................................................................................................................................................................................................

B-24
Purchase and Redemption of Shares .........................................................................................................................................................	B-24
Management of the Fund .............................................................................................................................................................................	B-25
Investment Advisory and Other Services ...................................................................................................................................................	B-39

Portfolio Transactions ..................................................................................................................................................................................

B-46

Proxy Voting ..................................................................................................................................................................................................

B-47

Financial Statements ....................................................................................................................................................................................

B-47

Appendix A ....................................................................................................................................................................................................

B-48

DESCRIPTION OF THE TRUST

Vanguard Quantitative Funds (the Trust) currently offers the following fund and share classes (identified by ticker symbol):

Vanguard Fund2	Share Classes1
	Investor	Admiral	ETF
Vanguard Growth and Income Fund	VQNPX	VGIAX	—
Vanguard Core-Plus Bond Index ETF	—	—	BNDP3

1Individually, a class; collectively, the classes.

2 Individually, a Fund; collectively, the Funds.

3 Exchange: Nasdaq.

A separate Statement of Additional Information dated December 2, 2025, which relates to Vanguard Core-Plus Bond Index ETF, can be obtained free of charge by contacting Vanguard.

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

B-1

Organization

The Trust was organized as a Maryland corporation in 1986 and was reorganized as a Delaware statutory trust in 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Quantitative Portfolios, Inc. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Vanguard Growth and Income Fund (the Fund) is classified as diversified within the meaning of the 1940 Act.

Service Providers

Custodian. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114, serves as the Fund’s custodian. The custodian is responsible for maintaining the Fund’s assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign subcustodians or foreign securities depositories.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm audits the Fund’s annual financial statements and provides other related services.

Investment Advisor. The Fund uses multiple investment advisors. D.E. Shaw Investment Management, L.L.C., Two Manhattan West, 375 Ninth Avenue, 52nd Floor, New York, NY 10001; Los Angeles Capital Management LLC, 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025; and Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210, each serve as investment advisor for a portion of the Fund.

Transfer and Dividend-Paying Agent. The Fund’s transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.

Characteristics of the Fund’s Shares

Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. The Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, the Fund and share classes will continue indefinitely.

Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of the Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.

Dividend Rights. The shareholders of each class of the Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of the Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan approved by the Fund’s board of trustees.

Voting Rights. Shareholders are entitled to vote on a matter if (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of the Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the Fund’s net assets, to change any fundamental policy of the Fund (please see Fundamental Policies), and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or the

B-2

class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote by the shareholders.

Liquidation Rights. In the event that the Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund’s net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

Preemptive Rights. There are no preemptive rights associated with the Fund’s shares.

Conversion Rights. Fund shareholders may convert their shares to another class of shares of the same Fund upon the satisfaction of any then-applicable eligibility requirements as described in the Fund’s current prospectus.

Redemption Provisions. The Fund’s redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

Sinking Fund Provisions. The Fund has no sinking fund provisions.

Calls or Assessment. The Fund’s shares, when issued, are fully paid and non-assessable.

Shareholder Rights. Any limitations on a shareholder’s right to bring an action do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such limitations. The Trust’s bylaws place limitations on the forum in which certain claims against or related to the Trust, a trustee, an officer, or other employee of the Trust may be heard. The Trust’s bylaws also provide that shareholders waive the right to trial by jury to the fullest extent permitted by law.

Tax Status of the Fund

The Fund expects to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements relating to the source of its income and the diversification of its assets. If the Fund fails to meet these requirements in any taxable year, the Fund will, in some cases, be able to cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, and/or disposing of certain assets. If the Fund is ineligible to or otherwise does not cure such failure for any year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

Dividends received and distributed by the Fund on shares of stock of domestic corporations (excluding Real Estate Investment Trusts (REITs)) and certain foreign corporations generally may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified dividend income” taxed at long-term capital gain rates instead of at higher ordinary income tax rates. Individuals must satisfy holding period and other requirements in order to be eligible for such treatment. Also, distributions attributable to income earned on the Fund’s securities lending transactions, including substitute dividend payments received by the Fund with respect to a security out on loan, will not be eligible for treatment as qualified dividend income.

Taxable ordinary dividends received and distributed by the Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on their federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.

Dividends received and distributed by the Fund on shares of stock of domestic corporations (excluding REITs) may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Also, distributions attributable to income earned on the Fund’s securities lending transactions, including substitute dividend payments received by the Fund with respect to a security out on loan, will not be eligible for the dividends-received deduction.

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The Fund may declare a capital gain dividend consisting of the excess (if any) of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforwards of the Fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

FUNDAMENTAL POLICIES

The Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of (1) 67% or more of the Fund’s net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy or (2) more than 50% of the Fund’s net assets.

Borrowing. The Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Commodities. The Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Diversification. With respect to 75% of its total assets, the Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.

Industry Concentration. The Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries.

Loans. The Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Real Estate. The Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.

Senior Securities. The Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Underwriting. The Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.

Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see Investment Strategies, Risks, and Nonfundamental Policies.

None of these policies prevents the Fund from having an ownership interest in Vanguard. As a part owner of Vanguard, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See Management of the Fund for more information.

INVESTMENT STRATEGIES, RISKS, AND NONFUNDAMENTAL POLICIES

Some of the investment strategies and policies described on the following pages and in the Fund’s prospectus set forth percentage limitations on the Fund’s investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment strategies and policies.

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The following investment strategies, risks, and policies supplement the Fund’s investment strategies, risks, and policies set forth in the prospectus. With respect to the different investments discussed as follows, the Fund may acquire such investments to the extent consistent with its investment strategies and policies.

Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations; by the 1940 Act; and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets (at the time of borrowing) made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased with the proceeds of such borrowing. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4 under the 1940 Act.

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt obligations of the issuer.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible debt security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and they are generally subject to a high degree of credit risk.

Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or through voluntary redemptions by holders) and replaced

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with newly issued convertible securities may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory-conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities. A convertible security may be subject to redemption at the option of the issuer at a price set in the governing instrument of the convertible security. If a convertible security held by a fund is subject to such redemption option and is called for redemption, the fund must allow the issuer to redeem the security, convert it into the underlying common stock, or sell the security to a third party.

Cybersecurity Risks. A cybersecurity incident could subject the Vanguard funds, their advisors, and/or their third-party service providers to operational and financial risks. Cybersecurity incidents typically result from a deliberate attack, which could take multiple forms (e.g., phishing, malware, ransomware, or denial-of-service attacks), or wrongdoing by an authorized individual. In either case, sensitive assets, information, or data could fall into the hands of unauthorized individuals and potentially cause operational disruption. To prevent or reduce the impact of a cybersecurity incident, Vanguard has implemented controls, such as technological safeguards and business continuity plans. Cybersecurity risks are also present for third-party service providers (such as investment advisors, transfer agents, and custodians) that support the Vanguard funds. Vanguard has processes for assessing the cybersecurity programs implemented by a fund’s third-party service providers. These processes help reduce the risk of potential incidents that could impact a Vanguard fund and/or its shareholders.

Despite the measures described above, a cybersecurity incident could still disrupt business operations, which could affect a fund and/or its shareholders. Examples of impacts that might occur as a result of a cybersecurity incident include: a fund being unable to calculate its net asset value (NAV) or process transactions, fund shareholders being unable to place transactions or otherwise conduct business with Vanguard, or a fund being unable to safeguard its data or the personal information of its shareholders.

Debt Securities. A debt security, sometimes called a fixed income security, consists of a certificate or other evidence of a debt (secured or unsecured) upon which the issuer of the debt security promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time and to repay the debt on the specified maturity date. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call risk, prepayment risk, extension risk, inflation risk, credit risk, liquidity risk, coupon deferral risk, lower recovery value risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws or an out-of-court restructuring of an issuer’s capital structure may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or a related entity.

Debt Securities—Non-Investment-Grade Securities. Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (e.g., lower than Baa3/P-2 by Moody’s Ratings or below BBB-/A-2 by S&P Global Ratings) or, if unrated, are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade securities. The success of a fund’s advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring such as an acquisition, a merger, or a leveraged buyout. Companies that issue high-yield

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securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. An actual or anticipated economic downturn or sustained period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund’s advisor to sell a high-yield security or the price at which a fund’s advisor could sell a high-yield security, and it could also adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation of the securities.

Except as otherwise provided in a fund’s prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if its advisor deems it in the best interests of shareholders.

Depositary Receipts. Depositary receipts (also sold as participatory notes) are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution, and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and they are generally designed for use in securities markets outside the United States. Although the two types of depositary receipt facilities (sponsored and unsponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of nonobjection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of noncash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

For purposes of a fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

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Derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.

Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. A fund may use derivatives as an alternate means to obtain economic exposure if the fund is required to limit its investment in a particular issuer or industry. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s advisor(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.

For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain

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derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Securities and Exchange Commission Rule 18f-4 governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, treats derivatives as senior securities, and requires funds whose use of derivatives exceeds a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The Fund intends to comply with Rule 4.5 under the Commodity Exchange Act (CEA), under which a fund and Vanguard may be excluded from the definition of the term Commodity Pool Operator (CPO) if the fund meets certain conditions such as limiting its investments in certain CEA-regulated instruments (e.g., futures, options, or swaps) and complying with certain marketing restrictions. Accordingly, Vanguard is not subject to registration or regulation as a CPO with respect to the Fund under the CEA. The Fund will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system.

Environmental, Social, and Governance (ESG) Considerations. A Vanguard fund’s consideration of ESG risk factors is driven first and foremost by the investment objective and principal investment strategies disclosed in the fund’s prospectus. For Vanguard funds whose index providers or advisors select securities based on disclosed ESG criteria (ESG funds), the ESG fund’s prospectus provides information about the ESG fund’s use of ESG criteria and related ESG investing risks.

Unless specifically disclosed in a fund’s prospectus, Vanguard funds do not seek to implement specific ESG impacts or strategies. However, except with respect to Vanguard equity index funds, a Vanguard fund’s advisor may consider risk factors that could be categorized as “ESG” as a component of the fund’s investment process if the advisor deems such risk factors to be financially material, either quantitatively or qualitatively. For example, as determined by the fund’s advisor, certain ESG risk factors may be considered as a means to assess long-term risk to shareholder value (e.g., risk analysis, credit analysis, or investment opportunities) as the advisor deems appropriate. Consideration of ESG risk factors will vary depending on a fund’s particular investment strategies as disclosed in its prospectus. The weight given to specific risk factors may vary across types of investments, industries, regions, and issuers and may change over time. Consideration of certain ESG risk factors may affect a fund’s exposure to certain issuers or industries. For purposes of this disclosure, “ESG risk factors” refers to financially material risk factors that could be viewed as ESG-focused. However, there are significant differences in how such terms are interpreted across funds, advisors, index providers, and individuals. It is possible that an advisor will not identify or evaluate every ESG risk factor that an investor would expect to be identified or evaluated, or that the advisor may not categorize a specific risk factor as “ESG.” The advisor’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the advisor may not reflect the beliefs and values of any particular investor.

An advisor may be dependent on the availability of timely, complete, and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG risk factors. ESG risk factors are often not uniformly measured or defined, which could impact an advisor’s ability to assess an issuer. Where ESG risk factor analysis is used as one part of an overall investment process (as may be the case for some or all of the funds included in this Statement of Additional Information), such funds may still invest in securities of issuers that all market participants may not view as ESG-focused.

Proxy Voting and Engagement. Vanguard’s proxy voting administration services are organized into separate teams (Investment Stewardship Teams) within two wholly owned subsidiaries, Vanguard Capital Management, LLC (VCM) and Vanguard Portfolio Management, LLC (VPM). On behalf of the board of trustees of each Vanguard fund for which VCM

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and/or VPM exercises portfolio management and investment stewardship responsibilities, VCM and/or VPM, as applicable, administers proxy voting for the equity holdings of such funds. The Investment Stewardship Teams may each independently engage with issuers to better understand how they are addressing material risks, including material ESG risks. Specifically, the Investment Stewardship Teams may each independently engage with company leaders and directors to understand how they oversee, mitigate, and disclose material risks to shareholders.

For Vanguard funds advised by third-party advisory firms independent of Vanguard, such third-party advisory firms are responsible for administration of proxy voting and engagement with respect to the equity holdings they manage on behalf of the fund. A fund’s third-party advisor may consider various ESG risks to be material to companies and may have their own practices and policies related to engagement. For example, the advisor may consider environmental risks such as climate change to be a material risk to many companies and their shareholders’ long-term financial success. As a result, certain third-party advisors engage with particular issuers held by the fund(s) they manage to advocate for science-based targets to address long-term risk to shareholder value resulting from climate change as long as such targets are not contrary to the investment objective and strategy of such fund(s).

Regulatory Environment. The regulatory landscape for ESG investing is still developing, both within the United States and globally. As society’s focus on particular ESG issues, such as climate change, continues to evolve, the emphasis and direction of governmental policies are subject to change.

Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs). Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

An investment in an ETF generally presents the same principal risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if the shares are delisted from the exchange without first being listed on another exchange or if the listing exchange’s officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”

Foreign Securities. Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company’s principal operations are conducted from the United States or when the company’s equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter (OTC) markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.

Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries.

As a result, there are risks that could result in a loss to the fund, including, but not limited to, the risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of a transaction. Securities of foreign issuers are generally more volatile and less liquid than securities of comparable U.S. issuers, and foreign investments may be effected through structures that may be complex or confusing. In certain countries, there is less government supervision and

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regulation of stock exchanges, brokers, and listed companies than in the United States. The risk that securities traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities, is also heightened. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States, could impair a fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities or obtain exposure to foreign securities and assets. This may negatively impact the value and/or liquidity of a fund’s investments and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. Sanctions could also result in the devaluation of a country’s currency, a downgrade in the credit ratings of a country or issuers in a country, or a decline in the value and/or liquidity of securities of issuers in that country.

Although an advisor will endeavor to achieve the most favorable execution costs for a fund’s portfolio transactions in foreign securities under the circumstances, commissions and other transaction costs are generally higher than those on U.S. securities. In addition, it is expected that the custodian arrangement expenses for a fund that invests primarily in foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Additionally, bankruptcy laws vary by jurisdiction and cash deposits may be subject to a custodian’s creditors. Certain foreign governments levy withholding or other taxes against dividend and interest income from, capital gains on the sale of, or transactions in foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the nonrecovered portion of foreign withholding taxes will reduce the income received from such securities.

The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and it tends to increase when the value of the U.S. dollar falls against such currency (as discussed under the heading “Foreign Securities—Foreign Currency Transactions,” a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred from converting between various currencies in order to purchase and sell foreign securities, as well as by currency restrictions, exchange control regulations, currency devaluations, and political and economic developments.

Foreign Securities—Emerging Markets Risk. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks may significantly affect the value of emerging market investments and include: (i) nationalization or expropriation of assets or confiscatory taxation; (ii) currency devaluations and other currency exchange rate fluctuations; (iii) greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); (iv) more substantial government involvement in and control over the economy; (v) less government supervision and regulation of the securities markets and participants in those markets and possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may increase the risk of market manipulation; (vi) controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; (vii) unavailability of currency-hedging techniques in certain emerging market countries; (viii) generally smaller, less seasoned, or newly-organized companies; (ix) differences in, or lack of, corporate governance, accounting, auditing, recordkeeping, and financial reporting standards, which may result in unavailability of material information about issuers and impede evaluation of such issuers; (x) difficulty in obtaining and/or enforcing a judgment in a court outside the United States; and (xi) greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial expenses and other investment-related costs are often more expensive in emerging market countries, which can reduce a fund’s income from investments in securities or debt instruments of emerging market country issuers. Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies. There may also be limited regulatory oversight of certain foreign subcustodians that hold foreign securities subject to the supervision of a fund’s primary U.S.-based custodian. A fund may be limited in its ability to recover assets if a foreign subcustodian becomes bankrupt or otherwise unable or unwilling to return assets to the fund, which may expose the fund to risk, especially in circumstances where the fund’s

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primary custodian may not be contractually obligated to make the fund whole for the particular loss.

Emerging market investments also carry the risk that strained international relations may give rise to retaliatory actions, including actions through financial markets such as purchase and ownership restrictions, sanctions, tariffs, seizure of assets, cyberattacks, and unpredictable enforcement of securities regulations and other laws. Such actual and/or threatened retaliatory actions may impact emerging market economies and issuers in which a fund invests. For example, in China, ownership of companies in certain sectors by foreign individuals and entities is prohibited.

Foreign Securities—Foreign Currency Transactions. The value in U.S. dollars of a fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives.

Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when a fund’s advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when a fund’s advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that a fund’s advisor reasonably believes generally tracks the currency being hedged with regard to price movements). A fund’s advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or to take advantage of a more liquid or more efficient market for the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

A fund may hold a portion of its assets in bank deposits denominated in foreign currencies so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Forecasting the movement of the currency market is extremely difficult. Whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special

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risks and may leave a fund in a less advantageous position than if such a hedge had not been established. Because forward currency contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

Foreign Securities—Foreign Investment Companies. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”

Foreign Securities—Russian Market Risk. Russia’s launch of a large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; a decline in the value and liquidity of Russian securities, properties, or interests; and other adverse consequences to the Russian economy and Russian assets. In addition, a fund’s ability to price, buy, sell, receive, or deliver Russian investments has been and may continue to be impaired. These sanctions, divestment of interests in or curtailment of business dealing with Russia by large corporations and U.S. states, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a fund, even if the fund does not have direct exposure to securities of Russian issuers.

Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash-settled futures contracts, the cash settlement amount is equal to the difference between the final settlement or market price for the relevant commodity on the last trading day of the contract and the price for the relevant commodity agreed upon at the outset of the contract. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. If the value of the fund’s position declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s position increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis. A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with

Rule 18f-4.

An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of

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an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Futures Contracts and Options on Futures Contracts—Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day, and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. U.S. Treasury futures are generally not subject to such daily limits.

A fund bears the risk that its advisor will incorrectly predict future market trends. If a fund’s advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

A fund could lose margin payments it has deposited with its FCM if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.

Interfund Borrowing and Lending. The SEC has granted an exemption permitting registered open-end Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the

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program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction, (2) no fund may lend money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan, and (3) a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investing for Control. Each Vanguard fund invests in securities and other instruments for the sole purpose of achieving a specific investment objective. As such, a Vanguard fund does not seek to acquire, individually or collectively with any other Vanguard fund, enough of a company’s outstanding voting stock to have control over management decisions. A Vanguard fund does not invest for the purpose of controlling a company’s management.

Legal and Regulatory Risk. Vanguard funds and their advisors are subject to an extensive and complex set of laws and regulations. These laws and regulations have evolved rapidly in recent years and likely will continue to evolve. Changes and additions to laws and regulations can result in unintended or unexpected impacts, including impacts to the value of a fund’s investments, a fund’s investment strategy, and/or a fund’s ability to manage tax consequences. Changes in how laws and regulations are interpreted could similarly impact a fund. In addition, complying with new or changing laws or regulations generally can be expected to increase operational costs, which can have a negative impact on fund performance.

Market Disruption. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks discussed above and in a fund’s prospectus. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments and operation of a fund. These events could also result in the closure of businesses that are integral to a fund’s operations or otherwise disrupt the ability of employees of fund service providers to perform essential tasks on behalf of a fund.

Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded, centrally cleared options, credit risk is mutualized through the involvement of the applicable clearing house.

The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the

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underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with

Rule 18f-4.

If a trading market, in particular options, were to become unavailable, investors in those options (such as the Fund) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

A fund bears the risk that its advisor will not accurately predict future market trends. If a fund’s advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

OTC Swap Agreements. An over-the-counter (OTC) swap agreement, which is a type of derivative, is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.

Examples of OTC swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, excess return swaps, and total return swaps. Most OTC swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under an OTC swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. OTC swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

An OTC option on an OTC swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of OTC swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. OTC swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of an OTC swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

OTC swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If an OTC swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, OTC swap transactions may be subject to a fund’s limitation on investments in illiquid securities.

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OTC swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive or inexpensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the OTC swap agreement.

Because certain OTC swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain OTC swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged OTC swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Like most other investments, OTC swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing OTC swap positions for the fund. If a fund’s advisor attempts to use an OTC swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the OTC swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving OTC swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many OTC swaps are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

The use of an OTC swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

Other Investment Companies. A fund may invest in other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), and closed-end investment companies, to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor through a wholly owned subsidiary (VCM and/or VPM) may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisors must enter into a fund of funds investment agreement. Rule 12d1-4 is also designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the acquired fund will be limited in the amount it could invest in other investment companies and private funds. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

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A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.

Ownership Limitations and Regulatory Relief. As the Vanguard funds continue to grow, they may be increasingly impacted by ownership limitations that apply to certain securities held by the Vanguard funds (“limited securities”). An ownership limitation restricts the amount of a security that funds within the same fund complex or funds advised by the same investment advisor can own. These limitations may apply even where an external manager or different affiliate of Vanguard provides investment advisory services to a fund. Ownership restrictions and limitations can apply to certain industries (for example, banking, insurance, and utilities), certain issuers (who may, for example, have mechanisms such as poison pills in place to prevent takeovers), or certain transactions, and will also vary significantly in different contexts. A fund can be subject to more than one ownership limitation depending on its holdings, and each ownership limitation can impact multiple securities held by a fund.

Ownership limitations can restrict or impair a fund’s investment activities in a variety of ways. To meet the requirements of a limitation or restriction, a fund may be unable to purchase or directly hold a security the fund would otherwise purchase or hold if the limitation did not apply. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation because the fund cannot buy its desired amount of an impacted security. For actively managed funds, this means a fund may miss an opportunity to invest in an impacted security that the fund’s investment advisor otherwise would invest in if the fund were not subject to an ownership limitation. These types of restrictions could negatively impact a fund’s performance.

When a Vanguard fund is subject to an ownership limitation, Vanguard or the fund typically will seek permission to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date. If this happens, the fund could be required to sell or otherwise dispose of holdings in one or more issuers to comply with limitations. In the event that a regulator revokes relief from ownership limitations for the Vanguard funds and other large fund complexes at the same time, there could be significant negative market impacts in the applicable industries and increased volatility in the share prices of the relevant securities. Sudden loss of ownership limitation relief relating to one or more limited securities could potentially result in wider bid-ask spreads and premium/discounts in ETF shares, and in extreme scenarios, impact the trading of ETF shares.

In order to obtain permission to exceed an ownership limitation, Vanguard may have to agree to certain conditions that will impact its ability to exercise rights on behalf of funds. For example, Vanguard may be required to agree to vote proxies in a certain way for any securities Vanguard funds hold that exceed a particular ownership limitation. Regulatory relief may also depend on the operational independence of certain Vanguard subsidiaries and/or business divisions and applicable regulators’ recognition of such operational independence.

For situations in which the Vanguard funds do not have or are unable to obtain permission to exceed ownership limitations, the Vanguard funds and their advisors have adopted policies designed to allocate ownership of impacted securities across applicable Vanguard products in a manner that is fair and equitable over time in order to minimize the potential conflicts of interest that could arise in making such allocation determinations. These allocation policies could result in certain Vanguard products obtaining zero or reduced direct exposure to one or more impacted securities and/or indirect exposure to impacted securities. In order to obtain indirect exposure, funds may use derivatives (such as total return swaps) or invest in totally held subsidiaries that hold the impacted securities. Both of these ways of obtaining indirect exposure are more costly than owning securities of the issuer directly. Depending on the circumstances, certain Vanguard funds may incur and bear the costs associated with transactions entered into for these purposes that other Vanguard funds do not incur and bear. With respect to an index fund, these added costs could also result in tracking error relative to the fund’s target index. There is no guarantee that laws and regulations always will allow that indirect exposure to limited securities may be omitted for purposes of determining the Vanguard funds’ exposure to limited securities and compliance with the applicable ownership limitations. In such circumstances, the Vanguard funds could not use these techniques and would be required to sell down the indirect and/or direct holdings in the applicable limited securities.

In addition, there is no guarantee that Vanguard funds will be able to obtain some or all of the derivatives that Vanguard funds want in order to gain indirect exposure to a limited security. This limited availability of derivatives may impact the ability of a fund to meet its investment objective or invest in accordance with its investment strategy, and/or have additional impacts to fund performance. Additionally, funds that use derivatives for indirect exposure are subject to derivatives-related risks.

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Ownership limitations and the use of derivatives to address ownership limitations could result in unanticipated tax consequences to a fund that may affect the amount, timing, and character of distributions to shareholders. The taxation of derivatives can be complex and, depending upon the type and amount of derivatives employed by a fund, the tax consequences of using derivatives could be worse than the tax consequences that result from direct exposure to impacted securities.

Ownership limitations are highly complex. It is possible that, despite a fund’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. In addition, preferred stock may be subject to more abrupt or erratic price movements than common stock or debt securities because preferred stock may trade with less frequency and in more limited volume.

Reliance on Service Providers, Data Providers, and Other Technology. Vanguard funds rely upon the performance of service providers to execute several key functions, which may include functions integral to a fund’s operations. Failure by any service provider to carry out its obligations to a fund could disrupt the business of the fund and could have an adverse effect on the fund’s performance. A fund’s service providers’ reliance on certain technology or information vendors (e.g., trading systems, investment analysis tools, benchmark analytics, and tax and accounting tools) could also adversely affect a fund and its shareholders. For example, a fund’s investment advisor may use models and/or data with respect to potential investments for the fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance upon such models or data expose a fund to potential risks.

Repurchase Agreements. A repurchase agreement is an agreement under which a fund acquires a debt security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a bank, a broker, a dealer, or another counterparty that meets minimum credit requirements and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, a fund’s investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, dealer, or other counterparty that meets minimum credit requirements to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control, and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Restricted and Illiquid Securities/Investments (including Private Placements). Illiquid securities/investments are investments that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC generally limits aggregate holdings of illiquid securities/investments by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities/investments and, in some

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cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) certain loan interests and other direct debt instruments,

(5)certain municipal lease obligations, (6) private equity investments, (7) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, and (8) securities whose disposition is restricted under the federal securities laws. Illiquid securities/investments may include restricted, privately placed securities (such as private investments in public equity (PIPEs) or special purpose acquisition companies (SPACs)) that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a market develops for a restricted security held by a fund, it may be treated as a liquid security in accordance with guidelines approved by the board of trustees.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. In addition to the risk of such a loss, fees charged to the fund may exceed the return the fund earns from investing the proceeds received from the reverse repurchase agreement transaction. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor. If the buyer in a reverse repurchase agreement becomes insolvent or files for bankruptcy, a fund’s use of proceeds from the sale may be restricted while the other party or its trustee or receiver determines if it will honor the fund’s right to repurchase the securities. If the fund is unable to recover the securities it sold in a reverse repurchase agreement, it would realize a loss equal to the difference between the value of the securities and the payment it received for them.

Securities Lending. A fund may lend its securities to financial institutions (typically brokers, dealers, and banks) to generate income for the fund. There are certain risks associated with lending securities, including counterparty, credit, market, regulatory, tax, and operational risks. Vanguard considers the creditworthiness of the borrower, among other factors, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for certain types of foreign securities, as well as certain types of borrowers that are subject to global regulatory regimes. If a fund is not able to recover the securities lent, the fund may sell the collateral and purchase a replacement security in the market. Collateral investments are subject to market appreciation or depreciation. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Currently, a fund invests cash collateral into Vanguard Market Liquidity Fund, an affiliated money market fund that invests primarily in high-quality, short-term money market instruments.

The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1⁄3% of the fund’s total assets and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower “marks to market” on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receives reasonable interest on the loan (which may include the fund investing any cash collateral in interest-bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by a fund will comply with any other applicable regulatory requirements. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect to which the holder of the

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securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent. A fund bears the risk that there may be a delay in the return of the securities, which may impair the fund’s ability to vote on such a matter. See Tax Status of the Fund for information about certain tax consequences related to a fund’s securities lending activities.

Pursuant to Vanguard’s securities lending policy, Vanguard’s fixed income and money market funds are not permitted to, and do not, lend their investment securities.

Tax Matters—Federal Tax Discussion. Discussion herein of U.S. federal income tax matters summarizes some of the important, generally applicable U.S. federal tax considerations relevant to investment in a fund based on the IRC, U.S. Treasury regulations, and other applicable authorities. These authorities are subject to change by legislative, administrative, or judicial action, possibly with retroactive effect. The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (IRS) as to the U.S. federal income tax matters discussed in this Statement of Additional Information. In some cases, a fund’s tax position may be uncertain under current tax law and an adverse determination or future guidance by the IRS with respect to such a position could adversely affect the fund and its shareholders, including the fund’s ability to continue to qualify as a regulated investment company or to continue to pursue its current investment strategy. A shareholder should consult their tax professional for information regarding the particular situation and the possible application of U.S. federal, state, local, foreign, and other taxes.

Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions. A fund’s transactions in derivative instruments (including, but not limited to, options, futures, forward contracts, and swap agreements), as well as any of the fund’s hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules that accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Tax Matters—Federal Tax Treatment of Futures Contracts. For federal income tax purposes, a fund generally must recognize, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments, and shareholders will be advised on the nature of the distributions.

Tax Matters—Federal Tax Treatment of Non-U.S. Currency Transactions. Special rules generally govern the federal income tax treatment of a fund’s transactions in the following: non-U.S. currencies; non-U.S. currency-denominated debt obligations; and certain non-U.S. currency options, futures contracts, forward contracts, and similar instruments.

Accordingly, if a fund engages in these types of transactions it may have ordinary income or loss to the extent that such income or loss results from fluctuations in the value of the non-U.S. currency concerned. Such ordinary income could accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any ordinary loss so created will generally reduce ordinary income distributions and, in some cases, could require the recharacterization of prior ordinary income distributions. Net ordinary losses cannot be carried forward by the fund to offset income or gains realized in subsequent taxable years.

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Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by a fund that is not subject to these special currency rules (such as foreign equity investments other than certain preferred stocks) will generally be treated as a capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

To the extent a fund engages in non-U.S. currency hedging, the fund may elect or be required to apply other rules that could affect the character, timing, or amount of the fund’s gains and losses. For more information, see “Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions.”

Tax Matters—Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund’s total assets are invested in securities of foreign issuers, the fund may elect to pass through to shareholders the ability to deduct or, if they meet certain holding period requirements, take a credit for foreign taxes paid by the fund. Similarly, if at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consist of interests in other regulated investment companies, the fund is permitted to elect to pass through to its shareholders the foreign income taxes paid by the fund in connection with foreign securities held directly by the fund or held by a regulated investment company in which the fund invests that has elected to pass through such taxes to shareholders.

Tax Matters—Passive Foreign Investment Companies. To the extent that a fund invests in stock in a foreign company, such stock may constitute an equity investment in a passive foreign investment company (PFIC). A foreign company is generally a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of an interest in a PFIC will be deemed ordinary income regardless of how long a fund held it. Also, a fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned in respect to PFIC interests, whether or not such amounts are distributed to shareholders. To avoid such tax and interest, a fund may elect to “mark to market” its PFIC interests, that is, to treat such interests as sold on the last day of a fund’s fiscal year, and to recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income (or loss) each year. Distributions from a fund that are attributable to income or gains earned in respect to PFIC interests are characterized as ordinary income.

Tax Matters—Real Estate Mortgage Investment Conduits. If a fund invests directly or indirectly, including through a REIT or other pass-through entity, in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs), a portion of the fund’s income that is attributable to a residual interest in a REMIC or an equity interest in a TMP (such portion referred to in the IRC as an “excess inclusion”) will be subject to U.S. federal income tax in all events—including potentially at the fund level—under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. In general, excess inclusion income allocated to shareholders (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (2) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity, which otherwise might not be required, to file a tax return and pay tax on such income; and (3) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the IRC. As a result, a fund investing in such interests may not be suitable for charitable remainder trusts. See “Tax Matters—Tax-Exempt Investors.”

Tax Matters—Tax Considerations for Non-U.S. Investors. U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments made by non-U.S. investors in Vanguard funds. Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its non-U.S. investors are exempt from U.S. withholding taxes, provided the investors furnish valid tax documentation (i.e., IRS Form W-8) certifying as to their non-U.S. status.

A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, Vanguard has chosen to report qualifying distributions and apply the withholding exemption to those distributions when made to non-U.S. shareholders who invest directly with Vanguard. For other funds, Vanguard may choose not to apply the withholding exemption to qualifying fund distributions made to direct shareholders, but may provide the reporting to such shareholders. In these cases, a shareholder may be able to reclaim such withholding tax directly from the IRS.

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If shareholders hold fund shares (including ETF shares) through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.

This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund distributions. Please consult your tax advisor for more information about these rules.

Tax Matters—Tax-Exempt Investors. Income of a fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. See “Tax Matters—Real Estate Mortgage Investment Conduits.”

In addition, special tax consequences apply to charitable remainder trusts that invest in a fund that invests directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.

Time Deposits. Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and, to a lesser extent, income risk, market risk, and liquidity risk). Additionally, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, time deposits of such issuers will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests and will have at least the same financial strength as the domestic issuers approved for the fund.

Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Other kinds of warrants exist, including, but not limited to, warrants linked to countries’ economic performance or to commodity prices such as oil prices. These warrants may be subject to risk from fluctuation of underlying assets or indexes, as well as credit risk that the issuer does not pay on the obligations and risk that the data used for warrant payment calculation does not accurately reflect the true underlying commodity price or economic performance.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before

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delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund complies with Rule 18f-4.

SHARE PRICE

Multiple-class funds do not have a single share price. Rather, each class has a share price, also known as net asset value (NAV), which is typically calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, the Fund reserves the right to treat such day as a business day and calculate NAVs as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

The NYSE typically observes the following holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Although the Fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

The purchase price of shares of the Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund’s prospectus.

Exchange of Securities for Shares of the Fund. Shares of the Fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash) at the discretion of the Fund’s portfolio manager. Such securities must not be restricted as to transfer and must have a value that is readily ascertainable. Securities accepted by the Fund will be valued, as set forth in the Fund’s prospectus, as of the time of the next determination of NAV after such acceptance. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. Investors interested in purchasing fund shares in kind should contact Vanguard.

Redemption of Shares

The redemption price of shares of the Fund is the NAV per share next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.

The Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit.

The Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the Fund’s board of trustees. Redemptions in-kind may benefit a fund and its

B-24

shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held by the fund to meet redemption requests or for other reasons. However, this activity may adversely affect the market value of the securities redeemed in-kind and, consequently, the NAV of the fund. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

The Fund does not charge a redemption fee. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

Vanguard processes purchase and redemption requests through a pooled account. Pending investment direction or distribution of redemption proceeds, the assets in the pooled account are invested and any earnings (the “float”) are allocated proportionately among the Vanguard funds in order to offset fund expenses. Other than the float, Vanguard treats assets held in the pooled account as the assets of each shareholder making such purchase or redemption request.

Right to Change Policies

Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.

Account Restrictions

Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency;

(2)redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud or financial exploitation or abuse, or will protect vulnerable investors when permitted by applicable law, regulations, or SEC guidance; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.

Investing With Vanguard Through Other Firms

The Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.

MANAGEMENT OF THE FUND

Vanguard

The Fund is part of the Vanguard group of investment companies, which consists of over 200 funds. Each fund is a series of a Delaware statutory trust. The funds obtain virtually all of their corporate management, administrative, and distribution services through the trusts’ jointly owned subsidiary, Vanguard. Vanguard may contract with certain third-party service providers to assist Vanguard in providing certain administrative and/or accounting services with respect to the funds, subject to Vanguard’s oversight. Vanguard also provides investment advisory services to certain Vanguard funds through VCM and/or VPM, each a wholly owned subsidiary of Vanguard established in 2025. All of these services are provided at Vanguard’s total cost of operations pursuant to the Fifth Amended and Restated Funds’

B-25

Service Agreement (the Agreement). In addition, as permitted by the Agreement, a wholly owned subsidiary of Vanguard (VCM and/or VPM) exercises portfolio management and certain investment stewardship responsibilities for certain Vanguard funds pursuant to an intercompany service agreement between Vanguard and such wholly owned subsidiary. These portfolio management and investment stewardship services are provided at cost.

Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. In rendering investment management services to certain funds through a wholly owned subsidiary (VCM and/or VPM), Vanguard may also use the resources of its foreign wholly owned subsidiaries that are not registered as investment advisers with the SEC, using “participating affiliate arrangements.” Participating affiliate arrangements are arrangements used in reliance on guidance of the staff of the SEC and recognized by the SEC that allow a US-registered investment adviser to use investment management resources of unregistered affiliates, subject to the regulatory supervision of the registered adviser. Each fund (other than a fund of funds) pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees.

Pursuant to an agreement between Vanguard and State Street Bank and Trust Company (State Street), State Street provides services for the Fund. These services include, but are not limited to: (i) the calculation of the Fund’s daily NAVs and (ii) the furnishing of financial reports. The fees paid to State Street under this agreement are based on a combination of flat and asset based fees. During the fiscal years ended September 30, 2023, 2024, and 2025, State Street had received fees from the Fund for administrative services rendered as shown in the table below.

Vanguard Fund	2023	2024	2025
Vanguard Growth & Income Fund	$21,500.04	$21,520.86	$21,749.88

The funds’ officers are also employees of Vanguard.

Vanguard (including VCM and VPM), Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.

Vanguard was established and operates under the Agreement. The Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.

As of September 30, 2025, the Fund had contributed capital to Vanguard as follows:

	Capital	Percentage of	Percent of
	Contribution	Fund’s Average	Vanguard’s
Vanguard Fund	to Vanguard	Net Assets	Capitalization
Vanguard Growth and Income Fund	$423,000	Less than 0.01%	0.17%

Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, (7) review and evaluation of advisory and other services provided to the funds by third parties, and (8) such other services necessary to operate the funds at the lowest reasonable cost in accordance with the Agreement.

Distribution. Vanguard Marketing Corporation, 100 Vanguard Boulevard, Malvern, PA 19355, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC offers shares of each fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the funds. VMC performs marketing and distribution

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activities in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.

To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.

VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities of an administrative nature that VMC undertakes on behalf of the funds may include, but are not limited to:

■Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy.

■Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy.

■Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy.

■Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services.

■Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process.

VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers.

VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC does make fixed dollar payments to financial service providers when sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations. VMC also makes fixed dollar payments to financial service providers for data regarding funds, such as statistical information regarding sales of fund shares. In addition, VMC makes fixed dollar payments for expenses associated with financial service providers’ use of Vanguard’s funds including, but not limited to, the use of funds in model portfolios. These payments may be used for services including, but not limited to, technology support and development; platform support and development; due diligence related to products used on a platform; legal, regulatory, and compliance expenses related to a platform; and other platform-related services.

In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives) (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on

B-27

achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.

VMC policy prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and as such, its activities, including shared marketing and distribution activities and fixed dollar payments as described above, may influence applicable financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities, relationships, or payments may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.

The following table describes the expenses of Vanguard and VMC that are incurred by the Fund. Amounts captioned “Management and Administrative Expenses” include the Fund’s allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the Vanguard funds. Amounts captioned “Marketing and Distribution Expenses” include the Fund’s allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.

As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended September 30, 2023, 2024, and 2025, and are presented as a percentage of the Fund’s average month-end net assets.

	Annual Shared Fund Operating Expenses
	(Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2023	2024	2025
Vanguard Growth and Income Fund
Management and Administrative Expenses	0.15%	0.16%	0.15%
Marketing and Distribution Expenses	Less than 0.01	Less than 0.01	Less than 0.01

Officers and Trustees

Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.

The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund services and oversight. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.

The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and codes of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.

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The Audit and Risk Committee of the board, which is composed of Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge, each of whom is an independent trustee, oversees the management of financial risks and controls and enterprise-wide risk management. The Audit and Risk Committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. The committee also serves as a channel of communication between risk management personnel and the board with respect to enterprise-wide risk management. Vanguard’s head of internal audit reports directly to the Audit and Risk Committee. The committee receives reports in writing and in person on a regular basis from Vanguard’s head of internal audit and Vanguard’s chief risk officer. Although the Audit and Risk Committee is responsible for overseeing the management of financial risks and controls and enterprise-wide risk management, the entire board is regularly informed of these risks through the committee’s reports.

All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented on the following pages. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

			Principal Occupation(s)	Number of
		Vanguard	During the Past Five Years,	Vanguard Funds
	Position(s)	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
Interested Trustee1
Salim Ramji	Chief Executive	CEO and	Chief executive officer and president of each of the	228
(1970)	Officer and	President since	investment companies served by Vanguard
	President	July 2024;	(2024–present). Chief executive officer and director of
		Trustee since	Vanguard (2024–present). Global head of iShares and
		February 2025	of index investing of BlackRock (2019–2024) and
member of iShares fund board (2019–2024). Head of
U.S. Wealth Advisory of BlackRock (2015–2019).
Member of the international leadership council of the
University of Toronto.
1 Mr. Ramji is considered an “interested person” as defined in the 1940 Act because he is an officer of the Funds.
Independent Trustees
Tara Bunch	Trustee	November 2021	Head of global operations at Airbnb (2020–present).	228
(1962)			Vice president of AppleCare (2012–2020). Member of
the boards of the University of California, Berkeley
School of Engineering, and Santa Clara University’s
School of Business.
Mark Loughridge	Independent	March 2012	Senior vice president and chief financial officer (retired	228
(1953)	Chair		2013) of IBM (information technology services).
Fiduciary member of IBM’s Retirement Plan
Committee (2004–2013), senior vice president and
general manager (2002–2004) of IBM Global
Financing, and vice president and controller
(1998–2002) of IBM. Member of the Council on
Chicago Booth.

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			Principal Occupation(s)	Number of
		Vanguard	During the Past Five Years,	Vanguard Funds
	Position(s)	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
Scott C. Malpass	Trustee	March 2012	Co-founder and managing partner (2022–present) of	228
(1962)			Grafton Street Partners (investment advisory firm).
			Chief investment officer and vice president of the
			University of Notre Dame (retired 2020). Chair of the
			board of Catholic Investment Services, Inc.
			(investment advisor). Member of the board of directors
			of Paxos Trust Company (finance).
John Murphy	Trustee	February 2025	President (2022–present), chief financial officer	228
(1962)			(2019–present), and president of the Asia Pacific
			group (2016–2018) of The Coca-Cola Company
			(TCCC). Member of the board of directors of
			Mexico-based Coca-Cola FEMSA (beverage bottler
			company); The Coca-Cola Foundation (TCCC’s
			philanthropic arm); and Engage (innovation and
			corporate venture platform supporting startups).
			Member of the board of trustees of the Woodruff Arts
			Center.
Lubos Pastor	Trustee	January 2024	Charles P. McQuaid Distinguished Service Professor	228
(1974)			of Finance (2023–present) at the University of
			Chicago Booth School of Business; Charles P.
			McQuaid Professor of Finance at the University of
			Chicago Booth School of Business (2009–2023).
			Managing director (2024–present) of Andersen
			(professional services) and a member of the Advisory
			Board of the Andersen Institute for Finance and
			Economics. Member of the board of the Fama-Miller
			Center for Research in Finance. Research associate
			at the National Bureau of Economic Research.
Rebecca Patterson	Trustee	February 2025	Chief investment strategist at Bridgewater Associates	228
(1968)			LP (2020–2023). Chief investment officer at Bessemer
			Trust (2012–2019). Member of the Council on Foreign
			Relations and the Economic Club of New York. Chair
			of the Board of Directors of the Council for Economic
			Education. Member of the Board of the University of
			Florida Investment Corporation.
André F. Perold	Trustee	December 2004	George Gund Professor of Finance and Banking,	228
(1952)			Emeritus at the Harvard Business School (retired
			2011). Chief investment officer and partner of
			HighVista Strategies LLC (private investment firm).
			Board member of RIT Capital Partners (investment
			firm).
Sarah Bloom Raskin	Trustee	January 2018	Deputy secretary (2014–2017) of the U.S. Department	228
(1961)			of the Treasury. Governor (2010–2014) of the Federal
			Reserve Board. Commissioner (2007–2010) of
			financial regulation for the State of Maryland. Colin W.
			Brown Distinguished Professor of the Practice, Duke
			Law School (2021–present); Rubenstein fellow, Duke
			University (2017–2020); distinguished fellow of the
			Global Financial Markets Center, Duke Law School
			(2020–2022); and senior fellow, Duke Center on Risk
			(2020–present).
Grant Reid	Trustee	July 2023	Senior operating partner (2023–present) of CVC	228
(1959)			Capital (alternative investment manager). Chief
			executive officer and president (2014–2022) and
			member of the board of directors (2015–2022) of

Mars, Incorporated (multinational manufacturer).

Member of the board of directors of Marriott

International, Inc.

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			Principal Occupation(s)	Number of
		Vanguard	During the Past Five Years,	Vanguard Funds
	Position(s)	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
David Thomas	Trustee	July 2021	President Emeritus of Morehouse College	228
(1956)			(2018–2025). Professor of Business Administration,
			Emeritus at Harvard University (2017–2018) and dean
			(2011–2016) and professor of management at
			Georgetown University, McDonough School of
			Business (2016–2017). Director of DTE Energy
			Company. Trustee of Commonfund.
Barbara Venneman	Trustee	February 2025	Global head of Deloitte Digital (retired 2024) and	228
(1964)			member of the Deloitte Global Consulting Executive
			Committee (retired 2024) at Deloitte Consulting LLP.
Peter F. Volanakis	Trustee	July 2009	President and chief operating officer (retired 2010) of	228
(1955)			Corning Incorporated (communications equipment)
			and director of Corning Incorporated (2000–2010) and
			Dow Corning (2001–2010). Overseer of the Amos
			Tuck School of Business Administration, Dartmouth
			College (2001–2013). Member of the BMW Group
			Mobility Council.
Executive Officers
Jacqueline Angell	Chief	November 2022	Principal of Vanguard. Chief compliance officer	228
(1974)	Compliance		(2022–present) of Vanguard and of each of the
	Officer		investment companies served by Vanguard. Chief
			compliance officer (2018–2022) and deputy chief
			compliance officer (2017–2019) of State Street.
John Bendl	Finance Director	July 2025	Finance director (July 2025–present) of each of the	228
(1970)			investment companies served by Vanguard. Managing
			director (July 2025–present) of Vanguard. Chief
			financial officer (July 2025–present) of Vanguard.
			Senior Vice President and Director (July
			2025–present) of Vanguard Marketing Corporation.
			Head of Financial Planning and Analysis and
			Enterprise Strategic Services (2024–2025) of
			Vanguard. Divisional chief financial officer of
			Vanguard’s International division (2021–2024). Chief
			financial officer (2019–2021) of each of the investment
			companies served by Vanguard. Chief accounting
			officer, treasurer, and controller (2017–2019) of
			Vanguard. Partner (2003–2016) at KPMG (audit, tax,
			and advisory services).
Christine Buchanan	Chief Financial	November 2017	Principal of Vanguard. Chief financial officer	228
(1970)	Officer		(2021–present) and treasurer (2017–2021) of each of
			the investment companies served by Vanguard.
			Partner (2005–2017) at KPMG (audit, tax, and
			advisory services).
Gregory Davis	Vice President	July 2024	Vice president of each of the investment companies	228
(1970)			served by Vanguard (2024–present). President
			(2024–present) and director (2024–present) of

Vanguard. Chief investment officer (2017–present) of Vanguard. Principal (2014–present) and head of the Fixed Income Group (2014–2017) of Vanguard.

Asia-Pacific chief investment officer (2013–2014) and director of Vanguard Investments Australia, Ltd. (2013–2014). Member of the Treasury Borrowing Advisory Committee of the U.S. Department of the Treasury. Member of the investment advisory committee on Financial Markets for the Federal Reserve Bank of New York. Vice chairman of the board of the Children’s Hospital of Philadelphia.

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			Principal Occupation(s)	Number of
		Vanguard	During the Past Five Years,	Vanguard Funds
	Position(s)	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Held With Fund	Officer Since	and Other Experience	Trustee/Officer
Ashley Grim	Treasurer	February 2022	Treasurer (2022–present) of each of the investment	228
(1984)			companies served by Vanguard. Fund transfer agent
			controller (2019–2022) and director of Audit Services
			(2017–2019) at Vanguard. Senior manager
			(2015–2017) at PricewaterhouseCoopers (audit and
			assurance, consulting, and tax services).
Natalie Lamarque	Secretary	September 2025	Chief Legal Officer of Vanguard (September	228
(1976)			2025–present). Secretary (September 2025–present)
			of Vanguard and each of the investment companies
			served by Vanguard. Managing director (September
			2025–present) of Vanguard. General Counsel and
			Secretary (2022–2025) at Principal Financial Group.
			General Counsel (2020–2022) and Deputy General
			Counsel (2019–2020) at New York Life Insurance
			Company. Member of the board of visitors for Duke
			University School of Law. Member of the board of
			trustees for City Year New York. Member of the
			advisory board for New York University School of Law,
			Program on Corporate Compliance and Enforcement.
Jodi Miller	Finance Director	September 2022	Principal of Vanguard. Finance director	228
(1980)			(2022–present) of each of the investment companies
			served by Vanguard. Head of Enterprise Investment
			Services (2020–present), head of Retail Client
			Services & Operations (2020–2022), and head of
			Retail Strategic Support (2018–2020) at Vanguard.
Matt Piro	Manager	July 2025	Principal of Vanguard. Manager oversight officer (July	228
(1980)	Oversight Officer		2025–present) of each of the investment companies
			served by Vanguard. Global head of Oversight &
			Manager Search (2022–present) of Vanguard. Global
			head of ESG product (2017–2021) of Vanguard. Head
			of product – Europe (2017–2021) of Vanguard. Senior
			investment director of Oversight & Manager Search
			(2012–2017) of Vanguard.

With the exception of Mr. Ramji, all of the trustees are independent. The trustees designate a chair of the board. Mr. Loughridge, an independent trustee, serves as chair. The independent chair is a spokesperson and principal point of contact for the trustees, including the independent trustees, and is responsible for coordinating the activities of the trustees, including calling regular executive sessions of the independent trustees, developing the agenda of each board meeting together with the chief executive officer, and chairing the meetings of the trustees.

Board Committees: The Trust’s board has the following committees:

■Audit and Risk Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, the independent audits of each fund, and enterprise-wide risk management. Ms. Raskin and Mr. Volanakis co-chair the committee. The following independent trustees serve as members of the committee: Ms. Bunch and Mr. Loughridge. The committee held five meetings during the Trust’s fiscal year ended

September 30, 2025.

■Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. Mr. Reid chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Murphy, and Ms. Patterson. The committee held six meetings during the Trust’s fiscal year ended September 30, 2025.

■Independent Governance Committee: This committee assists the board in fulfilling its responsibilities and is empowered to exercise board powers in the intervals between board meetings unless such action is prohibited by applicable law or Trust bylaws. Mr. Loughridge chairs the committee. The following independent trustees serve as members of the committee: Mr. Pastor, Mr. Perold, Ms. Raskin, and Mr. Volanakis. The committee held two meetings during the Trust’s fiscal year ended September 30, 2025.

■Investment Committees: These committees oversee the investment advisors to the funds. The committees are responsible for: approving the funds’ investment advisory agreements and allocation of assets among advisors,

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overseeing the funds’ proxy voting, and approving policies used to vote fund proxies. Mr. Pastor and Mr. Malpass each chair one of the committees and each trustee serves on at least one of the two investment committees, with each committee comprised of a majority of the funds’ independent trustees. Each investment committee held two meetings during the Trust’s fiscal year ended September 30, 2025.

■Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. Ms. Bunch chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Malpass, Dr. Thomas, and Ms. Venneman. The committee held four meetings during the Trust’s fiscal year ended September 30, 2025.

The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Ms. Bunch, chair of the committee.

Trustees retire in accordance with the funds’ governing documents and policies, and typically by age 75.

Trustee Compensation

The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. Vanguard funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

Independent Trustees. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in two ways:

■The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

■The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

“Interested” Trustee. Mr. Ramji serves as a trustee, but is not compensated in this capacity. He is, however, compensated in his role as an officer of Vanguard.

Compensation Table. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation by the Fund for each trustee. In addition, the table shows the total amount of compensation paid to each trustee by all Vanguard funds.

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VANGUARD QUANTITATIVE FUNDS

TRUSTEES’ COMPENSATION TABLE

	Aggregate	Total Compensation
	Compensation From	From All Vanguard
Trustee	the Funds1	Funds Paid to Trustees2
Salim Ramji3	—	—
Tara Bunch	$ 797	$415,000
Emerson U. Fullwood4	424	88,333
F. Joseph Loughrey5	472	98,333
Mark Loughridge	1,007	525,000
Scott C. Malpass	749	390,000
John Murphy6	486	380,000
Lubos Pastor	749	390,000
Rebecca Patterson7	490	350,833
André F. Perold	730	387,500
Sarah Bloom Raskin	797	415,000
Grant Reid	749	390,000
David Thomas	730	380,000
Barbara Venneman8	490	350,833
Peter F. Volanakis	797	415,000

1 The amounts shown in this column are based on the Trust’s fiscal year ended September 30, 2025.

2The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 228 Vanguard funds for the 2025 calendar year and include any amount a trustee has elected to defer. During the 2025 calendar year, the following trustees elected to defer all or a portion of their compensation as follows: Ms. Bunch, $415,000; Mr. Perold, $387,500; Ms. Raskin,

$207,500; Mr. Reid, $390,000; and Dr. Thomas, $190,000.

3Mr. Ramji became a member of the Funds’ board effective February 26, 2025.

4 Mr. Fullwood retired from the Funds’ board effective February 26, 2025.

5 Mr. Loughrey retired from the Funds’ board effective February 26, 2025.

6 Mr. Murphy became a member of the Funds’ board effective February 26, 2025.

7 Ms. Patterson became a member of the Funds’ board effective February 26, 2025. 8 Ms. Venneman became a member of the Funds’ board effective February 26, 2025.

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Ownership of Fund Shares

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of the Fund and of all Vanguard funds served by the trustee as of December 31, 2025.

VANGUARD QUANTITATIVE FUNDS

		Dollar Range of	Aggregate Dollar Range
		Fund Shares	of Vanguard Fund Shares
Vanguard Fund	Trustee	Owned by Trustee	Owned by Trustee
Vanguard Growth and Income Fund	Salim Ramji	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	John Murphy	—	Over $100,000
	Lubos Pastor	—	Over $100,000
	Rebecca Patterson	—	Over $100,000
	André Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	Grant Reid	—	Over $100,000
	David Thomas	—	Over $100,000
	Barbara Venneman	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

As of December 31, 2025, the trustees and officers of the funds owned, in the aggregate, less than 1% of each class of each fund’s outstanding shares.

As of December 31, 2025, the following owned of record 5% or more of the outstanding shares of each class:

			Percentage
Vanguard Fund	Share Class	Owner and Address	of Ownership
Vanguard Growth and Income Fund	Investor Shares	National Financial Services LLC, Jersey	7.33%
		City, NJ
		Ascensus Trust Company, Omnibus	8.49%
		Reinvest, Fargo, ND
		Charles Schwab & Co., Inc., San	10.17%
		Francisco, CA
		Vanguard Diversified Equity Fund,	16.94%
		Valley Forge, PA

Portfolio Holdings Disclosure Policies and Procedures

Introduction

Vanguard and the boards of trustees of the Vanguard funds (the Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures.1 Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, sub-advisor, distributor, or any affiliated person of the fund, its investment advisor, sub-advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing

1Any disclosure of portfolio holdings will be subject to, and consistent with, the Information Barrier Policy.

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portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.

The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethical Conduct, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the chief compliance officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies.

Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash equivalent investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

Online Disclosure of Complete Portfolio Holdings

Actively managed equity funds, unless otherwise stated, generally will seek to disclose complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com, 30 calendar days after the end of the calendar quarter. Actively managed fixed income funds will seek to disclose complete portfolio holdings as of the end of the most recent month online at vanguard.com, 15 calendar days after the end of the month. Each Vanguard fund relying on Rule 6c-11 under the 1940 Act (e.g., standalone ETFs) generally will seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day. These portfolio holdings, including other investment positions, will be disclosed online at vanguard.com. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at vanguard.com no later than the fifth business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six months after the initial posting. Each Vanguard index fund, other than those Vanguard index funds relying on Rule 6c-11 under the 1940 Act (e.g., standalone ETFs), generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at vanguard.com, 15 calendar days after the end of the month.

Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard will review complete portfolio holdings before disclosure is made and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from disclosure when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.

Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions

Vanguard, VCM, and VPM (each, an Advisor and collectively, the Advisors), for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations; financial printers; proxy voting service providers; pricing information vendors; issuers of guaranteed investment contracts for stable value portfolios; third parties that deliver analytical, statistical, or consulting services; and other third parties that provide services (collectively, Service Providers) to Vanguard, VCM, VPM, other Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.

The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily,

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with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Office of the General Counsel. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash equivalent investments and derivatives.

Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation; Advisor Software, Inc.; Alcom Printing Group Inc.; Apple Press, L.C.; Bloomberg L.P.; Brilliant Graphics, Inc.; Broadridge Financial Solutions, Inc.; Brown Brothers Harriman & Co.; Canon Business Process Services; Charles River Systems, Inc.; Confluence Technology Inc.; Eagle Investments; Equilend; FactSet Research Systems Inc.; Gresham Technologies, Plc.; Institutional Shareholder Services, Inc.; Intellicor, LLC; Investment Technology Group, Inc.; Lipper, Inc.; Markit WSO Corporation; McMunn Associates Inc.; Morningstar, Inc.; Phoenix Lithographing Corporation; Pirium Systems Limited; Reuters America Inc.;

R.R.Donnelley, Inc.; Schvey, Inc. d/b/a Axoni; SimCorp USA Inc.; State Street Bank and Trust Company; Stonewain Systems Inc.; and Trade Informatics LLC.

Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions

Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethical Conduct, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, the Information Barrier Policy, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethical Conduct, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, and/or the Information Barrier Policy; (2) an investment advisor, sub-advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, VCM, VPM, other Vanguard subsidiaries, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash equivalent investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by the Advisors, VMC, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard. Any disclosure of portfolio holdings to Vanguard Affiliates will be subject to, and consistent with, the Information Barrier Policy.

Currently, Vanguard discloses complete portfolio holdings to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, sub-advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.

Disclosure of Portfolio Holdings to Trading Counterparties in the Normal Course of Managing a Fund’s Assets

An investment advisor, sub-advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to any trading counterparty, including one or more broker-dealers or banks, during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such trading counterparties subject to the counterparty’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund

B-37

or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of the Advisors is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by the Advisors to trading counterparties must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Disclosure of Nonmaterial Information

The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, VMC, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may, at their sole discretion, deny any request for information made by any person, and may do so for any reason or for no reason. Approved Vanguard Representatives include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.

Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes

Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Vanguard’s Fund Services and Oversight unit, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department, Oversight and Manager Search team, or Office of the General Counsel, or the equity trading units within VCM or VPM.

Disclosure of Portfolio Holdings as Required by Applicable Law

Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in

B-38

a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by the Advisors, VMC, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.

Prohibitions on Disclosure of Portfolio Holdings

No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at vanguard.com, in writing, by fax, by email, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.

Prohibitions on Receipt of Compensation or Other Consideration

The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person or entity from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or sub-advisor or by any affiliated person of the investment advisor or sub-advisor.

INVESTMENT ADVISORY AND OTHER SERVICES

The Trust currently uses three investment advisors:

■D. E. Shaw Investment Management, L.L.C., (DESIM) provides investment advisory services for a portion of Vanguard Growth and Income Fund.

■Los Angeles Capital Management LLC (Los Angeles Capital) provides investment advisory services for a portion of Vanguard Growth and Income Fund.

■Wellington Management Company LLP (Wellington Management) provides investment advisory services for a portion of Vanguard Growth and Income Fund.

The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, provided investment advisory services for a portion of Vanguard Growth and Income Fund from September 2011 until August 2023.

For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, the board of trustees of each fund hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arm’s length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation: the nature, extent, and quality of the services provided; investment performance; and the fair market value of the services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fee paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address the potential for conflicts of interest. Each firm’s compensation structure and management of potential conflicts of interest are summarized by the advisory firm in the following sections for the fiscal year ended September 30, 2025 (unless otherwise noted).

A fund is a party to an investment advisory agreement with each of its independent third-party advisors whereby the advisor manages the investment and reinvestment of the portion of the fund’s assets that the fund’s board of trustees determines to assign to the advisor. In this capacity, each advisor continuously reviews, supervises, and administers the investment program for its portion of the fund’s assets. Hereafter, each portion will be referred to as the advisor’s Portfolio. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard’s Oversight & Manager Search team and the officers and trustees of the fund. Vanguard’s Oversight & Manager Search team is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor, and whether to hire, terminate, or replace an advisor.

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The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the S&P 500 Index over the preceding 36-month period (for DESIM and Wellington Management) or 60-month period (for Los Angeles Capital).

During the fiscal years ended September 30, 2023, 2024, and 2025, the Fund incurred aggregate investment advisory fees and expenses of approximately $11,309,000 (before a performance-based decrease of $1,039,000), $18,410,000 (before a performance-based decrease of $1,989,000), and $20,752,000 (before a performance-based increase of $2,459,000), respectively.

A. D. E. Shaw Investment Management, L.L.C. (DESIM)

DESIM is a privately-owned investment management firm headquartered in New York City. It is a wholly owned subsidiary of D. E. Shaw & Co., L.P., a global investment and technology development firm that was established in 1988.

1. Other Accounts Managed

The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended September 30, 2025 (unless otherwise noted):

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Max Stone1	Registered investment companies2, 3	3	$22.7B	1	$17.4B
	Other pooled investment vehicles	15	$8.9B	12	$5.2B
	Other accounts	12	$3.2B	2	$1.2B
Konstantin Turitsyn1	Registered investment companies2, 3	2	$22.5B	1	$17.4B
	Other pooled investment vehicles	10	$5.2B	9	$4.4B
	Other accounts	12	$3.2B	2	$1.3B

1 Mr. Stone and Dr. Turitsyn began co-managing a portion of the Fund on February 14, 2025.

2 The accounts referenced in this row are managed by DESIM in its capacity as a sub-advisor to a Registered Investment Company. 3 Includes Vanguard Growth and Income Fund, which held assets of $17.4 billion as of September 30, 2025.

2. Material Conflicts of Interest

DESIM manages portfolios for a number of clients (including separately managed accounts, funds of one, and pooled investment vehicles) on its benchmark-relative Active Equity platform. In addition, DESIM and other entities within the D. E. Shaw group manage a variety of investment vehicles with investment objectives different from the portfolios managed by DESIM on its Active Equity platform. DESIM and its affiliates may employ, for their own account and/or for accounts of clients other than the Fund, investment systems, methods, tools, techniques, or strategies similar to or different from those employed by DESIM for the Fund (such activities, collectively, “Other Management Activities”). DESIM and its affiliates may also pursue investment opportunities, engage or hold interests in businesses of any nature, or render services of any kind to any other business, venture, or client (such activities, collectively, “Other Business Activities”). DESIM is not required to offer its Other Business Activities to the Fund.

In the normal course of its business activities, DESIM and its affiliates may face a variety of conflicts of interest, including those related to its Other Management Activities and Other Business Activities. For example, any current or future Other Management Activity or Other Business Activity could compete with the Fund for the purchase or sale of investments and could take positions opposite to or different from those taken for the Fund. To the extent permitted by applicable law, DESIM or its affiliates may effect “cross transactions” between client accounts in which one client will purchase securities held by another client. In addition, DESIM may be restricted by D. E. Shaw group policy, applicable law, or other considerations from purchasing or selling for the Fund the securities of issuers in which affiliates of DESIM are or may in the future be invested, or with which employees of such affiliates are commercially or professionally involved.

Although DESIM personnel expect to devote a certain amount of time and effort to the business and affairs of the Fund, such personnel will also devote a substantial (and probably greater) amount of working time and effort to DESIM’s Other

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Management Activities or Other Business Activities. These other activities may require substantial commitments of time and resources by such personnel. DESIM has established a variety of restrictions, procedures, and disclosures designed to address potential conflicts between or among the interests of its clients and the interests of itself and/or its affiliates. DESIM has also designed its automated trading systems, through which the overwhelming majority of trading activity on behalf of Active Equity clients is routed, with the intent that trades are allocated over time among DESIM’s Active Equity clients in a fair and equitable manner. In addition, the compliance function within the D. E. Shaw group’s Legal & Compliance department creates and implements various internal policies and procedures, including monitoring of outside activities, monitoring trading in employees’ personal accounts, and maintaining a list of restricted securities. When conflicts of interest do arise, the D. E. Shaw group aims to address them in compliance with all legal and regulatory requirements and such restrictions, procedures, and disclosures, as applicable.

3. Description of Compensation

The total compensation of the named portfolio managers is structured as a base draw and a calendar year-end bonus. The base draw is generally fixed as of the beginning of each year, and the bonus amount is determined shortly after year-end. The year-end bonus typically accounts for the majority of the portfolio managers’ total compensation and varies from year to year to a much greater degree than the base draw. The amount of the year-end bonus is based on the overall financial performance of the D. E. Shaw group and the particular investment strategy (or strategies) that the portfolio managers supervise. The payment of any such year-end bonus is subject to various conditions, and the amount may be zero under certain circumstances.

In addition, a portion of the year-end bonus is subject to mandatory deferral in accordance with the firm’s deferred compensation plan, generally vesting in equal portions over a three-year period. The amount of the portfolio managers’ compensation deferred in any year varies with total compensation but is generally a significant portion of the year-end bonus. In accordance with the terms of the deferred compensation applicable to the portfolio managers, participants in the plan who voluntarily elect to leave the firm (other than in connection with retirement) will generally forfeit significant portions of any unvested deferred compensation; the portfolio managers thus have an economic incentive to remain with the firm.

4. Ownership of Securities

As of September 30, 2025, Mr. Stone and Dr. Turitsyn did not own any shares of the Fund.

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B. Los Angeles Capital Management LLC (Los Angeles Capital)

Los Angeles Capital is an employee-owned California limited liability company founded in 2002.

1. Other Accounts Managed

The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended September 30, 2025 (unless otherwise noted):

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Kristin Ceglar1	Registered investment companies2	6	$23.4B	2	$23.2B
	Other pooled investment vehicles	3	$238.7M	1	$150.5M
	Other accounts	13	$2.7B	4	$1.4B
Hal W. Reynolds	Registered investment companies2	19	$27.9B	2	$23.2B
	Other pooled investment vehicles	20	$15.9B	6	$2.5B
	Other accounts	38	$7.5B	9	$4.5B

1 Ms. Ceglar began co-managing the Los Angeles Capital portion of Vanguard Growth and Income Fund in 2023. 2 Includes Vanguard Growth and Income Fund, which held assets of $17.4 billion as of September 30, 2025.

2. Material Conflicts of Interest

Los Angeles Capital has adopted policies and procedures, including brokerage and trade allocation policies and procedures, which the firm believes are reasonably designed to manage, monitor and prevent the firm from inappropriately favoring one account over another. Procedures adopted by Los Angeles Capital seek to treat all clients fairly and equally over time and to mitigate conflicts among accounts. Client accounts are managed independent of one another in accordance with client specific mandates, restrictions, and instructions as outlined in the investment management agreement, and such restrictions and instructions are monitored for compliance with the client’s investment guidelines.

Side-by-side management can result in investment positions or actions taken for one client account that differ from those taken in another client account. Accordingly, one client account can engage in short sales of or take a short position in an investment that at the same time is owned or being purchased long by another client account. These positions and actions can adversely affect or benefit different clients at different times.

The firm manages client accounts that have different investment strategies, objectives, restrictions, constraints, launch dates, and overlapping benchmark constituents. Given these customizations and differences, it is possible that Los Angeles Capital may be purchasing or holding a security for one account and simultaneously selling the same security for another account. However, simultaneously purchasing and selling the same security in the same account (“wash trades”) is prohibited. Additionally, it is possible for Los Angeles Capital to purchase or sell the same security for different accounts during the same trading day.

The decision as to which accounts participate in an investment opportunity will take into account, among other things, the quantitative model’s outlook on the account’s strategy, the account’s investment guidelines, and risk metrics. Global accounts’ orders are sent to the market simultaneously subject to prevailing market conditions, client flows, and liquidity. Emerging markets account orders are aggregated during account rebalances, but the firm is not required to do so.

Los Angeles Capital’s proprietary optimization-based software for trading client portfolios complements the firm’s approach to stock selection and uses real-time market prices to parse the master (“parent”) order lists into a sub-list or “child” order lists, for execution by agency brokers. For accounts traded using the firm’s trade optimization technology, real-time market prices are the primary creation determinant in each child order. Therefore, names traded for one account (or group of accounts) may result in different execution prices than a name traded for another account (or group of accounts). The firm’s trade optimization technology is currently available in the Americas only.

While each client account is managed individually with trade allocation determined prior to placing each trade with the broker, Los Angeles Capital may, at any given time, purchase or sell the same security in a block that is allocated among multiple accounts Los Angeles Capital will generally execute transactions for clients on an aggregate basis when it believes that to do so would allow it to obtain best execution and remain consistent with the account’s investment guidelines. As such, Los Angeles Capital, from time to time, evaluates account trade lists for sizable or potentially illiquid

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transactions that may be aggregated among several concurrent account rebalances. There are a number of variables that can influence a decision to aggregate purchases or sales into a block, including but not limited to, order size, liquidity, client trading directives, regulatory limitations, round lot requirements, and cash flows. When there is decision making on whether to include or exclude certain accounts from a block transaction, there is always the potential for conflicts of interest. Furthermore, the effect of trade aggregation may work on some occasions to the account’s disadvantage. Los Angeles Capital’s policies and procedures in allocating trades are structured to treat all clients fairly. Los Angeles Capital is not required to aggregate any particular trade. For example, an account with directed brokerage may not participate in certain block trades.

The firm’s strategies predominantly invest in liquid common stocks. Depending on market conditions, liquidity considerations, and client activity, various trading strategies are analyzed and employed by the Firm’s traders and/or portfolio managers. These strategies include, but are not limited to, varying the frequency and order of account rebalances (for example, weekly, semimonthly, monthly, or quarterly trade rotations), varying the grouping of accounts traded on a particular day (for example, trading U.S. accounts before global accounts or rotating weeks between strategies), varying account turnover, aggregating trade lists, aggregating specific names within trade lists, varying names traded as a block, varying the usage and implementation of the Firm’s proprietary trade optimization technology, use of limit orders, and adjusting executing broker trade strategy instructions. The Firm reserves the right to explore trade strategies, methods, and processes to further its best execution mandate for client accounts. Based on a variety of factors including the strategy, guidelines, and turnover goals, Los Angeles Capital determines the trading frequency for each account. Most accounts currently trade at least semimonthly, and others may trade more or less frequently depending on turnover goals, market conditions, and other factors unique to the strategy or markets in which they are invested.

The firm has also designed a proprietary brokerage allocation randomization system to objectively pair which brokers to use to execute account transactions based on regional market eligibility/suitability characteristics as well as perceived execution capability of the broker in such regional markets. The firm’s proprietary accounts, which are primarily invested in liquid, benchmark securities, may be traded in rotation with client accounts or on a particular day of the week depending on liquidity, size, model constraints, and resource constraints. The order of account rebalances may work on some occasions to the account’s advantage or disadvantage.

Los Angeles Capital’s portfolio managers manage accounts that are charged a performance-based fee alongside accounts in the same strategy with asset-based fee schedules. While performance-based fee arrangements may be viewed as creating an incentive to favor certain accounts over others in the allocation of investment opportunities, Los Angeles Capital has designed and implemented procedures that seek to treat all clients fairly and equally, and to prevent conflicts from influencing the allocation of investment opportunities. Management and performance fees inure to the benefit of the firm as a whole and not to specific individuals or groups of individuals. Further, Los Angeles Capital employs a quantitative investment process which utilizes the firm’s proprietary investment model technology to identify securities and construct portfolios.

Los Angeles Capital has adopted a Code of Ethics that includes procedures on ethical conduct and personal trading and requires pre-clearance authorization from both the Trading and Compliance and Regulatory Risk Departments for certain personal security transactions. Nonetheless, because the Code of Ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Employee trading is monitored under the Code of Ethics, and is designed to reasonably identify and prevent conflicts of interest between the firm and its clients.

Investment personnel of Los Angeles Capital or its affiliate may be permitted to be commercially or professionally involved with an issuer of securities. There is a potential risk that Los Angeles Capital personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Los Angeles Capital clients. Before engaging in any outside business activity, employees must obtain approval of the CCO as well as other personnel. Any potential conflicts of interest from such involvement are monitored for compliance with Los Angeles Capital’s Code of Ethics. The Code of Ethics also governs employees giving or accepting gifts and entertainment.

3. Description of Compensation

Los Angeles Capital’s portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of Los Angeles Capital’s compensation policy or payment scheme is tied to the performance of one or more client portfolios or funds.

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Each portfolio manager receives a base salary fixed from year to year. In addition, the portfolio managers participate in the firm’s profit sharing plan. The aggregate amount of the contribution to the firm’s profit sharing plan is based on overall firm profitability with amounts paid to individual employees based on their relative overall compensation. Each portfolio manager also is a shareholder of the firm and receives compensation based upon the firm’s overall profits. Ms. Ceglar is also eligible to receive a discretionary bonus from the firm.

4. Ownership of Securities

As of September 30, 2025, Mr. Reynolds owned shares of the Fund within the $50,001-$100,000 range and Ms. Ceglar did not own any shares of the Fund.

C. Wellington Management Company LLP (Wellington Management)

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 90 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

1. Other Accounts Managed

The following table provides information relating to the other accounts managed by the portfolio manager of the Fund as of September 30, 2025 (unless otherwise noted):

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Mary Pryshlak	Registered investment companies1	15	$28.2B	3	$18.5B
	Other pooled investment vehicles	48	$16.8B	6	$1.8B
	Other accounts	85	$30B	11	$6.2B

1 Includes Vanguard Growth and Income Fund, which held assets of $17.4 billion as of September 30, 2025.

2. Material Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Wellington Management Portfolio’s or Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Wellington Management Portfolio or Fund (Portfolio Manager) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Wellington Management Portfolio or Fund. The Portfolio Manager makes investment decisions for each account, including the Wellington Management Portfolio or Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including initial public offerings (IPOs), for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Wellington Management Portfolio or Fund and thus the accounts may have similar—and in some cases nearly identical—objectives, strategies, and/or holdings to those of the Wellington Management Portfolio or Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Wellington Management Portfolio or Fund, or make investment decisions that are similar to those made for the Wellington Management Portfolio or Fund, both of which have the potential to adversely impact the Wellington Management Portfolio or Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Wellington Management Portfolio or Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the

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public disclosure of the Wellington Management Portfolio’s or Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Wellington Management Portfolio or Fund. Ms. Pryshlak also manages accounts that pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high-quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

3. Description of Compensation

Wellington Management receives a fee based on the assets under management of the Wellington Management Portfolio or Fund as set forth in the Investment Advisory Agreement between Wellington Management and the Trust on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fee earned with respect to the Wellington Management Portfolio or Fund. The following is as of September 30, 2025.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high-quality investment management services to its clients. Wellington Management’s compensation of the Wellington Management Portfolio’s or Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Wellington Management Portfolio or Fund includes a base salary. The base salary for the Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The Portfolio Manager does not receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager.

The Portfolio Manager may also be eligible for bonus payments based on her overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Ms. Pryshlak is a Partner.

4. Ownership of Securities

As of September 30, 2025, Ms. Pryshlak did not own any shares of the Fund.

Duration and Termination of Investment Advisory Agreements

The Fund’s current investment advisory agreements with the unaffiliated advisors are renewable for successive one-year periods, only if (1) the renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) the renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. An agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor, (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor, or (3) by the advisor upon ninety (90) days’ written notice to the Fund.

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The initial investment advisory agreement with Wellington Management for Vanguard Growth and Income Fund is binding for a two-year period. At the end of that two-year period, the agreement will become renewable for successive one-year periods, subject to the above conditions.

Securities Lending

The following table describes the securities lending activities of the Fund during the fiscal year ended September 30, 2025:

Vanguard Fund	Securities Lending Activities
Vanguard Growth and Income Fund
Gross income from securities lending activities	$258,749
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash
collateral reinvestment vehicle) that are not included in the revenue split	$250
Administrative fees not included in revenue split	$1,106
Indemnification fee not included in revenue split	$0
Rebate (paid to borrower)	$220,580
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$221,936
Net income from securities lending activities	$36,813

The services provided by Brown Brothers Harriman & Co. and Vanguard, each acting separately as securities lending agents for certain Vanguard funds, include coordinating the selection of securities to be loaned to approved borrowers; negotiating the terms of the loan; monitoring the value of the securities loaned and corresponding collateral, marking to market daily; coordinating the investment of cash collateral in the funds’ approved cash collateral reinvestment vehicle; monitoring dividends and coordinating material proxy votes relating to loaned securities; and transferring, recalling, and arranging the return of loaned securities to the funds upon termination of the loan.

PORTFOLIO TRANSACTIONS

The advisor decides which securities to buy and sell on behalf of the Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Fund. The advisor may cause the Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which the Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

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During the fiscal years ended September 30, 2023, 2024, and 2025, the Fund paid the following approximate amounts in brokerage commissions. Brokerage commissions paid by a fund may be substantially different from year to year for multiple reasons, such as overall fund performance, market volatility, trading volumes, cash flows, or changes to the securities that make up the Fund or a fund’s target index.

Vanguard Fund	2023	2024	2025
Vanguard Growth and Income Fund	$1,170,000	$1,934,000	$2,988,000

Some securities that are considered for investment by the Fund may also be appropriate for other Vanguard funds or for other clients served by the advisors. If such securities are compatible with the investment policies of the Fund and one or more of the advisor’s other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities may be aggregated by the advisor, and the purchased securities or sale proceeds may be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund’s board of trustees.

As of September 30, 2025, the Fund held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Growth and Income Fund	J.P. Morgan Securities LLC	$66,710,000
	Morgan Stanley & Co. LLC	92,712,000
	UBS Securities LLC	5,580,000

PROXY VOTING

I. Proxy Voting Policies

The Board of Trustees of the Fund (the Board) has delegated the authority to vote proxies related to the portfolio securities held by the Fund to its advisor(s). Each advisor will vote such proxies in accordance with its own proxy voting policies and procedures, which are summarized in Appendix A.

Vanguard has entered into agreements with various state, federal, and non-U.S. regulators and with certain issuers that limit the amount of shares that the funds may vote at their discretion for particular securities. For these securities, the funds are able to vote a limited portion of the shares at their discretion. Any additional shares generally are voted in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror voted), or the fund is not permitted to vote such shares. Further, the Board has adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion, of their shares in such regulated issuer.

II. Securities Lending

There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote the full position at a shareholder meeting. Vanguard has processes in place for advisors unaffiliated with Vanguard who have been delegated authority to vote proxies on behalf of certain Vanguard funds to inform Vanguard of an upcoming vote they deem to be material in accordance with such advisor’s proxy voting policies and procedures in order for Vanguard to instruct the recall of the security.

To obtain a free copy of a report that details how the Fund voted the proxies relating to the portfolio securities held by the Fund for the prior 12-month period ended on June 30, log on to vanguard.com or visit the SEC’s website at sec.gov.

FINANCIAL STATEMENTS

The Fund’s Financial Statements for the fiscal year ended September 30, 2025, and the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of the Fund’s performance, please see the Fund’s annual reports to shareholders, which may be obtained without charge.

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APPENDIX A

D. E. Shaw Investment Management, L.L.C. – Summary of Proxy Voting Policies and Procedures

INTRODUCTION

This document summarizes the proxy voting policies and procedures of D. E. Shaw Investment Management, L.L.C. (“DESIM”).

STATEMENT OF POLICY

When voting proxies for a client account, DESIM’s primary objective is to make voting decisions in the best interest of the client. DESIM has discretion to take into account any factors or considerations that it determines to be relevant to that particular advisory client, including those outlined in Part 2A of Form ADV, applicable advisory agreements, or other governing documents (collectively, “Relevant Client Terms”), when making any voting determination regarding the best interests of a client. In fulfilling its obligations to an advisory client, DESIM endeavors to act in a manner that will enhance the economic value of the assets of the client under management, subject to any Relevant Client Terms. For example, where relevant and/or applicable to a particular client, DESIM may vote proxies based on environmental and/or sustainability considerations in a manner that is expected to result in DESIM casting different proxy votes in some instances than it casts for other clients for whom such considerations are not applicable. DESIM has established written policies and procedures that are designed to ensure that proxies relating to shares owned by a client to which DESIM provides advice are voted in the best interest of such client (the “Proxy Voting Policy”). Among other topics, the Proxy Voting Policy addresses DESIM’s handling of material conflicts of interests in proxy voting situations.

VOTING OF PROXIES

DESIM has determined that the most efficient and effective method in which to vote proxies is through the engagement of an independent third-party proxy voting service (the “Proxy Voting Service”). DESIM generally votes most proxies through and in accordance with the recommendations of the Proxy Voting Service. DESIM believes that the independent Proxy Voting Service’s internal policy regarding conflicts of interest, including the use of information barriers, adequately addresses its potential conflicts of interest.

To facilitate voting execution, DESIM utilizes the independent Proxy Voting Service’s electronic vote management system to pre-populate and automatically submit votes in accordance with the Proxy Voting Service’s recommendations, except in the cases where DESIM determines to deviate from a recommendation of the Proxy Voting Service or where manual voting is required. For the avoidance of doubt, DESIM retains the authority to vote proxies, has not delegated such authority to any other party, and may vote contrary to any recommendation of the Proxy Voting Service if it determines such recommendation may be contrary to the client’s best interests. If DESIM believes that the recommendations of the Proxy Voting Service may be contrary to the best interest of a client, DESIM must obtain the approval of the Chief Compliance Officer and a Managing Director, or their respective designees, before instructing the Proxy Voting Service to vote the applicable proxy.

DESIM may elect not to vote proxies in cases where the cost of doing so, in the opinion of DESIM, would exceed the expected benefits to the client. Moreover, logistical issues may have a detrimental effect on DESIM’s ability to vote proxies and thereby cause the cost of voting to exceed the expected benefits to the client. Unless expressly agreed otherwise with the applicable client, DESIM generally believes the costs of voting proxies would exceed the expected benefits, and generally does not vote proxies, in the following circumstances: (a) the proxies must be voted in-person;

(b) the proxies are in jurisdictions that impose restrictions on the sale of the securities in order to vote (e.g., share-blocking jurisdictions); (c) the relevant securities are on loan pursuant to a securities lending program; (d) the proxies require execution of a power of attorney; (e) the relevant securities must be re-registered to the shareholder’s name and not held in “street name”; and (f) the proxies require a certain client status with respect to the relevant resolutions, issuer, or jurisdiction to be voted.

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RECORDKEEPING

Under applicable law, DESIM is required to maintain a number of books and records related to its business, including proxy voting records. Accordingly, DESIM maintains, or causes the Proxy Voting Service to maintain, the following documents:

•copies of the Proxy Voting Policy and any amendments thereto;

•copies of proxy statements received regarding client securities;

•records of votes cast on behalf of each client;

•records of each advisory client request for proxy voting information; and

•copies of any written documents prepared by DESIM that were material to a voting decision or that memorialized the basis for such decision.

DISCLOSURE TO CLIENTS

DESIM provides a summary of its proxy policies in Part 2A of Form ADV, which includes information on how a client may obtain a copy of the Proxy Voting Policy. DESIM will also furnish a copy of the Proxy Voting Policy and a summary of applicable proxy votes to any client upon written request.

REVIEW OF POLICY AND PROCEDURES

DESIM reviews annually the Proxy Voting Policy and the Proxy Voting Service.

LOS ANGELES CAPITAL MANAGEMENT LLC PROXY POLICY

I.Introduction

Los Angeles Capital Management LLC (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with U.S. Securities and Exchange Commission (“SEC”) Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and its obligations under the Employee Retirement Income Security Act of 1974 (“ERISA”). Los Angeles Capital provides investment advisory or sub-advisory services to various types of institutional clients. When clients give Los Angeles Capital the authority to vote proxies held in their client accounts such authority is specified in the advisory contract or other governing agreements.

II.Proxy Policy Statement

Los Angeles Capital has retained Glass, Lewis & Co., LLC (“Glass Lewis”) an unaffiliated third-party, to act as an independent proxy voting agent. Glass Lewis provides proxy analysis, voting recommendations and administration, recordkeeping, and manages other operational and reporting matters of the proxy voting process. If at any time a material conflict arises in connection with the Firm voting proxies for a client account, it would be resolved in the best interest of the client.

When Los Angeles Capital is given proxy voting authority together with a client’s voting policy, the Firm oversees compliance with such policy. When the client elects to use the Firm’s standard proxy guidelines, the Firm will vote in accordance with the guidelines approved by the Firm’s Proxy Committee (“Committee”). The Committee has approved the use of Glass Lewis’ market-based U.S. and Global guidelines, as may be modified from time to time (the “Firm’s Guidelines”). Clients with specific proxy voting goals may direct the Firm to apply a thematic set of proxy guidelines developed by Glass Lewis.

A. Proxy Voting Guidelines

On an annual basis, the Committee reviews the Firm’s Guidelines. The Committee also selectively reviews a sampling of the voting recommendations and the related proxy materials in determining whether to continue or modify the approved Firm Guidelines.

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The Firm ultimately retains the right to cast each vote on a case-by-case basis, taking into consideration the applicable proxy guidelines including any contractual obligations or the specific voting policy of the particular portfolio as well as all relevant facts and circumstances including information that might be gathered from sources beyond Glass Lewis.

Management of issuers, as well as other interested parties, will sometimes release supplemental information (after the proxy statement) that relates to a pending proxy vote. Glass Lewis and the Firm will not always be able to consider that additional information depending on when it is released.

In the event there is a disagreement with the Glass Lewis analysis as to a particular vote, the Committee will determine whether it is appropriate to vote contrary to the Glass Lewis analysis provided that such decision is consistent with the approved guideline. In the rare circumstance that the Committee believes it is in the best interest of a client to vote contrary to an approved guideline, the Committee will seek client consent prior to placing a vote that is contrary to such approved guideline(s).

Los Angeles Capital recognizes that a client may issue specific directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. The Firm requires that the advisory or sub-advisory contract specify such instructions, including instructions as to how those votes will be managed, particularly where they differ from the Firm’s Guidelines.

It is unlikely that serious conflicts of interest will arise in the context of the Firm’s proxy voting because the Firm does not engage in other financial businesses such as brokerage or managing public companies, underwriting, or investment banking. Nevertheless, should a conflict of interest arise in connection with proxy voting or Glass Lewis, such conflict will be handled as described below under Section IV B, “Conflicts of Interest.” As a matter of policy, the Firm and its employees are required to put the interests of clients ahead of their own.

B. Limitations

In limited circumstances, the Firm may elect to abstain from voting or may be unable to vote a client’s proxy. These circumstances include:

•Where the Firm concludes that the effect on shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

•Where the securities related to the vote participate in a securities lending program and are out on loan. In many cases, where a client directs the securities lending, Los Angeles Capital may not be aware when the security is out on loan and thus may not be able to recall the security before the record date, subject to the Special Considerations outlined below.

•Where the related securities are issued in a country that participates in share blocking because it is disruptive to the management of the portfolio.

•Where multiple global custodian accounts roll up into one omnibus sub-custodian account. In the specific markets where this may occur, the account managed by Los Angeles Capital is not registered individually. Therefore, if ballots are voted differently for the underlying accounts, the omnibus vote is considered split and is rejected.

•Where in the Firm’s judgement the unjustifiable costs1 or disadvantages of voting the proxy would exceed the anticipated benefit of voting (e.g., certain non-U.S. securities).

•Where a required Power of Attorney is not on file or it is not feasible to get one on file.

C. Special Considerations

Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations, individual client direction, and special guideline arrangements will dictate how voting will be done in these cases.

Mutual Funds

1The Department of Labor has indicated that such costs include, but are not limited to, expenditures related to developing proxy resolutions, proxy voting services and the analysis of the likely net effect of a particular issue on the economic value of the plan’s investment. Fiduciaries must take into consideration whether the exercise of its rights to vote a proxy is expected to have an effect on the economic value of the plan’s investment that will outweigh the costs of exercising such rights. With respect to proxies for shares of foreign corporations, a fiduciary, in deciding whether to purchase shares of a foreign corporation, should consider whether any additional difficulty and expense in voting such shares is reflected in their market price.

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Where the Firm votes proxies for a mutual fund that it sub-advises, unless otherwise directed and agreed with such fund and its adviser, the proxies typically will be voted in accordance with the Firm’s proxy guidelines. Proxies of a mutual fund’s portfolio companies may be voted in accordance with resolutions or other instructions from an authorized person of the fund.

ERISA Accounts

The Department of Labor (“DOL”) rules emphasize that a fiduciary’s duties extend to management of shareholder rights including with respect to proxy voting. Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions. The DOL rules require voting with a focus on relevant risk-return factors and not voting in a manner that sacrifices investment returns or takes on risks that promote benefits or goals unrelated to the interests of participants and beneficiaries. Where the Firm has authority to vote proxies for an ERISA account, the Firm employs the Firm’s Guidelines unless otherwise specifically directed by the ERISA plan fiduciary. Where the Firm has authority to vote proxies for a commingled fund that is an ERISA plan asset fund, the Firm employs the Firm’s Guidelines.

Securities Lending Program

Certain situations where Los Angeles Capital may recall securities on loan to vote proxies, if operationally feasible, include: (i) where Los Angeles Capital deems a holding materially significant, (ii) where Los Angeles Capital is directing the securities lending, or (iii) where a client has made arrangements with its custodian to permit standing instructions for the recall of securities out on loan and Los Angeles Capital has agreed to implement the standing instructions.

III.Responsibility and Oversight

The Committee was established to provide oversight to the proxy voting process and is responsible for developing, implementing, and updating the Firm’s proxy policy, reviewing approving, and/or formulating the Firm’s Guidelines, selecting and overseeing the third-party proxy vendor, identifying any conflicts of interest, determining the votes for issues it elects to vote independently from, or that cannot be voted by, Glass Lewis, monitoring legislative and corporate governance developments surrounding proxy issues, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.

As part of the Committee’s ongoing oversight of its third-party proxy vendor, the Committee considers (i) the adequacy and quality of the proxy vendor’s staffing and personnel; (ii) the presence of conflicts and processes to address those conflicts; (iii) the robustness of the proxy vendor’s policies and procedures for ensuring that its recommendations are based on current and accurate information; and (iv) any other appropriate considerations as to the nature and quality of the proxy vendor’s services. In addition, Compliance conducts periodic reviews of ballots voted by the proxy vendor to ensure they are in line with proxy voting procedures.

In cases where the Committee votes a proxy ballot it may conduct research internally and/or use the resources of an independent research consultant or use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, reports by issuers’ management on pending proxy votes, and/or published analyses of shareholder and management proposals. In such voting circumstances, two votes from voting members of the Committee or one voting member of the Committee and an internal legal counsel are required.

Los Angeles Capital’s Operations Department handles the day-to-day administration of the proxy voting process.

IV. Proxy Voting Procedures

Glass Lewis provides for the timely execution of specified proxy votes on the Firm’s behalf, which includes complete account set-up, vote execution, reporting, recordkeeping, and compliance with ERISA.

Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each client’s Investment Management Agreement, Limited Partnership Agreement, Prospectus, Trust Agreement or other legal documentation governing the account. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser or delegated to a sub-advisor unless the voting right is retained by a named fiduciary of the plan. If an advisory or sub-advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.

While Los Angeles Capital will accept direction from clients on specific proxy issues for their account, the Firm reserves the right to maintain its standard position on all other client accounts for which the Firm has proxy voting authority.

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A. Materiality

The Committee has designated certain materiality thresholds for situations in which the Committee may vote independently from Glass Lewis or may take separate actions in regard to securities lending limitations. Materiality thresholds are monitored daily and are escalated to the Committee for review.

B. Conflicts of Interest

Los Angeles Capital attempts to minimize the risks of conflicts and reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis.

If Glass Lewis identifies a potential conflict of interest between it and a publicly held company, it will disclose the relationship on the relevant proxy paper research report. In these situations, the Committee will review the proxy paper research report and vote the proxy.

If an unforeseen conflict requires specialized treatment, alternate measures may be taken, up to and including having Glass Lewis refrain from writing a proxy paper research report and abstaining from making a voting recommendation on the company. In this scenario Glass Lewis would procure a substitute research report from an alternative qualified provider, and the Committee may be required to research and vote the proxy.

If, during this process, the Committee identifies a potential material conflict of interest between Los Angeles Capital or an affiliated person of the Firm and the issuer whose ballot is being voted, the client will be notified. If no directive is issued by the client, the Committee will vote in such a way that, in the Committee’s opinion, fairly addresses the conflict in the best interest of the client.

C. Disclosure

Los Angeles Capital will provide all clients with a copy of the Firm’s current proxy policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to a client upon its request within a reasonable time. For further information, please contact a member of Operations at operations@lacapm.com.

Los Angeles Capital generally will not disclose how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client regarding their portfolio who itself may decide or may be required to make public such information. Los Angeles Capital will not disclose past votes or share amounts voted except: (i) for a valid business purpose as determined in the discretion of the Chief Compliance Officer or Chief Legal Officer, (ii) to the respective client, or (iii) as required on Form N-PX related to Say-on-Pay votes, (iv) as otherwise required by law.

D. Recordkeeping

All proxy records pursuant to Section 204-2 of the Advisers Act are retained by either Glass Lewis or Los Angeles Capital. Glass Lewis retains (1) records of proxy statements received regarding client securities, and (2) records of each vote cast. Los Angeles Capital retains (1) copies of its proxy policies, procedures, and Firm Guidelines; (2) copies of any document created by Los Angeles Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) each written client request for information on how the adviser voted proxies on behalf of the client; (4) a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client; and (5) regulatory filings related to proxy voting.

ERISA Accounts

Los Angeles Capital maintains access to proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. Such records may be maintained via Glass Lewis’ electronic system. Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost-benefit analyses.

Duration

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Proxy voting books and records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, the records are fully accessible in Los Angeles Capital’s office and electronically.

WELLINGTON MANAGEMENT COMPANY LLP

Global Proxy Voting Policies and Procedures

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for whom it exercises proxy-voting discretion.

The purpose of this document is to outline Wellington Management’s approach to executing proxy voting. Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are contained in a separate document, set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting for proxies. The Guidelines set out our general expectations on how we vote rather than rigid rules that we apply without consideration of the particular facts and circumstances.

Statement of Policy

Wellington Management:

1)Votes client proxies for which clients have affirmatively delegated proxy voting authority, in writing, unless we have arranged in advance with a particular client to limit the circumstances in which it would exercise voting authority, or we determine that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)Seeks to vote proxies in the best financial interests of the client for which we are voting.

3)Identifies and resolves all material proxy-related conflicts of interest between the firm and our clients in the best interests of the client.

Responsibility and Oversight

The Proxy Voting Team monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. The Proxy Voting Team also acts as a resource for portfolio managers and investment research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of the Proxy Voting Team. The Investment Stewardship Committee a senior, cross-functional group of experienced professionals, is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, and identification and resolution of conflicts of interest. The Investment Stewardship Committee reviews the Guidelines as well as the Global Proxy Policy and Procedures annually.

Procedures

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent for research and to manage the administrative aspects of proxy voting. We view third-party research as an input to our process. Wellington Management complements the research provided by its primary voting agent with research from other firms.

Our primary voting agent processes proxies for client accounts and maintains records of proxies voted. For certain routine issues, as detailed below, votes may be instructed according to standing instructions given to our primary voting agent, which are based on the Guidelines.

We manually review instances where our primary voting agent discloses a material conflict of interest of its own, potentially impacting its research outputs. We perform oversight of our primary voting agent, which involves regular service calls and an annual due diligence exercise, as well as regular touchpoints in the normal course of business.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting materials to Wellington Management or its designated voting agent in a timely manner.

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Reconciliation

Proxies for public equity securities received by electronic means are matched to the securities eligible to be voted, and a reminder is sent to custodians/trustees that have not forwarded the proxies due. This reconciliation is performed at the ballot level. Although proxies received for private equity securities, as well as those received in non-electronic format for any securities, are voted as received, Wellington Management is not able to reconcile these ballots and does not notify custodians of non-receipt; Wellington Management is only able to reconcile ballots where clients have consented to providing holdings information with its provider for this purpose.

Proxy Voting Process

Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington Management’s activities with regards to proxy voting practices.

Routine issues that can be addressed by the proxy voting guidance below are voted by means of standing instructions communicated to our primary voting agent. Some votes warrant analysis of specific facts and circumstances and therefore are reviewed individually. We examine such vote sources including internal research notes, third-party voting research and company engagement. While manual votes are often resolved by investment research teams, each portfolio manager is empowered to make a final decision for their relevant client portfolio(s), absent a material conflict of interest. Proactive portfolio manager input is sought under certain circumstances, which may include consideration of position size and proposal subject matter and nature. Where portfolio manager input is proactively sought, deliberation across the firm may occur. This collaboration does not prioritize consensus across the firm above all other interests but rather seeks to inform portfolio managers’ decisions by allowing them to consider multiple perspectives. Portfolio managers may occasionally arrive at different voting conclusions for their clients, resulting in different decisions for the same vote. Voting procedures and the deliberation that occurs before a vote decision are aligned with our role as active owners and fiduciaries for our clients.

Material Conflict of Interest Identification and Resolution Processes

Further detail on our management of conflicts of interest can be found in our Stewardship Conflicts of Interest Policy, available on our website.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

Clients may elect to participate in securities lending Such lending may impact their ability to have their shares voted. Under certain circumstances, and where practical considerations allow, Wellington Management may determine that the anticipated value of voting could outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies. We do not borrow shares for the sole purpose of exercising voting rights.

Share Blocking and Re-Registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, the proxy materials are not delivered in a timely fashion; or, in Wellington Management’s judgment, the costs of voting exceed the expected benefits to clients (included but not limited to instances such as when powers of attorney or consularization or the disclosure of client confidential information are required).

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Additional Information

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington Management discloses voting decisions through its website, including the rationale for votes against management.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, as well as the Voting Guidelines, upon written request. In addition, Wellington Management will provide specific client information relating to proxy voting to a client upon written request.

SAI 093 012026

PART C

VANGUARD QUANTITATIVE FUNDS

OTHER INFORMATION

Item 28. Exhibits

(a)Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 73, dated December 2, 2025, is hereby incorporated by reference.

(b)By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 71, dated January 31, 2025, is hereby incorporated by reference.

(c)Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.

(d)Investment Advisory Contracts, for D.E. Shaw Investment Management, L.L.C., filed with Post-Effective Amendment No. 43, dated November 29, 2011, is hereby incorporated by reference. For Wellington Management Company LLP, filed with Post-Effective Amendment No. 69, dated August 28, 2023, is hereby incorporated by reference. For Los Angeles Capital Management LLC, filed with Post-Effective Amendment No. 71, dated January 31, 2025, is hereby incorporated by reference. Amendment to the Investment Advisory Agreement for D.E. Shaw Investment Management, L.L.C., filed with Post-Effective Amendment No. 67, dated May 26, 2023, is hereby incorporated by reference.

(e)Underwriting Contracts, not applicable.

(f)Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Fund” in Part B of this Registration Statement.

(g)Custodian Agreements, for JPMorgan Chase Bank, N.A. and State Street Bank and Trust Company, filed with Post-Effective Amendment No. 73, dated December 2, 2025, are hereby incorporated by reference.

(h)Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed with Post-Effective Amendment No. 64, dated January 31, 2021, is hereby incorporated by reference. Form of Authorized Participant Agreement, filed with Post-Effective Amendment No. 73, dated December 2, 2025, is hereby incorporated by reference. Form of Fund of Funds Investment Agreement, filed with Post-Effective Amendment No. 73, dated December 2, 2025, is hereby incorporated by reference.

(i)Legal Opinion, not applicable.

(j)Other Opinions, Consent of Independent Registered Public Accounting Firm, is filed herewith.

(k)Omitted Financial Statements, not applicable.

(l)Initial Capital Agreements, not applicable.

(m)Rule 12b-1 Plan, not applicable.

(n)Rule 18f-3 Plan, Vanguard Funds Multiple Class Plan, is filed herewith.

(o)Reserved.

(p)Codes of Ethics, for D.E. Shaw Investment Management, L.L.C and Wellington Management Company LLP, filed with Post-Effective Amendment No. 71, dated January 31, 2025, are hereby incorporated by reference. For Los Angeles Capital Management LLC, filed with Post-Effective Amendment No. 73, dated December 2, 2025, is hereby incorporated by reference.

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all

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claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers, and may indemnify its underwriter or affiliated persons, from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant. In addition, the Registrant maintains liability insurance policies which, under certain circumstances, provides coverage to Trustees and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

D. E. Shaw Investment Management, L.L.C. (DESIM), is registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of DESIM, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by DESIM pursuant to the Advisers Act (SEC File No. 801-64222).

Los Angeles Capital Management LLC (Los Angeles Capital), is adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of Los Angeles Capital, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Los Angeles Capital pursuant to the Advisers Act (SEC File No. 801-60934).

Wellington Management Company LLP (Wellington Management) is registered under the Advisers Act. The list required by this Item 31 of officers and partners of Wellington Management, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Item 32. Principal Underwriters

(a)Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of over 200 funds.

(b)The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
Ryan Barrows	Vice President	None
John Bendl	Senior Vice President	Finance Director
John Bisordi	Vice President	None
Amma Boateng	Vice President	None
Barbara Bock	Controller	None
Jason Botzler	Vice President	None
Matthew C. Brancato	Vice President	None
Christine Buchanan	Senior Vice President	Chief Financial Officer
Jacob Buttery	Secretary	None
Kate Byrne	Vice President	None
Marco De Freitas	Vice President	None
Guy Delp	Chief Information Security Officer	None

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Name	Positions and Office with Underwriter	Positions and Office with Funds
Sarah Green	Anti-Money Laundering Officer	None
Kaitlyn Holmes	Vice President	None
Paul M. Jakubowski	Senior Vice President	None
Andrew Kadjeski	Chief Executive Officer	None
Mindi Marisa	Vice President	None
James Martielli	Vice President	None
Claire E. McCusker	Vice President	None
Cara McCutcheon	Vice President	None
Janelle McDonald	Vice President	None
Douglas R. Mento	Vice President	None
Beth Morales Singh	Assistant Secretary	None
Armond Mosley	Vice President	None
Faith Nsereko	Senior Vice President	None
Salvatore L. Pantalone	Principal Financial Officer and Treasurer	None
David Petty	Senior Vice President	None
Liz Smith Rivera	Vice President	None
Joanna Rotenberg	Vice President	None
Ignacio Saralegui	Vice President	None
John E. Schadl	Vice President	Assistant Secretary
Carrie Simons	Assistant Secretary	Assistant Secretary
Michael Smolenski	Vice President	None
Marc Stewart	Chief Compliance Officer	None
Parks Strobridge	Vice President	None
Nitin Tandon	Chief Information Officer	None
Marisa Tilghman	Senior Vice President	None
Matt Tretter	Principal Operations Officer	None
Lauren M. Valente	Vice President	None
Massy Williams	Vice President	None
(c) Not applicable.

Item 33. Location of Accounts and Records

The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, PA 19355, the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant’s Custodians, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114, and JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, NY 10179; and the Registrant’s investment advisors at their respective locations identified in this Registration Statement.

Item 34. Management Services

Other than as set forth in the section entitled “Management of the Fund” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 27th day of January, 2026.

VANGUARD QUANTITATIVE FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer, President, and Trustee	January 27, 2026

Salim Ramji
/s/ Tara Bunch*	Trustee	January 27, 2026

Tara Bunch
/s/ Mark Loughridge*	Independent Chair	January 27, 2026

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 27, 2026

Scott C. Malpass
/s/ John Murphy*	Trustee	January 27, 2026

John Murphy
/s/ Lubos Pastor*	Trustee	January 27, 2026

Lubos Pastor
/s/ Rebecca Patterson*	Trustee	January 27, 2026

Rebecca Patterson
/s/ André F. Perold*	Trustee	January 27, 2026

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	January 27, 2026

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	January 27, 2026

Grant Reid
/s/ David Thomas*	Trustee	January 27, 2026

David Thomas
/s/ Barbara Venneman*	Trustee	January 27, 2026

Barbara Venneman
Signature	Title	Date
/s/ Peter F. Volanakis*	Trustee	January 27, 2026

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	January 27, 2026

Christine Buchanan

*By: /s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 333-11763), Incorporated by Reference.